================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09093

                                  E*TRADE Funds
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               4500 Bohannon Drive
                          Menlo Park, California 94025
            ---------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Liat Rorer
                                  E*TRADE Funds
                               4500 Bohannon Drive
                          Menlo Park, California 94025
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-650-331-6000

                   Date of fiscal year end: December 31, 2003

                     Date of reporting period: June 30, 2003

                                   ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

Item 1.  Reports to Stockholders.

Dear E*TRADE Funds Shareholder:

I am writing to let you know that your copy of the E*TRADE Funds Semi-Annual Report for the six months ended June 30th, 2003 is now available online at etradefunds.etrade.com.

I hope you will find the report valuable and informative.

Growth In Both E*TRADE Equity and Bond Funds
During the first six months of 2003 the markets showed some welcome signs of optimism. Consumers continued to refinance homes and spend, despite joblessness and ongoing concerns about the war in Iraq. While the Federal Reserve slowed its pace in terms of cutting interest rates, rates still dropped to lows not seen in over 40 years. This spurred a rebound in equities, but investors also continued to find bonds attractive, despite the historically low interest rates. All this was good news for the E*TRADE Funds, particularly the equity funds, which after many less favorable periods, posted positive returns for the first half of the year:

           Fund Name                                   Total Return/6 Months
                                                           Ended 6/30/03*
E*TRADE Premier Money Market Fund                               0.48%
E*TRADE Bond Fund                                               2.66%
E*TRADE S&P 500 Index Fund                                     11.48%
E*TRADE Russell 2000 Index Fund                                17.20%
E*TRADE International Index Fund                                9.39%
E*TRADE Technology Index Fund                                  21.41%
* Not annualized

The E*TRADE Premier Money Market Fund's 7-day SEC yield was .83% as of June 30th, 2003.**

Signs of Renewed Vigor
As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing E*TRADE Funds shareholders with an affordable way to invest in specific asset classes and create solid diversified portfolios.

In the months ahead, we expect to continue providing the tools and services you need--and the value you expect--from E*TRADE FINANCIAL. In the meantime, thank you for your investment in E*TRADE Funds.

We value our relationship with you, and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ LIAT RORER

Liat Rorer
President, E*TRADE Funds

**The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's investment results would have been lower.

This material is intended for use with shareholders who have received a current prospectus for the E*TRADE Fund in which they are invested. For a current prospectus containing more complete information on any of the other E*TRADE Funds, visit the E*TRADE Funds main page at etradefunds.etrade.com. Please read the prospectus carefully before you invest.

An investment in the E*TRADE Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The performance data quoted represents past performance, and the return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information concerning the prior performance history of each of the Funds, please refer to the Financial Highlights table for each Fund, which is included in the Semi-Annual Report for each Fund.

E*TRADE PREMIER MONEY MARKET FUND
Schedule of Investments
June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------

                                                  FACE AMOUNT        VALUE
                                                  ------------   -------------
CERTIFICATES OF DEPOSIT (13.6%)
------------------------------------------------
   BNP Paribas
    1.83%, 07/28/03                                  5,000,000       5,000,237
   Canadian Imperial Holdings
    1.28%, 05/28/04                                  2,000,000       1,999,727 *
   Deutsche Bank AG
    1.31%, 03/30/04                                  1,000,000       1,000,000 *
   State Street Bank & Trust
    1.44%, 05/07/04                                  2,000,000       2,000,000
   Svenska Handelsbanken NY
    1.21%, 09/05/03                                  3,000,000       3,000,274 *
   Toronto Dominion Bank NY
    1.19%, 11/13/03                                  2,000,000       2,000,074 *
   Westdeutsche Landesbank
    1.27%, 08/26/03                                  2,000,000       2,000,000 *
                                                                 -------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost: $17,000,312)                                                17,000,312
                                                                 -------------

                                                  FACE AMOUNT        VALUE
                                                  -----------    -------------
COMMERCIAL PAPER (28.6%)
------------------------------------------------

   Amstel Funding Corp.
    0.93%, 12/12/03                                  3,000,000       2,987,290 +
   BMW US Capital Corp.
    1.30%, 07/01/03                                  1,780,000       1,780,000
   Cancara Asset Securitization Ltd.
    1.22%, 08/20/03                                  2,000,000       1,996,611
   Chevron UK Investment PLC
    1.20%, 08/11/03                                  2,000,000       1,997,267
   Corporate Asset Funding
    1.20%, 09/15/03                                  2,000,000       1,994,934
   ED&F Man Treasury Management PLC
    1.18%, 09/25/03                                  3,000,000       2,991,543
   Edison Asset Securitization LLC
    1.17%, 09/10/03                                  2,000,000       1,995,385
   Galleon Capital Corp.
    1.27%, 08/06/03                                  3,000,000       2,996,190
   Giro Funding Corp.
    1.23%, 08/15/03                                  3,000,000       2,995,387
   Greyhawk Funding LLC
    1.22%, 07/18/03                                  1,420,000       1,419,182 +
   HBOS Treasury Services PLC
    1.20%, 08/28/03                                  3,685,000       3,677,876
   Michigan (State of)
    1.25%, 10/06/03                                  2,345,000       2,345,000
   Pennine Funding LLC
    1.15%, 10/20/03                                  1,500,000       1,494,681 +
   Scaldis Capital LLC
    1.30%, 08/22/03                                    947,000         945,222
   UBS Finance Delaware LLC
    1.31%, 07/01/03                                  4,000,000       4,000,000
                                                                 -------------
TOTAL COMMERCIAL PAPER
 (Cost: $35,616,568)                                                35,616,568
                                                                 -------------

                                                  FACE AMOUNT        VALUE
                                                  ------------   -------------
CORPORATE BONDS & NOTES (16.2%)
------------------------------------------------
BANKING                                  (13.7%)
   Associates Corp. NA
    5.50%, 02/15/04                                  2,500,000       2,565,526
   Bank of America Corp.
    7.63%, 06/15/04                                  1,188,000       1,259,903
   National Westminster Bancorp
    9.38%, 11/15/03                                  3,250,000       3,345,202
   NBD Bank NA
    6.25%, 08/15/03                                  3,500,000       3,520,665
   Norwest Financial Inc.
    6.38%, 11/15/03                                  3,200,000       3,257,819
                                                                 -------------
                                                                    17,021,380
                                                                 -------------
BANKING AND FINANCE                       (2.5%)
   Morgan Stanley Dean Witter
    5.63%, 01/20/04                                  3,000,000       3,072,265
                                                                 ------------
REAL ESTATE                               (2.5%)
   Security Capital Group, Inc.
    7.75%, 11/15/03                                  3,080,000       3,150,379
                                                                 -------------
TOTAL CORPORATE BONDS & NOTES
 (Cost: $20,171,759)                                                20,171,759
                                                                 -------------

                                                  FACE AMOUNT       VALUE
                                                  ------------   -------------
MUNICIPAL BONDS (1.6%)
------------------------------------------------
   Mississippi State
    1.64%, 12/01/03                                  2,000,000       2,000,035
                                                  ------------   -------------
TOTAL MUNICIPAL BONDS
 (Cost: $2,000,035)                                                  2,000,035
                                                                 -------------

                                                      FACE AMOUNT     VALUE
                                                      -----------   ----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.8%)
------------------------------------------------
   Federal Home Loan Mortgage
    Corporation 5.75%, 07/15/03                      1,500,000       1,502,022
   Student Loan Marketing Association
    1.41%, 02/24/04                                  2,000,000       2,000,000
                                                                 -------------
TOTAL U.S. GOVERNMENT AND AGENCY
 OBLIGATIONS (Cost:  $3,502,022)                                     3,502,022
                                                                 -------------

                                                  FACE AMOUNT        VALUE
                                                  ------------   -------------

VARIABLE & FLOATING RATE NOTES (10.0%)
------------------------------------------------
BANKING                                   (6.0%)
   Natexis Banque NY
    1.04%, 11/12/03                                  1,500,000       1,500,000
    1.48%, 11/10/03                                  3,000,000       2,999,972
   US Bank NA
    1.05%, 01/28/04                                  3,000,000       3,000,000
FINANCIAL SERVICES                        (1.6%)
   General Electric Capital Corp.
    1.11%, 01/28/04                                  2,000,000       2,000,582
OIL & GAS                                 (2.4%)
   BP Capital Markets PLC
    1.05%, 03/08/04                                  3,000,000       3,000,000
                                                                 -------------
TOTAL VARIABLE & FLOATING RATE NOTES
 (Cost: $12,500,554)                                                12,500,554
                                                                 -------------

                                                   FACE AMOUNT       VALUE
                                                  ------------   -------------

VARIABLE RATE DEMAND NOTES (26.9%)
------------------------------------------------
   Baltimore County, Maryland, Revenue, Oak
   Crest Village Project, Series B, (LOC:
   Wachovia Bank)
    1.33%, 01/01/29                                  3,500,000       3,500,000

   Clayton County, Georgia, Multifamily
   Housing Authority, Revenue, Forest Club
   Project, Series B, (LOC: Washington Mutual
   Bank, Federal Home Loan Bank)
    1.15%, 06/15/36                                  1,625,000       1,625,000

   Cleveland, Ohio, Apartment System Revenue,
   Series E, (LOC: WestLB AG)
    1.05%, 01/01/20                                  2,600,000       2,600,000

   First Baptist Church Tuscaloosa, Alabama,
   (LOC: Regions Bank)
    1.37%, 06/01/19                                  2,000,000       2,000,000

   Hillsborough County, Florida, Housing
   Finance Authority Multifamily Revenue,
   Hunters Run Apartments, Series B, (LOC:
   Bank of America N.A.)
    1.17%, 09/15/35                                    500,000         500,000

   Lee County, Florida, Housing Finance
   Authority Multifamily Housing Revenue,
   University Club Apartments, Series B, (LOC:
   Southtrust Bank N.A.)
    1.43%, 05/15/35                                  2,660,000       2,660,000

   Michigan State Housing Development
   Authority, Series C, (SPA: Landesbank
   Hessen-Thueringen)
    1.04%, 06/01/30                                  2,000,000       2,000,000

   Michigan State University, Revenue, Series
   B, (SPA: Dexia Credit Local)
    1.05%, 08/15/22                                  1,000,000       1,000,000

   MOB Management One LLC, (LOC: Columbus Bank
   & Trust)
    1.35%, 12/01/26                                  1,500,000       1,500,000

   MOB Management Two LLC, (LOC: Columbus Bank
   & Trust)
    1.35%, 12/01/31                                  1,645,000       1,645,000

   Montgomery County, Pennsylvania,
   Redevelopment Authority Multifamily Housing
   Revenue, Forge Gate Apartments, Series A
   (Credit Enhancement: Federal National
   Mortgage Association)
    1.00%, 08/15/31                                  2,300,000       2,300,000

   Northern California Power Agency, Revenue,
   Hydroelectric, Series B, (SPA: Dexia Credit
   Local)
     1.20%, 07/01/13                                 3,000,000       3,000,000

   Philadelphia, Pennsylvania, Authority for
   Individual Development Special Facilities
   Revenue, Series B, (SPA: Landesbank
   Baden-Wurttemburg)
     1.00%, 07/01/10                                 2,500,000       2,500,000

   Santa Cruz, California, Redevelopment
   Agency Multifamily Revenue, Shaffer Road,
   Series A, (LOC: Bank of America N.A.)
     1.10%, 08/15/35                                 2,750,000       2,750,000

   Washington State Housing Finance Community
   Multifamily Revenue, Bridgewood Project,
   Series B, (LOC: Bank of the West)
     1.18%, 12/01/32                                 3,940,000       3,940,000
                                                                 -------------
TOTAL VARIABLE RATE DEMAND NOTES
(Cost: $33,520,000)                                                 33,520,000
                                                                 -------------

                                                   FACE AMOUNT       VALUE
                                                  ------------   -------------
REPURCHASE AGREEMENTS (0.0%)
------------------------------------------------
   Investors Bank & Trust Tri-Party
   Repurchase Agreement, dated 06/30/03, due
   07/01/03, with a maturity value of $32,136
   and an effective yield of 0.75%,
   collateralized by a $31,558 Small Business
   Administration Bond, 4.125%, due  May 25,
   2027, valued at $33,743.                             32,136          32,136
                                                                 -------------
TOTAL REPURCHASE AGREEMENTS (Cost: $32,136)                             32,136
                                                                 -------------

TOTAL INVESTMENTS (Cost: $124,343,386)   (99.7%)                   124,343,386
OTHER ASSETS, LESS LIABILITIES            (0.3%)                       328,029
                                                                 -------------
NET ASSETS                              (100.0%)                 $ 124,671,415
                                                                 =============

* A Certificate of Deposit issued in the U.S. market by a branch of a foreign bank.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933.

 The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (cost:  $124,343,386) (Note 1)        $  124,343,386
Due from E*TRADE Asset Management, Inc. (Note 2)                           5,485
Interest receivable                                                      543,328
                                                                  --------------
   TOTAL ASSETS                                                      124,892,199
                                                                  --------------
LIABILITIES
Accrued administration fee (Note 2)                                       14,615
Distributions to shareholders                                             88,249
Accrued accounting, custody and transfer agent
fees                                                                      24,041
Due to Trustees                                                           30,570
Accrued expenses                                                          63,309
                                                                  --------------
   TOTAL LIABILITIES                                                     220,784
                                                                  --------------
TOTAL NET ASSETS                                                  $  124,671,415
                                                                  ==============
NET ASSETS CONSIST OF:
Paid-in capital                                                      124,665,246
Net investment income                                                      5,831
Net realized gain on investments                                             338
                                                                  ==============
TOTAL NET ASSETS                                                  $  124,671,415
                                                                  ==============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)            124,665,247
                                                                  ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $         1.00
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Interest                                                       $     863,509
                                                                  -------------
      TOTAL INVESTMENT INCOME                                           863,509
                                                                  -------------
EXPENSES (NOTE 2):
   Advisory fee                                                          73,420
   Administration fee                                                    91,775
   Shareholder servicing fees                                           122,367
   Legal services                                                        12,039
   Audit and tax services                                                 6,797
   Custodian fee                                                         50,141
   Transfer and dividend disbursing agent                                15,461
   Registration fees                                                      3,912
   Trustee fees                                                           5,982
   Other expenses                                                        35,296
                                                                  -------------
   TOTAL EXPENSES BEFORE WAIVER                                         417,190
Waived fees and reimbursed expenses (Note 2)                           (141,829)
                                                                  -------------
   NET EXPENSES                                                         275,361
                                                                  -------------
NET INVESTMENT INCOME                                                   588,148
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $     588,148
                                                                  =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                 For the Six
                                                 Months Ended     For the Year
                                                 June 30, 2003   Ended December
                                                  (Unaudited)       31, 2002
                                                --------------   --------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                           $      588,148   $    1,857,018
Net realized gain on sale of investments                    --            1,150
                                                --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                       588,148        1,858,168
                                                --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income              (588,148)      (1,857,018)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                    72,059,082      229,426,658
Value of shares issued in reinvestment
 of dividends and distributions                        459,356        1,761,639
Cost of shares redeemed                            (84,614,350)    (242,430,389)
                                                --------------   --------------
NET DECREASE IN NET ASSETS FROM
 TRANSACTIONS IN SHARES OF COMMON STOCK            (12,095,912)     (11,242,092)
                                                --------------   --------------
NET DECREASE IN NET ASSETS                         (12,095,912)     (11,240,942)
NET ASSETS:
Beginning of period                                136,767,327      148,008,269
                                                --------------   --------------
END OF PERIOD                                   $  124,671,415   $  136,767,327
                                                ==============   ==============
SHARE TRANSACTIONS:
Number of shares sold                               72,059,083      229,426,658
Number of shares reinvested                            459,356        1,761,639
Number of shares redeemed                          (84,614,350)    (242,430,389)
                                                --------------   --------------
NET DECREASE IN SHARES OUTSTANDING                 (12,095,911)     (11,242,092)
                                                ==============   ==============

 The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                              Period from
                                                                                                             April 7, 2000
                                                        Six                                                  (commencement
                                                    Months Ended                                             of operations)
                                                      June 30,           Year Ended         Year Ended          through
                                                        2003            December 31,       December 31,      December 31,
FOR A SHARE OUTSTANDING FOR THE PERIOD               (Unaudited)          2002 (1)           2001 (1)           2000 (1)
                                                    ------------        ------------       ------------      --------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       1.00        $       1.00       $       1.00      $         1.00
                                                    ------------        ------------       ------------      --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                    0.00/(6)/           0.01               0.04                0.05
   Net realized and unrealized gain on investments            --                0.00/(6)/          0.00/(6)/             --
                                                    ------------        ------------       ------------      --------------
   TOTAL INCOME FROM INVESTMENT OPERATIONS                  0.00                0.01               0.04                0.05
                                                    ------------        ------------       ------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income                (0.00)/(6)/         (0.01)             (0.04)              (0.05)
                                                    ------------        ------------       ------------      --------------
NET ASSET VALUE, END OF PERIOD                      $       1.00        $       1.00       $       1.00      $         1.00
                                                    ============        ============       ============      ==============
TOTAL RETURN                                                0.48%/(3)/          1.45%              3.91%               4.64%/(2)(3)/
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)         $    124,671        $    136,767       $    148,008      $      167,891
   Ratio of expenses to average net assets /(7)/            0.45%/(4)/          0.45%              0.43%               0.42%/(4)(5)/
   Ratio of net investment income to average net            0.96%/(4)/          1.44%              4.00%               6.19%/(4)/
   assets /(8)/

----------

<F1>
(1) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Money Market Master Portfolio through June 2, 2002 under the prior Master-Feeder structure.
<F2>
(2) For the period April 7, 2000 (commencement of operations) through December 31, 2000 and is not indicative of a full year's operating results.
<F3>
(3)  Not annualized.
<F4>
(4)  Annualized.
<F5>
(5) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period April 7, 2000 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.42% for the period from April 7, 2000 (commencement of operations) through December 31, 2000.
<F6>
(6)  Rounds to less than $0.01.
<F7>
(7) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 0.68%, 0.79% and 0.47%, respectively.
<F8>
(8) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 0.73%, 1.10% and 3.96%, respectively.

The accompanying notes are an integral part of these financial statements.

E*TRADE PREMIER MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Premier Money Market Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2003 the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Premier Money Market Fund.

The Fund's investment objective is to provide investors with a high level of income, while preserving capital and liquidity. The Fund seeks to achieve its objective by investing in high-quality, short-term investments.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

The Fund values its portfolio instruments using the amortized cost method of valuation. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, generally without regard to the impact of fluctuating interest rates on the market value of the security. The Fund's Board of Trustees ("Board") believes this valuation method accurately reflects fair value. The amortized cost method of valuation seeks to maintain a stable net asset value per share of $1.00.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders from net investment income of the Fund are declared daily and paid monthly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder dividends or distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Substantially all taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of dividends or distributions paid in 2002 and 2001 was ordinary income.

At December 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

Undistributed/(Overdistributed) Ordinary Income     $ 5,831
Unrealized Appreciation/(Depreciation)                   --
Capital and Other Losses                                 (1)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2003.

For the year ended December 31, 2002, for federal income tax purposes, the Fund has elected to defer $1 of capital losses attributable to post-October losses.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.12% of the Fund's average daily net assets.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors, and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders; supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.20% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE Group, for shareholder services provided by E*TRADE Securities to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2004. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.45% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $294,389 was eligible for reimbursement as of June 30, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund.

3.  REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's investment adviser monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

4.  SUBSEQUENT EVENTS

At a meeting of the Board on August 19, 2003, the Board determined to reorganize the Fund as a new "Premier" class of shares of the E*TRADE Money Market Fund ("Reorganization"). The Reorganization is expected to occur on or about November 7, 2003 ("Reorganization Date"). On the Reorganization Date, each shareholder of the Fund will receive shares of the new Premier Class of the Money Market Fund having an aggregate value equal to the aggregate value of the shares of the Fund held by that shareholder as of the closing date of the Reorganization (i.e., following the Reorganization, each shareholder of the Premier Money Market Fund will receive the same number of shares of the Money Market Fund as that shareholder holds at the time of the Reorganization in the Premier Money Market
Fund). Following the Reorganization, ETAM also will serve as the investment adviser, administrator and shareholder servicing agent for the Premier Class of the E*TRADE Money Market Fund. As with the E*TRADE Premier Money Market Fund, ETAM has contractually agreed to waive or limit its fees, and assume other expenses through August 31, 2004, so that the total operating expenses of the new Premier Class of shares of the E*TRADE Money Market Fund are limited to 0.45% of the average daily net assets of the Premier Class. As a result, no changes in fees or expenses are expected to result from the Reorganization. The Expense Limitation Agreement may continue from year to year thereafter.

In addition, at the same Board meeting on August 19, 2003, the Board approved the Bank of New York to replace IBT as sub-administrator, fund accounting services agent and custodian for the Fund.

Dear E*TRADE Funds Shareholder:

I am writing to let you know that your copy of the E*TRADE Funds Semi-Annual Report for the six months ended June 30th, 2003 is now available online at etradefunds.etrade.com.

I hope you will find the report valuable and informative.

Growth In Both E*TRADE Equity and Bond Funds
During the first six months of 2003 the markets showed some welcome signs of optimism. Consumers continued to refinance homes and spend, despite joblessness and ongoing concerns about the war in Iraq. While the Federal Reserve slowed its pace in terms of cutting interest rates, rates still dropped to lows not seen in over 40 years. This spurred a rebound in equities, but investors also continued to find bonds attractive, despite the historically low interest rates. All this was good news for the E*TRADE Funds, particularly the equity funds, which after many less favorable periods, posted positive returns for the first half of the year:

           Fund Name                                   Total Return/6 Months
                                                           Ended 6/30/03*
E*TRADE Premier Money Market Fund                               0.48%
E*TRADE Bond Fund                                               2.66%
E*TRADE S&P 500 Index Fund                                     11.48%
E*TRADE Russell 2000 Index Fund                                17.20%
E*TRADE International Index Fund                                9.39%
E*TRADE Technology Index Fund                                  21.41%
* Not annualized

The E*TRADE Premier Money Market Fund's 7-day SEC yield was .83% as of June 30th, 2003.**

Signs of Renewed Vigor
As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing E*TRADE Funds shareholders with an affordable way to invest in specific asset classes and create solid diversified portfolios.

In the months ahead, we expect to continue providing the tools and services you need--and the value you expect--from E*TRADE FINANCIAL. In the meantime, thank you for your investment in E*TRADE Funds.

We value our relationship with you, and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ LIAT RORER

Liat Rorer
President, E*TRADE Funds

**The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's investment results would have been lower.

This material is intended for use with shareholders who have received a current prospectus for the E*TRADE Fund in which they are invested. For a current prospectus containing more complete information on any of the other E*TRADE Funds, visit the E*TRADE Funds main page at etradefunds.etrade.com. Please read the prospectus carefully before you invest.

An investment in the E*TRADE Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The performance data quoted represents past performance, and the return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information concerning the prior performance history of each of the Funds, please refer to the Financial Highlights table for each Fund, which is included in the Semi-Annual Report for each Fund.

E*TRADE BOND FUND
Schedule of Investments
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 FACE AMOUNT      VALUE
                                                                                 -----------   -----------
ASSET/MORTGAGE BACKED SECURITIES (20.6%)
---------------------------------------------------------------------
   Bank of America Mortgage Securities, 2001-9, Series 1A29
    6.75%, 09/25/31                                                              $   450,000   $   454,443
   CNL Commercial Mortgage Loan Trust, Series 2002-2A - Class A
    1.82%, 03/27/29                                                                  294,875       294,875
   Commercial Mortgage Acceptance Corp., Series 1997-ML1 - Class A1
    6.50%, 12/15/30                                                                   84,661        88,330
   Credit Suisse First Boston, Series 2003-AR2 - Class BA1
    5.22%, 02/25/33                                                                  273,666       280,220
   Ford Credit Auto Owner Trust, Series 2000-C - Class B
    7.50%, 10/15/04                                                                  350,000       354,503
   GMAC Mortgage Corp., Series 2002-J1 - Class A7
    6.50%, 03/25/32                                                                  500,000       514,693
   GSR Mortgage Loan Trust, Series 2002-4 - Class A1B
    4.83%, 04/25/32                                                                  216,150       217,983
   Navistar Financial Corp. Owner Trust, Series 2001-A - Class B
    5.59%, 05/15/08                                                                  250,162       259,523
   Structured Asset Securities Corp., Series 2001-12 - Class 2A13
    7.25%, 09/25/31                                                                   58,949        60,367
   Wells Fargo Mortgage Backed Securities, Series 2001-24 - Class A17
    6.75%, 11/25/31                                                                   47,086        47,440
                                                                                               -----------
TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost:  $2,546,632)                                       2,572,377
                                                                                               -----------

                                                                                 FACE AMOUNT      VALUE
                                                                                 -----------   -----------
CORPORATE BONDS & NOTES (33.6%)
---------------------------------------------------------------------
AEROSPACE / DEFENSE                                                       (4.3%)
   Rockwell International Corp.
    6.63%, 06/01/05                                                                  500,000       538,625
                                                                                               -----------
AUTOMOBILES                                                               (1.6%)
   TRW, Inc.
    6.05%, 01/15/05                                                                  190,000       201,872
                                                                                               -----------
BANKING                                                                  (11.1%)
   Bank of America Corp.
    7.13%, 04/30/06                                                                  235,000       266,570
   Capital One Bank
    6.50%, 07/30/04                                                                  375,000       389,205
   CIT Group, Inc.
    5.88%, 10/15/08                                                                  400,000       441,628
   Wachovia Corp.
    6.00%, 10/30/08                                                                  255,000       288,868
                                                                                               -----------
                                                                                                 1,386,271
                                                                                               -----------
COMPUTERS                                                                 (2.5%)
   Sun Microsystems, Inc.
    7.35%, 08/15/04                                                                  300,000       315,544
                                                                                               -----------
COSMETICS/ PERSONAL  CARE                                                 (2.7%)
   International Flavors & Fragrances, Inc.
    6.45%, 05/15/06                                                                  300,000       334,936
                                                                                               -----------

FINANCIAL SERVICES                                                        (2.0%)
   Merrill Lynch & Company, Inc.
    6.55%, 08/01/04                                                                  100,000       105,560
   Morgan Stanley
    6.10%, 04/15/06                                                                  130,000       143,116
                                                                                               -----------
                                                                                                   248,676
                                                                                               -----------
FOOD &  HOUSEHOLD PRODUCTS                                                (3.7%)
   Conagra Foods, Inc.
    7.50%, 09/15/05
                                                                                     415,000       462,786
                                                                                               -----------
INSURANCE                                                                 (2.5%)
   AON Corp.
    6.90%, 07/01/04                                                                  300,000       314,279
                                                                                               -----------
OIL & GAS                                                                 (1.1%)
   Occidental Petroleum Corp.
    7.65%, 02/15/06                                                                  120,000       135,589
                                                                                               -----------
RETAIL SALES                                                              (2.1%)
   Dayton Hudson Corp.
    5.88%, 11/01/08                                                                  225,000       257,467
                                                                                               -----------
TOTAL CORPORATE BONDS & NOTES (Cost:  $3,965,624)                                                4,196,045
                                                                                               -----------
                                                                                 FACE AMOUNT      VALUE
                                                                                 -----------   -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (21.2%)
---------------------------------------------------------------------
   Federal Farm Credit Bank
    5.75%, 01/25/08                                                                  200,000       227,801
   Federal Home Loan Bank
    3.50%, 11/15/07                                                                  500,000       521,745
    4.88%, 05/15/07                                                                  300,000       328,957
   Federal National Mortgage Association
    4.00%, 03/25/22                                                                  741,139       754,109
    4.50%, 06/01/33                                                                  500,000       498,555
    6.00%, 08/01/32                                                                    1,103         1,146
    6.25%, 02/01/11                                                                  280,000       322,903
                                                                                               -----------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost:  $2,556,750)                                 2,655,216
                                                                                               -----------
                                                                                 FACE AMOUNT      VALUE
                                                                                 -----------   -----------
U.S. TREASURY BONDS & NOTES (15.1%)
---------------------------------------------------------------------
   U.S. Treasury Note
    3.00%, 11/15/07                                                                  300,000       309,445
    3.63%, 05/15/13                                                                  500,000       503,906
    3.88%, 02/15/13                                                                  500,000       514,511
    5.00%, 08/15/11                                                                  500,000       560,860
                                                                                               -----------
TOTAL U.S. TREASURY BONDS & NOTES (Cost:  $1,814,600)                                            1,888,722
                                                                                               -----------
                                                                                 FACE AMOUNT      VALUE
                                                                                 -----------   -----------
SHORT-TERM INVESTMENTS (8.8%)
---------------------------------------------------------------------
   Federal National Mortgage Association
    0.75%, 07/01/03                                                                1,100,000     1,100,000
                                                                                               -----------
TOTAL SHORT-TERM INVESTMENTS (Cost:  $1,100,000)                                                 1,100,000
                                                                                               -----------

                                                                                 FACE AMOUNT      VALUE
                                                                                 -----------   -----------
REPURCHASE AGREEMENTS (0.4%)
---------------------------------------------------------------------
   Investors Bank & Trust Tri-Party Repurchase Agreement, dated
   06/30/03, due 07/01/03, with a maturity value of $48,076 and an effective yield of 0.75%, collateralized by a $48,870 Federal Home
   Loan Mortgage Corp. Bond., 3.677%, due June 1, 2030, valued at
   $50,634.

                                                                                      48,075        48,075
                                                                                               -----------
TOTAL REPURCHASE AGREEMENTS (Cost:  $48,075)                                                        48,075
                                                                                               -----------
TOTAL INVESTMENTS (Cost: $12,031,681)                                    (99.7%)                12,460,435
OTHER ASSETS, LESS LIABILITIES                                            (0.3%)                    40,297

                                                                                               -----------
NET ASSETS                                                              (100.0%)               $12,500,732
                                                                                               ===========

 The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------
ASSETS

Investments at market value (cost: $12,031,681) (Note 1)           $ 12,460,435
Receivable for fund shares sold                                           1,271
Due from E*TRADE Asset Management, Inc. (Note 2)                         12,606
Interest receivable                                                     122,364
                                                                   ------------
   TOTAL ASSETS                                                      12,596,676
                                                                   ------------
LIABILITIES
Accrued administration fee (Note 2)                                       1,500
Distributions to shareholders                                            37,756
Accrued accounting, custody and transfer agent fees                      10,523
Due to Trustees                                                           3,433
Accrued expenses                                                         42,732
                                                                   ------------
   TOTAL LIABILITIES                                                     95,944
                                                                   ------------
TOTAL NET ASSETS                                                   $ 12,500,732
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital                                                      12,094,107
Distributions in excess of net investment income                        (75,680)
Net realized gain on investments                                         53,551
Net unrealized appreciation of investments                              428,754
                                                                   ============
TOTAL NET ASSETS                                                   $ 12,500,732
                                                                   ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)             1,124,372
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $      11.12
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------
NET INVESTMENT INCOME:
   Interest                                                        $    279,059
                                                                   ------------
      TOTAL INVESTMENT INCOME                                           279,059
                                                                   ------------
EXPENSES (NOTE 2):
   Advisory fee                                                          15,489
   Administration fee                                                     9,293
   Shareholder servicing fees                                            15,489
   Legal services                                                         2,765
   Audit and tax services                                                 7,343
   Custodian fee                                                         45,037
   Transfer and dividend disbursing agent                                11,040
   Registration fees                                                     18,446
   Trustee fees                                                             838
   Other expenses                                                        18,728
                                                                   ------------
   TOTAL EXPENSES BEFORE WAIVER                                         144,468
Waived fees and reimbursed expenses (Note 2)                           (104,197)
                                                                   ------------
   NET EXPENSES                                                          40,271
                                                                   ------------
NET INVESTMENT INCOME                                                   238,788
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on sale of investments                             111,839
   Net change in unrealized appreciation/(depreciation) of
    investments                                                         (17,079)
                                                                   -------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                    94,760
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    333,548
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                   For the Six     For the Year
                                                   Months Ended       Ended
                                                  June 30, 2003    December 31,
                                                   (Unaudited)         2002
                                                  -------------    ------------
NET INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                             $     238,788    $    446,462
Net realized gain/(loss) on sale of investments         111,839         (28,563)
Net change in unrealized appreciation/
 (depreciation) of investments                          (17,079)        504,331
                                                  -------------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                             333,548         922,230
                                                  -------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income               (249,946)       (511,968)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                      3,782,323       7,412,832
Value of shares issued in reinvestment of
 dividends and distributions                            180,487         433,887
Cost of shares redeemed                              (2,871,753)     (5,414,887)
                                                  -------------    ------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN
 SHARES OF COMMON STOCK                               1,091,057       2,431,832
                                                  -------------    ------------
REDEMPTION FEES                                           3,242           7,415
                                                  -------------    ------------
NET INCREASE IN NET ASSETS                            1,177,901       2,849,509
NET ASSETS:
Beginning of period                                  11,322,831       8,473,322
                                                  -------------    ------------
END OF PERIOD                                      $ 12,500,732    $ 11,322,831
                                                  =============    ============
SHARE TRANSACTIONS:
Number of shares sold                                   342,209         689,900
Number of shares reinvested                              16,301          40,183
Number of shares redeemed                              (258,951)       (502,438)
                                                  -------------    ------------
NET INCREASE IN SHARES OUTSTANDING                       99,559         227,645
                                                  =============    ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                             Period from
                                                                                                           August 13,1999
                                            Six                                                            (commencement
                                        Months Ended                    Year Ended       Year Ended        of operations)
                                          June 30,         Year Ended    December         December            through
                                            2003            December       31,               31,            December 31,
FOR A SHARE OUTSTANDING FOR THE PERIOD  (Unaudited)         31, 2002     2001/(1)/        2000/(1)/          1999/(1)/
                                        ------------       ----------   ----------       ----------        --------------
NET ASSET VALUE, BEGINNING OF PERIOD    $      11.05       $    10.63   $    10.43       $     9.91        $        10.00
                                        ------------       ----------   ----------       ----------        --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                        0.22             0.47         0.58/(7)/        0.63                  0.16
   Net realized and unrealized gain
    (loss) on investments                       0.07             0.46         0.23/(7)/        0.49                 (0.09)
                                        ------------       ----------   ----------       ----------        --------------
   TOTAL INCOME FROM INVESTMENT
    OPERATIONS                                  0.29             0.93         0.81             1.12                  0.07
                                        ------------       ----------   ----------       ----------        --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment
    income                                     (0.22)           (0.52)       (0.59)           (0.63)                (0.16)
   Distributions from net realized
    gains                                         --               --        (0.03)              --                    --
                                        ------------       ----------   ----------       ----------        --------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (0.22)           (0.52)       (0.62)           (0.63)                (0.16)
                                        ------------       ----------   ----------       ----------        --------------
REDEMPTION FEES ADDED TO PAID-IN
 CAPITAL                                        0.00/(2)/        0.01         0.01             0.03                  0.00/(2)/
                                        ------------       ----------   ----------       ----------        --------------
NET ASSET VALUE, END OF PERIOD          $      11.12       $    11.05   $    10.63       $    10.43        $         9.91
                                        ============       ==========   ==========       ==========        ==============
TOTAL RETURN                                    2.66%/(9)/       9.09%        7.93%           11.98%                 0.74%/(3)/
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (000s omitted)                      $     12,501       $   11,323   $    8,473       $    3,524        $        2,327
   Ratio of expenses to average net
    assets/(10)/                                0.65%/(5)/       0.65%        0.40%            0.35%/(4)/            0.35%/(4)(5)/
   Ratio of net investment income to
    average net assets/(11)/                    3.84%/(5)/       4.16%        5.57%/(7)/       6.47%                 6.34%/(5)/
   Portfolio turnover rate                     33.21%/(9)/      43.25%       25.98%/(8)/      52.00%/(6)/           25.00%/(3)(6)/

----------

<F1>
(1) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Bond Index Master Portfolio through November 16, 2001 under the prior Master-Feeder structure.
<F2>
(2)  Rounds to less than $0.01.
<F3>
(3) For the period August 13, 1999 (commencement of operations) through December 31, 1999 and is not indicative of a full year's operating results.
<F4>
(4) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.35% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
<F5>
(5)  Annualized.
<F6>
(6)  Portfolio turnover rate of Bond Index Master Portfolio.
<F7>
(7) Effective January 1, 2001 the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $.02, increase net realized and unrealized gain (loss) per share by $.02 and decrease the ratio of net investment income to average net assets from 5.76% to 5.57%. Per share and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in policy.
<F8>
(8)  For the period November 16, 2001 through December 31, 2001.
<F9>
(9)  Not annualized.
<F10>
(10) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 2.32%, 2.50% and 1.02%, respectively.
<F11>
(11) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 2.16%, 2.31% and 4.95%, respectively.

The accompanying notes are an integral part of these financial statements.

E*TRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Bond Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2003 the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Bond Fund.

The Fund's investment objective is to seek total return with an emphasis on income, under normal conditions. The Fund will seek to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of debt securities.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments in debt securities that mature in more than 90 days are valued on the basis of market quotations. Investments in short-term debt securities that mature in 90 days or less are valued at amortized cost, which approximates fair value. Investments in United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities and long-term corporate bonds are valued at representative quoted prices provided by an independent pricing service. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are not available, such bonds are valued at a bid price estimated by at least two brokers. Investments in mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from two or more of the major dealers in such securities. If a quoted price is unavailable, then equivalent yield or yield spread quotes will be obtained from at least two brokers and converted to a price. Other securities and assets for which market quotations are not readily available or for which valuations cannot be provided are valued in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees ("Board").

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains, if any, are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder dividends or distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of dividends or distributions paid during 2002 and 2001 was as follows:

                              2002         2001
                           -----------------------
Distributions paid from:
Ordinary income            $  509,335   $  300,036
Long-term capital gain             --       20,510
                           ----------   ----------
                           $  509,335   $  320,546
                           ----------   ----------

At December 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

Undistributed/(Overdistributed) Ordinary Income        $     6,506
Unrealized Appreciation/(Depreciation)                     381,276
Capital and Other Losses                                   (58,288)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2003.

As of December 31, 2002, for federal income tax purposes, the Fund had a capital loss carryforward of $58,288 expiring in 2010.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors, and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders; supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE Group, for shareholder services provided by E*TRADE Securities to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2004. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $267,152 was eligible for reimbursement as of June 30, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund.

3.  PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The investment adviser monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The Fund did not have any securities lending activity during the period ended June 30, 2003.

4.  FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the period ended June 30, 2003.

5.  REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's investment adviser monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

6.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities and U.S. Government obligations, aggregated $1,433,931 and $1,386,016, respectively, for the period ended June 30, 2003. Purchases and sales of U.S. Government obligations for the period ended June 30, 2003 aggregated $3,064,923 and $2,488,560, respectively.

7.  UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At June 30, 2003, the cost of investments for federal income tax purposes was $12,031,681. Net unrealized appreciation aggregated $428,754, of which $449,945 represented gross unrealized appreciation on securities and $21,191 represented gross unrealized depreciation on securities.

8.  SUBSEQUENT EVENTS

At a meeting of the Board on August 19, 2003, the Board approved the Bank of New York to replace IBT as sub-administrator, fund accounting services agent and custodian for the Fund.

Dear E*TRADE Funds Shareholder:

I am writing to let you know that your copy of the E*TRADE Funds Semi-Annual Report for the six months ended June 30th, 2003 is now available online at etradefunds.etrade.com.

I hope you will find the report valuable and informative.

Growth In Both E*TRADE Equity and Bond Funds
During the first six months of 2003 the markets showed some welcome signs of optimism. Consumers continued to refinance homes and spend, despite joblessness and ongoing concerns about the war in Iraq. While the Federal Reserve slowed its pace in terms of cutting interest rates, rates still dropped to lows not seen in over 40 years. This spurred a rebound in equities, but investors also continued to find bonds attractive, despite the historically low interest rates. All this was good news for the E*TRADE Funds, particularly the equity funds, which after many less favorable periods, posted positive returns for the first half of the year:

           Fund Name                                   Total Return/6 Months
                                                           Ended 6/30/03*
E*TRADE Premier Money Market Fund                               0.48%
E*TRADE Bond Fund                                               2.66%
E*TRADE S&P 500 Index Fund                                     11.48%
E*TRADE Russell 2000 Index Fund                                17.20%
E*TRADE International Index Fund                                9.39%
E*TRADE Technology Index Fund                                  21.41%
* Not annualized

The E*TRADE Premier Money Market Fund's 7-day SEC yield was .83% as of June 30th, 2003.**

Signs of Renewed Vigor
As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing E*TRADE Funds shareholders with an affordable way to invest in specific asset classes and create solid diversified portfolios.

In the months ahead, we expect to continue providing the tools and services you need--and the value you expect--from E*TRADE FINANCIAL. In the meantime, thank you for your investment in E*TRADE Funds.

We value our relationship with you, and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ LIAT RORER

Liat Rorer
President, E*TRADE Funds

**The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's investment results would have been lower.

This material is intended for use with shareholders who have received a current prospectus for the E*TRADE Fund in which they are invested. For a current prospectus containing more complete information on any of the other E*TRADE Funds, visit the E*TRADE Funds main page at etradefunds.etrade.com. Please read the prospectus carefully before you invest.

An investment in the E*TRADE Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The performance data quoted represents past performance, and the return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information concerning the prior performance history of each of the Funds, please refer to the Financial Highlights table for each Fund, which is included in the Semi-Annual Report for each Fund.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investment in S&P 500 Master Portfolio ("Master Portfolio"),
 at market value (Note 1)                                       $   101,413,295
Due from E*TRADE Asset Management, Inc. (Note 2)                         26,388
                                                                ---------------
   TOTAL ASSETS                                                     101,439,683
                                                                ---------------
LIABILITIES
Accrued administration fee (Note 2)                                       8,580
Distribution to shareholders                                            315,173
Due to Trustees                                                          17,461
Accrued expenses                                                        112,140
                                                                ---------------
   TOTAL LIABILITIES                                                    453,354
                                                                ---------------
TOTAL NET ASSETS                                                $   100,986,329
                                                                ===============
NET ASSETS CONSIST OF:
Paid-in capital                                                     127,633,682
Distributions in excess of net investment income                         (2,769)
Net realized loss on investments and futures contracts              (11,754,388)
Net unrealized depreciation of investments and futures
 contracts                                                          (14,890,196)
                                                                ===============
TOTAL NET ASSETS                                                $   100,986,329
                                                                ===============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)           13,049,114
                                                                ===============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE                                                      $          7.74
                                                                ===============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
   Dividends (Net of foreign withholding tax of $217)           $       755,863
   Interest                                                              28,089
   Expenses (Note 2)                                                    (22,048)
                                                                ---------------
      NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO             761,904
                                                                ---------------
EXPENSES (NOTE 2):
   Advisory fee                                                           8,802
   Administration fee                                                    44,011
   Shareholder servicing fees                                           110,029
   Transfer agency fees                                                  79,413
   Legal services                                                         8,168
   Audit and tax services                                                 6,435
   Custodian fee                                                         23,366
   Registration fees                                                      2,662
   Trustee fees                                                             297
   Other expenses                                                        40,382
                                                                ---------------
   TOTAL FUND EXPENSES BEFORE WAIVER                                    323,565
Waived fees and reimbursed expenses (Note 2)                           (169,567)
                                                                ---------------
   NET EXPENSES                                                         153,998
                                                                ---------------
NET INVESTMENT INCOME                                                   607,906
                                                                ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
 CONTRACTS ALLOCATED FROM MASTER PORTFOLIO
Net realized gain/(loss) on:
   Sale of investments                                               (1,874,874)
   Futures contracts and foreign currency transactions                  260,097
Change in unrealized appreciation of:
   Investments                                                       11,154,717
   Futures contracts and translation of assets and
    liabilities in foreign currencies                                    55,487
                                                                ---------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
       FUTURE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO               9,595,427
                                                                ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $    10,203,333
                                                                ===============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    For the
                                                   Six Months    For the Year
                                                     Ended          Ended
                                                 June 30, 2003   December 31,
                                                  (Unaudited)        2002
                                                 -------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                            $     607,906   $  1,056,044
Net realized loss on sale of investments            (1,614,777)    (7,788,140)
Net change in unrealized appreciation/
 (depreciation) of investments and futures
 contracts                                          11,210,204    (14,994,113)
                                                 -------------   ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                    10,203,333    (21,726,209)
                                                 -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income              (617,332)    (1,057,525)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                    16,997,360     41,385,920
Value of shares issued in reinvestment of
 dividends and distributions                           281,083        985,784
Cost of shares redeemed                             (8,976,542)   (18,322,807)
                                                 -------------   ------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN
 SHARES OF COMMON STOCK                              8,301,901     24,048,897
                                                 -------------   ------------
REDEMPTION FEES                                          8,755         26,644
                                                 -------------   ------------
NET INCREASE IN NET ASSETS                          17,896,657      1,291,807
NET ASSETS:
Beginning of period                                 83,089,672     81,797,865
                                                 -------------   ------------
END OF PERIOD                                    $ 100,986,329   $ 83,089,672
                                                 =============   ============
SHARE TRANSACTIONS:
Number of shares sold                                2,360,473      5,140,298
Number of shares reinvested                             41,215        131,689
Number of shares redeemed                           (1,245,551)    (2,356,379)
                                                 -------------   ------------
NET INCREASE IN SHARES OUTSTANDING                   1,156,137      2,915,608
                                                 =============   ============
   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                             Period  from
                                                                                                               February
                                                                                                               17, 1999
                                          Six  Months                                                        (commencement
                                            Ended             Year           Year             Year           of operations)
                                            June 30,         Ended           Ended            Ended            through
                                             2003           December        December         December          December
FOR A SHARE OUTSTANDING FOR THE PERIOD    (Unaudited)       31, 2002        31, 2001         31, 2000          31, 1999
                                             /(1)/            /(1)/          /(1)/            /(1)/             /(1)/
                                          -----------       ---------      ----------       ---------       ---------------

NET ASSET VALUE, BEGINNING OF PERIOD      $      6.99       $    9.11      $    10.48       $   11.83       $         10.00
                                          -----------       ---------      ----------       ---------       ---------------

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
   Net investment income                         0.05            0.09            0.09            0.12                 0.09
   Net realized and unrealized gain
    (loss) on investments                        0.75           (2.12)          (1.37)          (1.22)                 1.84
                                          -----------       ---------      ----------       ---------       ---------------
   TOTAL INCOME (LOSS) FROM INVESTMENT
    OPERATIONS                                   0.80           (2.03)          (1.28)          (1.10)                 1.93
                                          -----------       ---------      ----------       ---------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment
    income                                      (0.05)          (0.09)          (0.09)          (0.13)                (0.09)
   Distributions from net realized gains           --              --           (0.00)/(2)/     (0.12)                (0.01)
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS          (0.05)          (0.09)          (0.09)          (0.25)                (0.10)
                                          -----------       ---------      ----------       ---------       ---------------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL         0.00/(2)/       0.00/(2)/       0.00/(2)/       0.00/(2)/             0.00/(2)/
                                          -----------       ---------      ----------       ---------       ---------------
NET ASSET VALUE, END OF PERIOD            $      7.74       $    6.99      $     9.11       $   10.48       $         11.83
                                          ===========       =========      ==========       =========       ===============

TOTAL RETURN                                    11.48%/(6)/    (22.29)%        (12.20)%         (9.39)%               19.31%/(3)/
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (000s omitted)                        $   100,986       $  83,090      $   81,798       $  62,899       $        46,906
   Ratio of expenses to average net
    assets/(7)/                                  0.40%/(5)/      0.40%           0.35%           0.32%/(4)/            0.32%/(4)(5)/
   Ratio of net investment income to
    average net assets/(8)/                      1.38%/(5)/      1.24%           1.02%           0.95%                 1.14%/(5)/
   Portfolio turnover rate of Master
    Portfolio                                    3.57%          11.97%           9.21%          11.00%                 7.00%/(3)/

------------

<F1>
(1) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the S&P 500 Index Master Portfolio.
<F2>
(2)  Rounds to less than $0.01.
<F3>
(3) For the period February 17, 1999 (commencement of operations) through December 31, 1999 and is not indicative of a full year's operating results.
<F4>
(4) The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period February 17, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the period from February 17, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
<F5>
(5)  Annualized.
<F6>
(6)  Not annualized.

(7) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 0.78%, 0.98% and 0.54%, respectively.
<F8>
(8) The ratio of net investment income to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 1.00%, 0.66% and 0.83%, respectively.

The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE S&P 500 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2003 the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match, before fees and expenses, the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). * The Fund seeks to achieve its objective by investing in the S&P 500 Index Master Portfolio (the "Master Portfolio") that, in turn, invests in stocks and other assets and attempts to match the total return of the stocks making up the S&P 500 Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

* "Standard & Poor's/(TM)/" ("S&P"), "S&P/(TM)/," "S&P 500/(TM)/," "Standard and Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. ("ETAM") for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of that Master Portfolio. As of June 30, 2003, the value of the Fund's investment in the Master Portfolio was 3.56% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued based on the Fund's proportionate ownership interest in the Master Portfolio's aggregate net assets. The Master Portfolio's investments are valued on each day the New York Stock exchange is open for business, typically by using available market quotations or at fair value determined in accordance with a policy adopted by the MIP's board of trustees. Securities of the Master Portfolio for which the primary market is a national securities or commodities exchange are valued at last sale prices. Securities of a Master Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price on the valuation day. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt instruments with maturities of 60 days or less are carried at amortized cost, which approximates value. Any other securities or assets generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value, then the fair value of those securities is determined by the Master Portfolio's investment adviser in accordance with guidelines approved by the MIP's board of trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder dividends or distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of dividends or distributions paid in 2002 and 2001 was as follows:

                               2002           2001
                           --------------------------
Distributions paid from:
Ordinary income            $ 1,057,525     $  705,044
Long-term capital gain              --          5,766
                           -----------     ----------
                           $ 1,057,525     $  710,810
                           -----------     ----------

At December 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

Undistributed/(Overdistributed) Ordinary Income                    $      6,511
Unrealized Appreciation/(Depreciation)                              (29,133,782)
Capital and Other Losses                                             (7,106,083)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2003.

As of December 31, 2002, for federal income tax purposes, the Fund had capital loss carryforwards of $1,299,261 and $5,513,399 expiring in 2009 and 2010, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2002, the Fund has elected to defer $293,423 of capital losses attributable to post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master fund and 0.07% on that portion of the Fund's assets not invested in the Master Portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA receives a fee from the Master Portfolio (and indirectly the Fund as a shareholder of the Master Portfolio) at an annual rate equal to 0.05% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors, and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders;

generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter, and a wholly-owned subsidiary of E*TRADE Group, for shareholder services provided by E*TRADE Securities to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2004. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.40% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $554,577 was eligible for reimbursement as of June 30, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund. E*TRADE Securities serves as principal underwriter for the Fund at no cost to the Fund.

3.  SUBSEQUENT EVENTS

At a meeting of the Board on August 19, 2003, the Board determined that it was in the best interest of the Fund and its shareholders to restructure the Fund from a feeder fund investing all of its assets in the Master Portfolio to a stand-alone fund advised by ETAM and sub-advised by World Asset Management ("WAM"). Under the proposed management structure, the Fund will seek to meet its investment objective through direct investment in individual securities (with the assistance of ETAM, as the Fund's adviser, and WAM, as sub-adviser) rather than by investing all of its assets in the Master Portfolio. As a result, at a shareholder meeting expected to be held in October, 2003, shareholders in the Fund will be asked to approve a new investment advisory agreement between the Trust and ETAM and a new investment sub-advisory agreement among the Trust, on behalf of the Fund, ETAM and WAM.

The advisory fee under the current advisory agreements, at both the Master Portfolio level and feeder fund level, is 0.07% of the Fund's average daily net assets, with 0.05% of the Fund's average daily net assets paid indirectly by the Fund as a shareholder in the Master Portfolio and 0.02% of the Fund's average daily net assets paid directly by the Fund to ETAM at the feeder fund level. This fee structure was designed with the Fund as a passively managed feeder fund. Upon the proposed withdrawal of the Fund's investment as a feeder fund in the Master Portfolio and the approval by the Fund's shareholders of the new investment advisory agreement between the Trust and ETAM and a new investment sub-advisory agreement among the Trust, ETAM and WAM, the entire investment advisory fee of 0.07% of the Fund's average daily net assets would be paid to ETAM and ETAM would pay the sub-advisory fee of 0.03% of the Fund's average daily net assets to WAM. In addition, because of the increased administrative responsibility and services assumed by ETAM as a result of the stand-alone structure and so that the administrative fees for each of the Funds would be uniform, the Board also approved an increase in the administrative services fee paid by the Fund to ETAM from its current level of 0.10% to 0.15% of the Fund's average daily net assets. This fee increase would be consistent with the administrative fees paid to ETAM by other similarly structured series of the Trust. However, the total operating expenses of the Fund would not increase because ETAM also has agreed to continue to waive or limit its fees and assume other expenses through at least August 31, 2004 so that the total operating expenses of the Fund would be limited to 0.40% of the Fund's average daily net assets.

In addition, at the meeting on August 19, 2003, the Board approved the Bank of New York to replace IBT as sub-administrator, fund accounting services agent and custodian for the Fund.

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Security                                             Shares          Value
-------------------------------------------------------------------------------
COMMON STOCKS--96.41%
ADVERTISING--0.20%
-------------------------------------------------------------------------------
Interpublic Group of Companies Inc.                  119,121       $  1,593,839
Omnicom Group Inc.                                    57,658          4,134,079
-------------------------------------------------------------------------------
                                                                      5,727,918
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE--1.44%
-------------------------------------------------------------------------------
Boeing Co. (The)                                     257,180          8,826,418
General Dynamics Corp.                                60,415          4,380,087
Goodrich (B.F.) Co.                                   35,903            753,963
Lockheed Martin Corp.                                137,751          6,552,815
Northrop Grumman Corp.                                55,943          4,827,321
Raytheon Co.                                         125,564          4,123,522
Rockwell Collins Inc.                                 54,585          1,344,429
United Technologies Corp.                            143,177         10,141,227
-------------------------------------------------------------------------------
                                                                     40,949,782
-------------------------------------------------------------------------------

AIRLINES--0.16%
-------------------------------------------------------------------------------
Delta Air Lines Inc.                                  37,668            552,966
Southwest Airlines Co.                               238,215          4,097,298
-------------------------------------------------------------------------------
                                                                      4,650,264
-------------------------------------------------------------------------------

APPAREL--0.29%
-------------------------------------------------------------------------------
Jones Apparel Group Inc.               /(1)/          39,228          1,147,811
Liz Claiborne Inc.                                    32,812          1,156,623
Nike Inc. Class B                                     80,805          4,322,259
Reebok International Ltd.              /(1)/          18,116            609,241
VF Corp.                                              33,123          1,125,188
-------------------------------------------------------------------------------
                                                                      8,361,122
-------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.54%
-------------------------------------------------------------------------------
Ford Motor Company                                   560,186          6,156,444
General Motors Corp.                                 171,480          6,173,280
Navistar International Corp.           /(1)/          20,842            680,074
PACCAR Inc.                                           35,546          2,401,488
-------------------------------------------------------------------------------
                                                                     15,411,286
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.10%
-------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                              22,440            394,720
Dana Corp.                                            45,369            524,466
Delphi Corp.                                         171,277          1,478,121
Goodyear Tire & Rubber Co. (The)                      53,469            280,712
Visteon Corp.                                         39,824            273,591
-------------------------------------------------------------------------------
                                                                      2,951,610
-------------------------------------------------------------------------------

BANKS--7.23%
-------------------------------------------------------------------------------
AmSouth Bancorp                                      107,533          2,348,521

Bank of America Corp.                                458,317         36,220,793
Bank of New York Co. Inc. (The)                      235,841          6,780,429
Bank One Corp.                                       349,545         12,996,083
BB&T Corp.                                           144,145          4,944,173
Charter One Financial Inc.                            68,798          2,145,122
Comerica Inc.                                         53,563          2,490,679
Fifth Third Bancorp                                  175,722         10,075,899
First Tennessee National Corp.                        38,613          1,695,497
FleetBoston Financial Corp.                          321,648          9,556,162
Golden West Financial Corp.                           46,728          3,738,707
Huntington Bancshares Inc.                            70,082          1,368,001
KeyCorp                                              129,451          3,271,227
Marshall & Ilsley Corp.                               69,309          2,119,469
Mellon Financial Corp.                               131,958          3,661,834
National City Corp.                                  187,092          6,119,779
North Fork Bancorp Inc.                               48,011          1,635,255
Northern Trust Corp.                                  67,500          2,820,825
PNC Financial Services Group                          86,580          4,225,970
Regions Financial Corp.                               67,915          2,294,169
SouthTrust Corp.                                     104,179          2,833,669
State Street Corp.                                   101,659          4,005,365
Sun Trust Banks Inc.                                  85,733          5,087,396
Synovus Financial Corp.                               92,832          1,995,888
U.S. Bancorp                                         587,241         14,387,404
Union Planters Corp.                                  60,698          1,883,459
Wachovia Corp.                                       411,585         16,446,937
Washington Mutual Inc.                               284,721         11,758,977
Wells Fargo & Company                                512,506         25,830,302
Zions Bancorporation                                  27,629          1,398,304
-------------------------------------------------------------------------------
                                                                    206,136,295
-------------------------------------------------------------------------------

BEVERAGES--2.72%
-------------------------------------------------------------------------------
Anheuser-Busch Companies Inc.                        255,299         13,033,014
Brown-Forman Corp. Class B                            18,421          1,448,259
Coca-Cola Co. (The)                                  753,625         34,975,736
Coca-Cola Enterprises Inc.                           138,255          2,509,328
Coors (Adolf) Company Class B                         11,097            543,531
Pepsi Bottling Group Inc.                             84,011          1,681,900
PepsiCo Inc.                                         525,669         23,392,270
-------------------------------------------------------------------------------
                                                                     77,584,038
-------------------------------------------------------------------------------

BIOTECHNOLOGY--1.14%
-------------------------------------------------------------------------------
Amgen Inc.                             /(1)/         385,356         25,603,053
Biogen Inc.                            /(1)/          45,379          1,724,402
Chiron Corp.                           /(1)/          57,091          2,496,019
Genzyme Corp. - General Division       /(1)/          65,990          2,758,382
-------------------------------------------------------------------------------
                                                                     32,581,856
-------------------------------------------------------------------------------

BUILDING MATERIALS--0.22%
-------------------------------------------------------------------------------
American Standard Companies Inc.       /(1)/          22,008          1,627,051
Masco Corp.                                          145,917          3,480,120
Vulcan Materials Co.                                  31,075          1,151,950
-------------------------------------------------------------------------------
                                                                      6,259,121
-------------------------------------------------------------------------------

CHEMICALS--1.37%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                         69,498          2,891,117
Ashland Inc.                                          20,843            639,463

Dow Chemical Co. (The)                               280,049          8,670,317
Du Pont (E.I.) de Nemours and Co.                    304,667         12,686,334
Eastman Chemical Co.                                  23,638            748,615
Engelhard Corp.                                       38,636            957,014
Great Lakes Chemical Corp.                            15,312            312,365
Hercules Inc.                          /(1)/          33,515            331,798
Monsanto Co.                                          79,924          1,729,555
PPG Industries Inc.                                   51,899          2,633,355
Praxair Inc.                                          49,683          2,985,948
Rohm & Haas Co.                                       67,889          2,106,596
Sherwin-Williams Co. (The)                            45,019          1,210,111
Sigma-Aldrich Corp.                                   21,732          1,177,440
-------------------------------------------------------------------------------
                                                                     39,080,028
-------------------------------------------------------------------------------

COMMERCIAL SERVICES--1.06%
-------------------------------------------------------------------------------
Apollo Group Inc. Class A              /(1)/          53,585          3,309,410
Block (H & R) Inc.                                    54,768          2,368,716
Cendant Corp.                          /(1)/         311,741          5,711,095
Concord EFS Inc.                       /(1)/         149,041          2,193,884
Convergys Corp.                        /(1)/          45,418            726,688
Deluxe Corp.                                          16,972            760,346
Donnelley (R.R.) & Sons Co.                           34,616            904,862
Ecolab Inc.                                           80,351          2,056,986
Equifax Inc.                                          43,238          1,124,188
McKesson Corp.                                        88,651          3,168,387
Monster Worldwide Inc.                 /(1)/          34,149            673,760
Moody's Corp.                                         45,420          2,394,088
Paychex Inc.                                         115,121          3,374,197
Quintiles Transnational Corp.          /(1)/          36,106            512,344
Robert Half International Inc.         /(1)/          52,196            988,592
-------------------------------------------------------------------------------
                                                                     30,267,543
-------------------------------------------------------------------------------

COMPUTERS--5.48%
-------------------------------------------------------------------------------
Apple Computer Inc.                    /(1)/         111,789          2,137,406
Cisco Systems Inc.                     /(1)/       2,147,336         35,839,038
Computer Sciences Corp.                /(1)/          57,249          2,182,332
Dell Computer Corp.                    /(1)/         785,781         25,113,561
Electronic Data Systems Corp.                        146,300          3,138,135
EMC Corp.                              /(1)/         669,325          7,007,833
Gateway Inc.                           /(1)/          98,834            360,744
Hewlett-Packard Co.                                  933,764         19,889,173
International Business Machines Corp.                528,619         43,611,067
Lexmark International Inc.             /(1)/          38,989          2,759,252
NCR Corp.                              /(1)/          29,289            750,384
Network Appliance Inc.                 /(1)/         103,803          1,682,647
Sun Microsystems Inc.                  /(1)/         987,804          4,543,898
SunGard Data Systems Inc.              /(1)/          86,960          2,253,134
Unisys Corp.                           /(1)/         100,177          1,230,174
Veritas Software Corp.                 /(1)/         126,855          3,636,933
-------------------------------------------------------------------------------
                                                                    156,135,711
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--2.43%
-------------------------------------------------------------------------------
Alberto-Culver Co. Class B                            17,924            915,916
Avon Products Inc.                                    71,882          4,471,060
Colgate-Palmolive Co.                                164,578          9,537,295
Gillette Co. (The)                                   312,483          9,955,708
International Flavors & Fragrances
Inc.                                                  28,796            919,456

Kimberly-Clark Corp.                                 155,683          8,117,312
Procter & Gamble Co.                                 396,066         35,321,166
-------------------------------------------------------------------------------
                                                                     69,237,913
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.28%
-------------------------------------------------------------------------------
Costco Wholesale Corp.                 /(1)/         139,512          5,106,139
Genuine Parts Co.                                     53,156          1,701,524
Grainger (W.W.) Inc.                                  28,008          1,309,654
-------------------------------------------------------------------------------
                                                                      8,117,317
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--9.05%
-------------------------------------------------------------------------------
American Express Co.                                 396,832         16,591,546
American International Group Inc.                    797,946         44,030,660
Bear Stearns Companies Inc. (The)                     30,292          2,193,747
Capital One Financial Corp.                           69,252          3,405,813
Citigroup Inc.                                     1,574,871         67,404,479
Countrywide Financial Corp.                           39,943          2,778,835
Fannie Mae                                           299,788         20,217,703
Federated Investors Inc. Class B                      33,460            917,473
Franklin Resources Inc.                               77,612          3,032,301
Freddie Mac                                          210,337         10,678,809
Goldman Sachs Group Inc. (The)                       143,688         12,033,870
Janus Capital Group Inc.                              73,136          1,199,430
JP Morgan Chase & Co.                                621,367         21,238,324
Lehman Brothers Holdings Inc.                         74,189          4,932,085
MBNA Corp.                                           390,814          8,144,564
Merrill Lynch & Co. Inc.                             284,582         13,284,288
Morgan Stanley                                       332,601         14,218,693
Providian Financial Corp.              /(1)/          88,549            819,964
Schwab (Charles) Corp. (The)                         413,017          4,167,342
SLM Corp.                                            138,411          5,421,559
T. Rowe Price Group Inc.                              37,403          1,411,963
-------------------------------------------------------------------------------
                                                                    258,123,448
-------------------------------------------------------------------------------

ELECTRIC--2.58%
-------------------------------------------------------------------------------
AES Corp. (The)                        /(1)/         187,264          1,189,126
Allegheny Energy Inc.                                 38,333            323,914
Ameren Corp.                                          49,296          2,173,954
American Electric Power Co. Inc.                     120,800          3,603,464
Calpine Corp.                          /(1)/         116,439            768,497
CenterPoint Energy Inc.                               93,327            760,615
Cinergy Corp.                                         53,840          1,980,774
CMS Energy Corp.                                      43,904            355,622
Consolidated Edison Inc.                              68,279          2,955,115
Constellation Energy Group Inc.                       50,546          1,733,728
Dominion Resources Inc.                               95,064          6,109,763
DTE Energy Co.                                        51,359          1,984,512
Duke Energy Corp.                                    275,625          5,498,719
Edison International                   /(1)/          99,603          1,636,477
Entergy Corp.                                         69,052          3,644,565
Exelon Corp.                                          99,172          5,931,477
FirstEnergy Corp.                                     91,023          3,499,834
FPL Group Inc.                                        56,055          3,747,277
Mirant Corp.                           /(1)/         123,218            357,332
NiSource Inc.                                         80,268          1,525,092
PG&E Corp.                             /(1)/         125,120          2,646,288
Pinnacle West Capital Corp.                           27,887          1,044,368

PPL Corp.                                             51,541          2,216,263
Progress Energy Inc.                                  73,642          3,232,884
Public Service Enterprise Group Inc.                  69,077          2,918,503
Southern Company                                     220,759          6,878,850
TECO Energy Inc.                                      53,912            646,405
TXU Corp.                                             98,535          2,212,111
Xcel Energy Inc.                                     121,901          1,833,391
-------------------------------------------------------------------------------
                                                                     73,408,920
-------------------------------------------------------------------------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.09%
-------------------------------------------------------------------------------
American Power Conversion Corp.        /(1)/          60,049            936,164
Molex Inc.                                            58,568          1,580,750
Power-One Inc.                         /(1)/          25,176            180,008
-------------------------------------------------------------------------------
                                                                      2,696,922
-------------------------------------------------------------------------------

ELECTRONICS--0.57%
-------------------------------------------------------------------------------
Agilent Technologies Inc.              /(1)/         144,124          2,817,624
Applera Corp. - Applied Biosystems
Group                                                 64,061          1,219,081
Jabil Circuit Inc.                     /(1)/          60,719          1,341,890
Johnson Controls Inc.                                 27,264          2,333,798
Millipore Corp.                        /(1)/          14,806            656,942
Parker Hannifin Corp.                                 36,113          1,516,385
PerkinElmer Inc.                                      38,499            531,671
Sanmina-SCI Corp.                      /(1)/         155,853            983,432
Solectron Corp.                        /(1)/         253,584            948,404
Symbol Technologies Inc.                              70,457            916,646
Tektronix Inc.                         /(1)/          26,077            563,263
Thermo Electron Corp.                  /(1)/          49,610          1,042,802
Thomas & Betts Corp.                   /(1)/          17,814            257,412
Waters Corp.                           /(1)/          38,107          1,110,057
-------------------------------------------------------------------------------
                                                                     16,239,407
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.03%
-------------------------------------------------------------------------------
Fluor Corp.                                           24,906            837,838
-------------------------------------------------------------------------------
                                                                        837,838
-------------------------------------------------------------------------------

ENTERTAINMENT--0.09%
-------------------------------------------------------------------------------
International Game Technology Inc.     /(1)/          26,117          2,672,553
-------------------------------------------------------------------------------
                                                                      2,672,553
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.18%
-------------------------------------------------------------------------------
Allied Waste Industries Inc.           /(1)/          64,160            644,808
Waste Management Inc.                                181,029          4,360,989
-------------------------------------------------------------------------------
                                                                      5,005,797
-------------------------------------------------------------------------------

FOOD--1.79%
-------------------------------------------------------------------------------
Albertson's Inc.                                     112,357          2,157,254
Archer-Daniels-Midland Co.                           197,291          2,539,135
Campbell Soup Co.                                    125,543          3,075,803
ConAgra Foods Inc.                                   164,242          3,876,111
General Mills Inc.                                   113,034          5,358,942
Heinz (H.J.) Co.                                     107,469          3,544,328
Hershey Foods Corp.                                   40,168          2,798,103
Kellogg Co.                                          124,449          4,277,312
Kroger Co.                             /(1)/         230,989          3,852,897
McCormick & Co. Inc.                                  42,682          1,160,950
Safeway Inc.                           /(1)/         134,977          2,761,629

Sara Lee Corp.                                       237,891          4,474,730
SUPERVALU Inc.                                        40,877            871,498
Sysco Corp.                                          198,828          5,972,793
Winn-Dixie Stores Inc.                                42,992            529,232
Wrigley (William Jr.) Co.                             68,831          3,870,367
-------------------------------------------------------------------------------
                                                                     51,121,084
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.52%
-------------------------------------------------------------------------------
Boise Cascade Corp.                                   17,787            425,109
Georgia-Pacific Corp.                                 76,521          1,450,073
International Paper Co.                              146,487          5,233,980
Louisiana-Pacific Corp.                /(1)/          31,891            345,698
MeadWestvaco Corp.                                    61,258          1,513,073
Plum Creek Timber Co. Inc.                            56,078          1,455,224
Temple-Inland Inc.                                    16,508            708,358
Weyerhaeuser Co.                                      66,984          3,617,136
-------------------------------------------------------------------------------
                                                                     14,748,651
-------------------------------------------------------------------------------

GAS--0.16%
-------------------------------------------------------------------------------
KeySpan Corp.                                         48,096          1,705,003
Nicor Inc.                                            13,438            498,684
Peoples Energy Corp.                                  11,003            471,919
Sempra Energy                                         63,423          1,809,458
-------------------------------------------------------------------------------
                                                                      4,485,064
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.31%
-------------------------------------------------------------------------------
Black & Decker Corp.                                  23,805          1,034,327
Emerson Electric Co.                                 128,757          6,579,483
Snap-On Inc.                                          17,766            515,747
Stanley Works (The)                                   26,225            723,810
-------------------------------------------------------------------------------
                                                                      8,853,367
-------------------------------------------------------------------------------

HEALTH CARE--4.53%
-------------------------------------------------------------------------------
Aetna Inc.                                            46,440          2,795,688
Anthem Inc.                            /(1)/          42,332          3,265,914
Bard (C.R.) Inc.                                      15,906          1,134,257
Bausch & Lomb Inc.                                    16,251            609,412
Baxter International Inc.                            182,747          4,751,422
Becton, Dickinson & Co.                               77,894          3,026,182
Biomet Inc.                                           79,022          2,264,771
Boston Scientific Corp.                /(1)/         125,461          7,665,667
Guidant Corp.                                         94,594          4,199,028
HCA Inc.                                             156,593          5,017,240
Health Management Associates Inc.
Class A                                               72,958          1,346,075
Humana Inc.                            /(1)/          49,345            745,109
Johnson & Johnson                                    908,205         46,954,199
Manor Care Inc.                        /(1)/          27,645            691,401
Medtronic Inc.                                       373,056         17,895,496
Quest Diagnostics Inc.                 /(1)/          32,206          2,054,743
St. Jude Medical Inc.                  /(1)/          55,027          3,164,053
Stryker Corp.                                         60,719          4,212,077
Tenet Healthcare Corp.                 /(1)/         142,922          1,665,041
UnitedHealth Group Inc.                              181,342          9,112,436
WellPoint Health Networks Inc.         /(1)/          44,539          3,754,638
Zimmer Holdings Inc.                   /(1)/          60,076          2,706,424
-------------------------------------------------------------------------------
                                                                    129,031,273
-------------------------------------------------------------------------------

HOME BUILDERS--0.12%
-------------------------------------------------------------------------------
Centex Corp.                                          19,030          1,480,344
KB Home                                               14,533            900,755
Pulte Homes Inc.                                      18,720          1,154,275
-------------------------------------------------------------------------------
                                                                      3,535,374
-------------------------------------------------------------------------------

HOME FURNISHINGS--0.11%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                  59,145          1,212,473
Maytag Corp.                                          23,920            584,126
Whirlpool Corp.                                       20,968          1,335,662
-------------------------------------------------------------------------------
                                                                      3,132,261
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.35%
-------------------------------------------------------------------------------
American Greetings Corp. Class A       /(1)/          20,099            394,744
Avery Dennison Corp.                                  33,775          1,695,505
Clorox Co.                                            66,370          2,830,681
Fortune Brands Inc.                                   44,509          2,323,370
Newell Rubbermaid Inc.                                83,845          2,347,660
Tupperware Corp.                                      17,778            255,292
-------------------------------------------------------------------------------
                                                                      9,847,252
-------------------------------------------------------------------------------

INSURANCE--3.07%
-------------------------------------------------------------------------------
ACE Ltd.                                              80,946          2,775,638
AFLAC Inc.                                           157,141          4,832,086
Allstate Corp. (The)                                 215,318          7,676,087
Ambac Financial Group Inc.                            32,492          2,152,595
AON Corp.                                             95,459          2,298,653
Chubb Corp.                                           56,611          3,396,660
CIGNA Corp.                                           42,866          2,012,130
Cincinnati Financial Corp.                            49,146          1,822,825
Hancock (John) Financial Services Inc.                88,371          2,715,641
Hartford Financial Services Group Inc.                85,583          4,309,960
Jefferson-Pilot Corp.                                 43,539          1,805,127
Lincoln National Corp.                                54,268          1,933,569
Loews Corp.                                           56,690          2,680,870
Marsh & McLennan Companies Inc.                      163,846          8,367,615
MBIA Inc.                                             44,067          2,148,266
MetLife Inc.                                         232,514          6,584,796
MGIC Investment Corp.                                 30,249          1,410,813
Principal Financial Group Inc.                       100,096          3,228,096
Progressive Corp. (The)                               66,572          4,866,413
Prudential Financial Inc.                            168,246          5,661,478
SAFECO Corp.                                          42,303          1,492,450
St. Paul Companies Inc.                               69,592          2,540,804
Torchmark Corp.                                       35,586          1,325,579
Travelers Property Casualty Corp.
 Class B                                             307,822          4,854,353
UNUMProvident Corp.                                   87,937          1,179,235
XL Capital Ltd. Class A                               41,775          3,467,325
-------------------------------------------------------------------------------
                                                                     87,539,064
--------------------------------------------------------------------------------

IRON / STEEL--0.06%
-------------------------------------------------------------------------------
Allegheny Technologies Inc.                           24,504            161,726
Nucor Corp.                                           23,929          1,168,932
United States Steel Corp.                             31,489            515,475
-------------------------------------------------------------------------------
                                                                      1,846,133
-------------------------------------------------------------------------------

LEISURE TIME--0.41%
-------------------------------------------------------------------------------
Brunswick Corp.                                       27,575            689,927
Carnival Corp.                                       192,264          6,250,503
Harley-Davidson Inc.                                  92,485          3,686,452
Sabre Holdings Corp.                                  43,788          1,079,374
-------------------------------------------------------------------------------
                                                                     11,706,256
-------------------------------------------------------------------------------

LODGING--0.26%
-------------------------------------------------------------------------------
Harrah's Entertainment Inc.            /(1)/          33,620          1,352,869
Hilton Hotels Corp.                                  115,183          1,473,191
Marriott International Inc. Class A                   71,007          2,728,089
Starwood Hotels & Resorts Worldwide
Inc.                                                  61,339          1,753,682
-------------------------------------------------------------------------------
                                                                      7,307,831
-------------------------------------------------------------------------------

MACHINERY--0.54%
-------------------------------------------------------------------------------
Caterpillar Inc.                                     105,356          5,864,115
Cummins Inc.                                          12,668            454,655
Deere & Co.                                           73,208          3,345,606
Dover Corp.                                           61,922          1,855,183
Ingersoll-Rand Co. Class A                            51,795          2,450,939
McDermott International Inc.           /(1)/          19,820            125,461
Rockwell Automation Inc.                              56,807          1,354,279
-------------------------------------------------------------------------------
                                                                     15,450,238
-------------------------------------------------------------------------------

MANUFACTURERS--4.95%
-------------------------------------------------------------------------------
Cooper Industries Ltd.                                28,539          1,178,661
Crane Co.                                             18,084            409,241
Danaher Corp.                                         46,736          3,180,385
Eastman Kodak Co.                                     87,741          2,399,716
Eaton Corp.                                           22,808          1,792,937
General Electric Co.                               3,057,452         87,687,723
Honeywell International Inc.                         262,411          7,045,735
Illinois Tool Works Inc.                              94,073          6,194,707
ITT Industries Inc.                                   28,090          1,838,771
Pall Corp.                                            37,664            847,440
Textron Inc.                                          41,402          1,615,506
3M Co.                                               119,556         15,420,334
Tyco International Ltd.                              610,833         11,593,610
-------------------------------------------------------------------------------
                                                                    141,204,766
-------------------------------------------------------------------------------

MEDIA--3.82%
-------------------------------------------------------------------------------
AOL Time Warner Inc.                   /(1)/       1,375,695         22,134,933
Clear Channel Communications Inc.      /(1)/         187,851          7,963,004
Comcast Corp. Class A                  /(1)/         688,068         20,765,892
Dow Jones & Co. Inc.                                  24,955          1,073,814
Gannett Co. Inc.                                      82,157          6,310,479
Knight Ridder Inc.                                    24,978          1,721,734
McGraw-Hill Companies Inc. (The)                      58,383          3,619,746
Meredith Corp.                                        15,189            668,316
New York Times Co. Class A                            46,187          2,101,509
Tribune Co.                                           94,503          4,564,495
Univision Communications Inc. Class A  /(1)/          70,087          2,130,645
Viacom Inc. Class B                    /(1)/         537,241         23,455,942
Walt Disney Co. (The)                                625,007         12,343,888
-------------------------------------------------------------------------------
                                                                    108,854,397
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.01%
-------------------------------------------------------------------------------
Worthington Industries Inc.                           26,211            351,227
-------------------------------------------------------------------------------
                                                                        351,227
-------------------------------------------------------------------------------

MINING--0.45%
-------------------------------------------------------------------------------
Alcoa Inc.                                           258,536          6,592,668
Freeport-McMoRan Copper & Gold Inc.                   44,434          1,088,633
Newmont Mining Corp.                                 123,008          3,992,840
Phelps Dodge Corp.                     /(1)/          27,218          1,043,538
-------------------------------------------------------------------------------
                                                                     12,717,679
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.19%
-------------------------------------------------------------------------------
Pitney Bowes Inc.                                     71,726          2,754,996
Xerox Corp.                            /(1)/         239,090          2,531,963
-------------------------------------------------------------------------------
                                                                      5,286,959
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS--5.04%
-------------------------------------------------------------------------------
Amerada Hess Corp.                                    27,488          1,351,860
Anadarko Petroleum Corp.                              76,292          3,392,705
Apache Corp.                                          49,420          3,215,265
Burlington Resources Inc.                             61,478          3,324,115
ChevronTexaco Corp.                                  326,811         23,595,754
ConocoPhillips                                       207,620         11,377,576
Devon Energy Corp.                                    70,581          3,769,025
EOG Resources Inc.                                    35,121          1,469,463
Exxon Mobil Corp.                                  2,043,444         73,380,074
Kerr-McGee Corp.                                      30,828          1,381,094
Kinder Morgan Inc.                                    37,325          2,039,811
Marathon Oil Corp.                                    94,903          2,500,694
Nabors Industries Ltd.                 /(1)/          44,528          1,761,082
Noble Corp.                            /(1)/          40,946          1,404,448
Occidental Petroleum Corp.                           115,990          3,891,465
Rowan Companies Inc.                   /(1)/          28,598            640,595
Sunoco Inc.                                           23,419            883,833
Transocean Inc.                        /(1)/          97,775          2,148,117
Unocal Corp.                                          78,897          2,263,555
-------------------------------------------------------------------------------
                                                                    143,790,531
-------------------------------------------------------------------------------

OIL & GAS SERVICES--0.59%
-------------------------------------------------------------------------------
Baker Hughes Inc.                                    102,960          3,456,367
BJ Services Co.                        /(1)/          48,324          1,805,385
Halliburton Co.                                      133,688          3,074,824
Schlumberger Ltd.                                    178,107          8,472,550
-------------------------------------------------------------------------------
                                                                     16,809,126
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.13%
-------------------------------------------------------------------------------
Ball Corp.                                            17,419            792,739
Bemis Co.                                             16,219            759,049
Pactiv Corp.                           /(1)/          48,725            960,370
Sealed Air Corp.                       /(1)/          25,795          1,229,390
-------------------------------------------------------------------------------
                                                                      3,741,548
-------------------------------------------------------------------------------

PHARMACEUTICALS--8.32%
-------------------------------------------------------------------------------
Abbott Laboratories                                  477,500         20,895,400
Allergan Inc.                                         39,827          3,070,662
AmerisourceBergen Corp.                               33,753          2,340,771
Bristol-Myers Squibb Co.                             592,937         16,098,240
Cardinal Health Inc.                                 136,621          8,784,730

Forest Laboratories Inc.               /(1)/         111,032          6,079,002
King Pharmaceuticals Inc.              /(1)/          73,725          1,088,181
Lilly (Eli) & Co.                                    343,692         23,704,437
MedImmune Inc.                         /(1)/          77,084          2,803,545
Merck & Co. Inc.                                     685,958         41,534,757
Pfizer Inc.                                        2,415,319         82,483,144
Schering-Plough Corp.                                449,311          8,357,185
Watson Pharmaceuticals Inc.            /(1)/          32,737          1,321,593
Wyeth                                                406,230         18,503,777
-------------------------------------------------------------------------------
                                                                    237,065,424
-------------------------------------------------------------------------------

PIPELINES--0.11%
-------------------------------------------------------------------------------
Dynegy Inc. Class A                                  113,732            477,674
El Paso Corp.                                        183,276          1,480,870
Williams Companies Inc.                              158,234          1,250,049
-------------------------------------------------------------------------------
                                                                      3,208,593
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--0.31%
-------------------------------------------------------------------------------
Apartment Investment & Management Co.
Class A                                               28,708            993,297
Equity Office Properties Trust                       123,302          3,330,387
Equity Residential                                    83,332          2,162,465
Simon Property Group Inc.                             57,790          2,255,544
-------------------------------------------------------------------------------
                                                                      8,741,693
-------------------------------------------------------------------------------

RETAIL--7.18%
-------------------------------------------------------------------------------
AutoNation Inc.                        /(1)/          86,248          1,355,819
AutoZone Inc.                          /(1)/          27,412          2,082,490
Bed Bath & Beyond Inc.                 /(1)/          90,305          3,504,737
Best Buy Co. Inc.                      /(1)/          98,555          4,328,536
Big Lots Inc.                          /(1)/          35,635            535,950
Circuit City Stores Inc.                              63,614            559,803
CVS Corp.                                            120,494          3,377,447
Darden Restaurants Inc.                               51,640            980,127
Dillards Inc. Class A                                 25,845            348,132
Dollar General Corp.                                 101,955          1,861,698
eBay Inc.                              /(1)/          97,118         10,117,753
Family Dollar Stores Inc.                             52,597          2,006,576
Federated Department Stores Inc.                      57,385          2,114,637
Gap Inc. (The)                                       272,389          5,110,018
Home Depot Inc.                                      702,973         23,282,466
Kohls Corp.                            /(1)/         103,632          5,324,612
Limited Brands Inc.                                  159,860          2,477,830
Lowe's Companies Inc.                                238,541         10,245,336
May Department Stores Co. (The)                       88,197          1,963,265
McDonald's Corp.                                     389,177          8,585,245
Nordstrom Inc.                                        41,495            809,982
Office Depot Inc.                      /(1)/          94,427          1,370,136
Penney (J.C.) Co. Inc. (Holding Co.)                  82,228          1,385,542
RadioShack Corp.                                      51,537          1,355,938
Sears, Roebuck and Co.                                94,046          3,163,707
Staples Inc.                           /(1)/         148,902          2,732,352
Starbucks Corp.                        /(1)/         119,425          2,928,301
Target Corp.                                         278,589         10,541,808
Tiffany & Co.                                         44,412          1,451,384
TJX Companies Inc.                                   156,322          2,945,106
Toys R Us Inc.                         /(1)/          65,090            788,891
Walgreen Co.                                         313,507          9,436,561
Wal-Mart Stores Inc.                               1,339,656         71,899,338
Wendy's International Inc.                            34,804          1,008,272
Yum! Brands Inc.                       /(1)/          89,575          2,647,837
-------------------------------------------------------------------------------
                                                                    204,627,632
-------------------------------------------------------------------------------

SEMICONDUCTORS--3.15%
-------------------------------------------------------------------------------
Advanced Micro Devices Inc.            /(1)/         105,623            677,043
Altera Corp.                           /(1)/         117,071          1,919,964
Analog Devices Inc.                    /(1)/         111,726          3,890,299
Applied Materials Inc.                 /(1)/         506,961          8,040,401
Applied Micro Circuits Corp.           /(1)/          92,844            561,706
Broadcom Corp. Class A                 /(1)/          85,644          2,133,392
Intel Corp.                                        1,999,021         41,547,652
KLA-Tencor Corp.                       /(1)/          58,197          2,705,579
Linear Technology Corp.                               95,716          3,083,012
LSI Logic Corp.                        /(1)/         114,644            811,680
Maxim Integrated Products Inc.                        99,292          3,394,793
Micron Technology Inc.                 /(1)/         186,110          2,164,459
National Semiconductor Corp.           /(1)/          55,765          1,099,686
Novellus Systems Inc.                  /(1)/          45,831          1,678,377
NVIDIA Corp.                           /(1)/          48,617          1,118,677
PMC-Sierra Inc.                        /(1)/          51,603            605,303
QLogic Corp.                           /(1)/          28,713          1,387,699
Teradyne Inc.                          /(1)/          56,517            978,309
Texas Instruments Inc.                               528,964          9,309,766
Xilinx Inc.                            /(1)/         103,178          2,611,435
-------------------------------------------------------------------------------
                                                                     89,719,232
-------------------------------------------------------------------------------

SOFTWARE--5.30%
-------------------------------------------------------------------------------
Adobe Systems Inc.                                    70,893          2,273,539
Autodesk Inc.                                         34,262            553,674
Automatic Data Processing Inc.                       183,030          6,197,396
BMC Software Inc.                      /(1)/          71,398          1,165,929
Citrix Systems Inc.                    /(1)/          50,701          1,032,272
Computer Associates International
Inc.                                                 176,798          3,939,059
Compuware Corp.                        /(1)/         115,478            666,308
Electronic Arts Inc.                   /(1)/          44,530          3,294,775
First Data Corp.                                     228,881          9,484,829
Fiserv Inc.                            /(1)/          59,072          2,103,554
IMS Health Inc.                                       74,512          1,340,471
Intuit Inc.                            /(1)/          62,843          2,798,399
Mercury Interactive Corp.              /(1)/          26,090          1,007,335
Microsoft Corp.                                    3,284,408         84,113,689
Novell Inc.                            /(1)/         112,371            346,103
Oracle Corp.                           /(1)/       1,604,156         19,281,955
Parametric Technology Corp.            /(1)/          80,582            245,775
PeopleSoft Inc.                        /(1)/          96,786          1,702,466
Siebel Systems Inc.                    /(1)/         149,663          1,427,785
Symantec Corp.                         /(1)/          45,164          1,980,893
Yahoo! Inc.                            /(1)/         184,503          6,044,318
-------------------------------------------------------------------------------
                                                                    151,000,524
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--0.86%
-------------------------------------------------------------------------------
ADC Telecommunications Inc.            /(1)/         244,884            570,090
Andrew Corp.                           /(1)/          29,996            275,963
Avaya Inc.                             /(1)/         116,495            752,558
CIENA Corp.                            /(1)/         143,902            746,851
Comverse Technology Inc.               /(1)/          57,503            864,270
JDS Uniphase Corp.                     /(1)/         437,232          1,534,684
Lucent Technologies Inc.               /(1)/       1,265,077          2,568,106
Motorola Inc.                                        708,304          6,679,307
QUALCOMM Inc.                                        241,465          8,632,374
Scientific-Atlanta Inc.                               45,695          1,089,369
Tellabs Inc.                           /(1)/         126,198            829,121
-------------------------------------------------------------------------------
                                                                     24,542,693
-------------------------------------------------------------------------------

TELECOMMUNICATIONS--1.89%
-------------------------------------------------------------------------------
AT&T Wireless Services Inc.            /(1)/         829,479          6,810,023
Citizens Communications Co.            /(1)/          86,627          1,116,622
Corning Inc.                           /(1)/         387,106          2,860,713
Nextel Communications Inc. Class A     /(1)/         314,443          5,685,129
Qwest Communications International
Inc.                                   /(1)/         518,419          2,478,043
Sprint Corp. (PCS Group)               /(1)/         312,903          1,799,192
Verizon Communications Inc.                          841,332         33,190,547
-------------------------------------------------------------------------------
                                                                     53,940,269
-------------------------------------------------------------------------------

TELEPHONE--1.95%
-------------------------------------------------------------------------------
Alltel Corp.                                          95,202          4,590,640
AT&T Corp.                                           240,476          4,629,163
BellSouth Corp.                                      565,095         15,048,480
CenturyTel Inc.                                       43,751          1,524,722
SBC Communications Inc.                            1,016,351         25,967,768
Sprint Corp. (FON Group)                             274,967          3,959,525
-------------------------------------------------------------------------------
                                                                     55,720,298
-------------------------------------------------------------------------------

TEXTILES--0.07%
-------------------------------------------------------------------------------
Cintas Corp.                                          52,119          1,847,097
-------------------------------------------------------------------------------
                                                                      1,847,097
-------------------------------------------------------------------------------

TOBACCO--1.08%
-------------------------------------------------------------------------------
Altria Group Inc.                                    619,507         28,150,398
R.J. Reynolds Tobacco Holdings Inc.                   25,871            962,660
UST Inc.                                              51,124          1,790,874
-------------------------------------------------------------------------------
                                                                     30,903,932
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.12%
-------------------------------------------------------------------------------
Hasbro Inc.                                           53,038            927,635
Mattel Inc.                                          134,459          2,543,964
-------------------------------------------------------------------------------
                                                                      3,471,599
-------------------------------------------------------------------------------

TRANSPORTATION--1.39%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                   114,098          3,244,947
CSX Corp.                                             65,329          1,965,750
FedEx Corp.                                           91,251          5,660,300
Norfolk Southern Corp.                               119,193          2,288,506
Union Pacific Corp.                                   77,708          4,508,618
United Parcel Service Inc. Class B                   344,231         21,927,515
-------------------------------------------------------------------------------
                                                                     39,595,636
-------------------------------------------------------------------------------

TRUCKING & LEASING--0.02%
-------------------------------------------------------------------------------
Ryder System Inc.                                     19,154            490,725
-------------------------------------------------------------------------------
                                                                        490,725
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,840,355,304)                                            2,748,672,117
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                 Shares or
Security                                         Principal           Value
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS--8.41%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
Institutional                          /(2)/     166,375,722        166,375,722
Money Market Fund, Institutional
Shares
Barclays Global Investors
Funds Prime Money Market               /(2)/      24,246,059         24,246,059
Fund, Institutional Shares
BlackRock Temp Cash Money Market
Fund                                   /(2)/       1,222,710          1,222,710
Short Term Investment Co. -
Liquid Assets Money                    /(2)/       6,357,794          6,357,794
Market Portfolio
Short Term Investment Co. -
Prime Money Market                     /(2)/       2,694,007          2,694,007
Portfolio, Institutional  Shares
Abbey National Treasury Services
PLC, Time Deposit
   1.38%, 07/01/03                     /(2)/       1,616,404          1,616,404
Beta Finance Inc., Floating
Rate Note
   1.06%, 05/20/04                     /(2)/       1,346,801          1,346,801
   1.17%, 08/15/03                     /(2)/       2,020,618          2,020,618
Canadian Imperial Bank of Commerce,
Floating Rate Note
   1.07%, 10/30/03                     /(2)/       1,077,602          1,077,602
CC USA Inc., Floating Rate Note
   1.10%, 04/19/04                     /(2)/       1,185,304          1,185,304
   1.31%, 05/24/04                     /(2)/       2,693,737          2,693,737
Dorada Finance Inc., Floating
Rate Note
   1.06%, 05/20/04                     /(2)/       2,693,602          2,693,602
Five Finance Inc., Floating Rate
Note
   1.15%, 04/15/04                     /(2)/       1,347,003          1,347,003
HBOS Treasury Services PLC,
Floating Rate Note
   1.27%, 06/24/04                     /(2)/       2,694,007          2,694,007
Holmes Financing PLC, Floating
  Rate Bond
   1.14%, 04/15/04                     /(2)/         538,801            538,801
K2 USA LLC, Floating Rate Note
   1.15%, 05/17/04                     /(2)/       1,346,936          1,346,936
   1.22%, 04/13/04                     /(2)/       1,346,936          1,346,936
Links Finance LLC, Floating
Rate Note
   0.98%, 06/28/04                     /(2)/       1,346,734          1,346,734
   1.08%, 03/29/04                     /(2)/       1,347,003          1,347,003
   1.29%, 05/04/04                     /(2)/       1,346,936          1,346,936
Sigma Finance Inc., Floating Rate
Note
   1.13%, 10/15/03                     /(2)/       2,693,872          2,693,872
U.S. Treasury Bill
   0.85%, 09/25/03                     /(3)(4)/    9,450,000          9,430,627
White Pine Finance LLC, Floating
Rate Note
   1.07%, 04/20/04                     /(2)/       1,347,003          1,347,003
   1.14%, 05/17/04                     /(2)/       1,616,404          1,616,404
-------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $239,934,156)                                            $   239,932,622
-------------------------------------------------------------------------------

Security                                          Principal          Value
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--0.07%
-------------------------------------------------------------------------------
Bank of America NA Repurchase
Agreement, dated 06/30/03,
due 07/01/03, with an
effective yield of 1.30%.              /(2)/       1,347,003          1,347,003

Merrill Lynch Government
Securities Inc. Repurchase
Agreement, dated 06/30/03,
due 07/01/03, with an
effective yield of 1.38%.              /(2)/         538,801            538,801
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $1,885,804)                                                    1,885,804
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 104.89%
(Cost $3,082,175,264)                                             2,990,490,543
-------------------------------------------------------------------------------
Other Assets, Less Liabilities --
(4.89%)                                                            (139,522,597)
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                             2,850,967,946
===============================================================================

/(1)/ Non-income earning securities.
/(2)/ All or a portion of this security represents investments of securities lending collateral.
/(3)/ Yield to Maturity.
/(4)/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
----------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including
 securities on loan (1))(Cost:  $3,082,175,264) (Note 1)    $  2,990,490,543
Receivables:
   Dividends and interest                                          3,505,157
                                                            ----------------
Total Assets                                                   2,993,995,700
                                                            ----------------
LIABILITIES
Payables:
   Due to broker - variation margin                                   22,260
   Collateral for securities loaned (Note 4)                     142,749,585
   Advisory fees (Note 2)                                            255,909
                                                            ----------------
Total Liabilities                                                143,027,754
                                                            ----------------
NET ASSETS                                                  $  2,850,967,946
                                                            ================

----------------------------------------------------------------------------

(1)  Securities on loan with market value of $137,590,771. See Note 4.

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

----------------------------------------------------------------------------

NET INVESTMENT INCOME
   Dividends (Net of foreign withholding tax of $6,109)     $     21,247,302
   Interest                                                          748,126
   Securities lending income                                          44,064
                                                            ----------------
Total investment income                                           22,039,492
                                                            ----------------
EXPENSES (Note 2)
   Advisory fees                                                     620,619
                                                            ----------------
Total expenses                                                       620,619
                                                            ----------------
Net investment income                                             21,418,873
                                                            ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on sale of investments                      (51,725,104)
   Net realized gain on futures contracts                          7,697,446
   Net change in unrealized appreciation
    (depreciation) of investments                                310,520,446
   Net change in unrealized appreciation
    (depreciation) of futures contracts                            1,004,340
                                                            ----------------
Net gain on investments                                          267,497,128
                                                            ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $    288,916,001
                                                            ================

----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 Index Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------
                                      For the Six
                                      Months Ended       For the Year
                                     June 30, 2003      Ended December
                                      (Unaudited)         31, 2002
                                    ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income            $     21,418,873   $     40,577,166
   Net realized loss                     (44,027,658)      (255,819,289)
   Net change in unrealized
    appreciation (depreciation)          311,524,786       (457,092,164)
                                    ----------------   ----------------
Net increase (decrease) in net
 assets resulting from operations        288,916,001       (672,334,287)
                                    ----------------   ----------------
Interestholder transactions:
   Contributions                         680,765,775      1,124,925,648
   Withdrawals                          (458,632,915)      (904,586,226)
                                    ----------------   ----------------
Net increase in net assets
 resulting from interestholder
 transactions                            222,132,860        220,339,422
                                    ----------------   ----------------
Increase (decrease) in net assets        511,048,861       (451,994,865)
NET ASSETS:
Beginning of period                    2,339,919,085      2,791,913,950
                                    ----------------   ----------------
End of period                       $  2,850,967,946   $  2,339,919,085
                                    ================   ================

-----------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2003, the open futures contracts outstanding were as follows:

---------------------------------------------------------------------
 Number of    Futures    Expiration      Notional      Net Unrealized
 Contracts     Index        Date      Contract Value    Depreciation
---------------------------------------------------------------------

    421       S&P 500     09/19/03    $  103,833,680   $   (1,393,955)

---------------------------------------------------------------------

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $9,450,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolio at June 30, 2003 represent collateral from securities on loan.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the

Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned $20,982 in securities lending agent fees.

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolio. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

     Pursuant to Rule 17a-7 of the 1940 Act, the Master Portfolio executed cross trades for the six months ended June 30, 2003. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment advisor. The Board has concluded that all transactions executed during the first quarter of 2003 were in compliance with the requirements and restrictions set forth by Rule 17a-7, and has not yet reviewed those transactions executed during the second quarter of 2003.

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (excluding short-term investments) for the six months ended June 30, 2003, were as follows:

          Purchases at cost                  $  330,630,186
          Sales proceeds                         85,664,742

     At June 30, 2003, the cost of investments for federal income tax purposes was $3,082,175,264. Net unrealized depreciation aggregated $91,684,721, of which $332,143,381 represented gross unrealized appreciation on securities and $423,828,102 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2003, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturity of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

------------------------------------------------------------------------------------------------------------------------------
                     Six
                  Months Ended      Year Ended     Year Ended     Year Ended    Period Ended        Year Ended    Year Ended
                 June 30, 2003      December 31,   December 31,   December 31,   December 31,      February 28,   February 28,
                  (Unaudited)          2002         2001            2000          1999//1//           1999          1998
------------------------------------------------------------------------------------------------------------------------------
Ratio of  //2//
 expenses to
 average net
 assets                   0.05%             0.05%          0.05%          0.05%          0.05%             0.05%          0.05%
Ratio of net//2//
 investment
 income to
 average net
 assets                   1.73%             1.57%          1.31%          1.22%          1.44%             1.61%          1.89%
Portfolio
 turnover rate               4%               12%             9%            10%             7%               11%             6%
Total return             11.68%//3//      (22.05)%       (11.96)%        (9.19)%        19.82%//3//       19.65%         34.77%
------------------------------------------------------------------------------------------------------------------------------

<F1>
    //1// For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.
<F2>
    //2// Annualized for periods of less than one year.
<F3>
    //3// Not annualized.

Dear E*TRADE Funds Shareholder:

I am writing to let you know that your copy of the E*TRADE Funds Semi-Annual Report for the six months ended June 30th, 2003 is now available online at etradefunds.etrade.com.

I hope you will find the report valuable and informative.

Growth In Both E*TRADE Equity and Bond Funds
During the first six months of 2003 the markets showed some welcome signs of optimism. Consumers continued to refinance homes and spend, despite joblessness and ongoing concerns about the war in Iraq. While the Federal Reserve slowed its pace in terms of cutting interest rates, rates still dropped to lows not seen in over 40 years. This spurred a rebound in equities, but investors also continued to find bonds attractive, despite the historically low interest rates. All this was good news for the E*TRADE Funds, particularly the equity funds, which after many less favorable periods, posted positive returns for the first half of the year:

           Fund Name                                   Total Return/6 Months
                                                           Ended 6/30/03*
E*TRADE Premier Money Market Fund                               0.48%
E*TRADE Bond Fund                                               2.66%
E*TRADE S&P 500 Index Fund                                     11.48%
E*TRADE Russell 2000 Index Fund                                17.20%
E*TRADE International Index Fund                                9.39%
E*TRADE Technology Index Fund                                  21.41%
* Not annualized

The E*TRADE Premier Money Market Fund's 7-day SEC yield was .83% as of June 30th, 2003.**

Signs of Renewed Vigor
As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing E*TRADE Funds shareholders with an affordable way to invest in specific asset classes and create solid diversified portfolios.

In the months ahead, we expect to continue providing the tools and services you need--and the value you expect--from E*TRADE FINANCIAL. In the meantime, thank you for your investment in E*TRADE Funds.

We value our relationship with you, and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ LIAT RORER

Liat Rorer
President, E*TRADE Funds

**The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's investment results would have been lower.

This material is intended for use with shareholders who have received a current prospectus for the E*TRADE Fund in which they are invested. For a current prospectus containing more complete information on any of the other E*TRADE Funds, visit the E*TRADE Funds main page at etradefunds.etrade.com. Please read the prospectus carefully before you invest.

An investment in the E*TRADE Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The performance data quoted represents past performance, and the return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information concerning the prior performance history of each of the Funds, please refer to the Financial Highlights table for each Fund, which is included in the Semi-Annual Report for each Fund.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
-------------------------------------------------------------------------

ASSETS

Investment in Russell 2000 Index Master Portfolio
 ("Master Portfolio"), at market value (Note 1)             $  18,791,614
Due from E*TRADE Asset Management, Inc. (Note 2)                   10,478
                                                            -------------
   TOTAL ASSETS                                                18,802,092
                                                            -------------
LIABILITIES
Accrued administration fee (Note 2)                                 1,515
Distribution to shareholders                                       32,357
Due to Trustees                                                     2,135
Accrued expenses                                                   80,423
                                                            -------------
   TOTAL LIABILITIES                                              116,430
                                                            -------------
TOTAL NET ASSETS                                            $  18,685,662
                                                            =============
NET ASSETS CONSIST OF:
Paid-in capital                                                19,324,870
Net investment income                                               5,302
Net realized loss on investments and futures contracts           (104,830)
Net unrealized depreciation of investments and futures
 contracts                                                       (539,680)
                                                            =============
TOTAL NET ASSETS                                            $  18,685,662
                                                            =============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR
 VALUE $0.01)                                                   2,072,454
                                                            =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE                                                  $        9.02
                                                            =============

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2003 (Unaudited)

----------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
   Dividends (Net of foreign withholding tax of $50)            $    100,553
   Interest                                                            6,512
   Expenses (Note 2)                                                  (7,042)
                                                                ------------
      NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO          100,023
                                                                ------------
EXPENSES (NOTE 2):
   Advisory fee                                                        1,401
   Administration fee                                                  7,005
   Shareholder servicing fees                                         17,513
   Transfer agency fees                                               13,837
   Audit and tax services                                              6,090
   Custodian fee                                                      22,471
   Registration fees                                                   9,962
   Other expenses                                                     27,422
                                                                ------------
   TOTAL FUND EXPENSES BEFORE WAIVER                                 105,701
Waived fees and reimbursed expenses (Note 2)                         (67,208)
                                                                ------------
   NET EXPENSES                                                       38,493
                                                                ------------
NET INVESTMENT INCOME                                                 61,530
                                                                ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
 CONTRACTS ALLOCATED FROM MASTER PORTFOLIO
Net realized gain on:
   Sale of investments                                                75,993
   Futures contracts                                                  63,448
Change in unrealized appreciation of:
   Investments                                                     2,236,381
   Futures contracts                                                     114
                                                                ------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
       FUTURE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO            2,375,936
                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  2,437,466
                                                                ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
                                             For the Six
                                             Months Ended       For the Year
                                            June 30, 2003      Ended December
                                              (Unaudited)         31, 2002
                                           -----------------  ----------------
NET INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                      $          61,530  $        105,223
Net realized gain/(loss) on sale of
 investments                                         139,441          (207,020)
Net change in unrealized appreciation/
 (depreciation) of investments and
 futures contracts                                 2,236,495        (3,167,551)
                                           -----------------  ----------------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         2,437,466        (3,269,348)
                                           -----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income             (83,503)          (76,381)
Distributions from net realized gain on
 sale of investments                                      --           (60,297)
                                           -----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (83,503)         (136,678)
                                           -----------------  ----------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                   5,202,475        11,740,350
Value of shares issued in reinvestment
 of dividends and distributions                       45,986           122,226
Cost of shares redeemed                           (1,495,528)       (4,304,921)
                                           -----------------  ----------------
NET INCREASE IN NET ASSETS FROM
 TRANSACTIONS IN SHARES OF COMMON STOCK            3,752,933         7,557,655
                                           -----------------  ----------------
REDEMPTION FEES                                        1,224             7,935
                                           -----------------  ----------------
NET INCREASE IN NET ASSETS                         6,108,120         4,159,564
NET ASSETS:
Beginning of period                               12,577,542         8,417,978
                                           -----------------  ----------------
END OF PERIOD                              $      18,685,662  $     12,577,542
                                           =================  ================
SHARE TRANSACTIONS:
Number of shares sold                                602,570         1,269,311
Number of shares reinvested                            6,189            15,132
Number of shares redeemed                           (160,602)         (510,993)
                                           -----------------  ----------------
NET INCREASE IN SHARES OUTSTANDING                   448,157           773,450
                                           =================  ================

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                               Period from
                                                                                                               December 29,
                                                                                                                   2000
                                                                                                              (commencement
                                                                  Six                                               of
                                                              Months Ended                                     operations)
                                                             June 30, 2003        Year Ended     Year Ended      through
FOR A SHARE OUTSTANDING FOR THE PERIOD                        (Unaudited)        December 31,   December 31,   December 31,
                                                                 /(3)/            2002 /(3)/     2001/(3)/         2000
                                                             -------------       ------------   ------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $        7.74       $       9.89   $      10.00  $       10.00
                                                             -------------       ------------   ------------  -------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income                                              0.03               0.07           0.09             --
   Net realized and unrealized gain (loss) on investments             1.29              (2.14)          0.07             --
                                                             -------------       ------------   ------------  -------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                     1.32              (2.07)          0.16             --
                                                             -------------       ------------   ------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income                          (0.04)             (0.05)         (0.09)            --
   Distributions from net realized gains                                --              (0.04)         (0.19)            --
                                                             -------------       ------------   ------------  -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                               (0.04)             (0.09)         (0.28)            --
                                                             -------------       ------------   ------------  -------------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                              0.00/(4)/          0.01           0.01             --
                                                             -------------       ------------   ------------  -------------
NET ASSET VALUE, END OF PERIOD                               $        9.02       $       7.74   $       9.89  $       10.00
                                                             =============       ============   ============  =============
TOTAL RETURN                                                         17.20%/(5)/       (20.87)%         1.82%          0.00%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s omitted)                  $      18,686       $     12,578   $      8,418  $           1
   Ratio of expenses to average net assets/(7)/                       0.65%/(6)/         0.65%          0.65%            --
   Ratio of net investment income to average net assets/(8)/          0.88%/(6)/         0.84%          0.90%            --
   Portfolio turnover rate of Master Portfolio                       22.25%             27.96%         45.87%          0.00%/(1)(2)/

----------

<F1>
/(1)/ For the period December 29, 2000 (commencement of operations) through
      December 31, 2000 and is not indicative of a full year's operating results.
<F2>
/(2)/ Rounds to less than 0.01%.
<F3>
/(3)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.
<F4>
/(4)/ Rounds to less than $0.01.
<F5>
/(5)/ Not annualized.
<F6>
/(6)/ Annualized.
<F7>
/(7)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 1.61%, 1.87% and 1.53%, respectively.
<F8>
/(8)/ The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were (0.08)%, (0.38)% and 0.02%, respectively.

The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Russell 2000 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2003 the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index*. The Fund seeks to achieve its objective by investing all of its investable assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, invests in a representative sample of those securities comprising the Russell 2000 Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the investment adviser or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of that Master Portfolio. As of June 30,

2003, the value of the Fund's investment in the Master Portfolio was 15.89% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued based on the Fund's proportionate ownership interest in the Master Portfolio's aggregate net assets. The Master Portfolio's investments are valued on each day the New York Stock exchange is open for business, typically by using available market quotations or at fair value determined in accordance with a policy adopted by the MIP's board of trustees. Securities of the Master Portfolio for which the primary market is a national securities or commodities exchange are valued at last sale prices. Securities of a Master Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price on the valuation day. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt instruments with maturities of 60 days or less are carried at amortized cost, which approximates value. Any other securities or assets generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value, then the fair value of those securities is determined by the Master Portfolio's investment adviser in accordance with guidelines approved by the MIP's board of trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder dividends or distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of dividends or distributions paid in 2002 and 2001 was as follows:

                               2002           2001
                           ---------------------------
Distributions paid from:
Ordinary income            $    103,801   $    230,768
Long-term capital gain           32,877             --
                           ------------   ------------
                           $    136,678   $    230,768
                           ------------   ------------

At December 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

Undistributed/(Overdistributed) Ordinary Income       $        21,327
Unrealized Appreciation/(Depreciation)                     (2,781,771)
Capital and Other Losses                                     (232,727)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2003.

As of December 31, 2002, for federal income tax purposes, the Fund had a capital loss carryforward of $227,981 expiring in 2010. For the year ended December 31, 2002, the Fund has elected to defer $4,746 of capital losses attributable to post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its services as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master fund and 0.10% on that portion of the Fund's assets not invested in the Master Portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA receives a fee from the Master Portfolio (and indirectly the Fund as a shareholder of the Master Portfolio) at an annual rate equal to 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, administration, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors, and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders;

generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter, and a wholly-owned subsidiary of E*TRADE Group, for shareholder services provided by E*TRADE Securities to the Fund

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2004. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $247,928 was eligible for reimbursement as of June 30, 2003.

The Fund's investment in the Master Portfolio is also subject to an administrative fee of 0.02% of its average daily net assets paid to Barclays Global Investors N.A., the Master Portfolio's administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund.

3.  SUBSEQUENT EVENTS

At a meeting of the Board on August 19, 2003, the Board determined that it was in the best interest of the Fund and its shareholders to restructure the Fund from a feeder fund investing all of its assets in the Master Portfolio to a stand-alone fund advised by ETAM and sub-advised by World Asset Management ("WAM"). Under the proposed management structure, the Fund will seek to meet its investment objective through direct investment in individual securities (with the assistance of ETAM, as the Fund's adviser, and WAM, as sub-adviser) rather than by investing all of its assets in the Master Portfolio. As a result, at a shareholder meeting expected to be held in October, 2003, shareholders in the Fund will be asked to approve a new investment advisory agreement between the Trust and ETAM and a new investment sub-advisory agreement among the Trust, on behalf of the Fund, ETAM and WAM.

The advisory fee under the current advisory agreements, at both the Master Portfolio level and the feeder fund level, is 0.10% of the Fund's average daily net assets, with 0.08% of the Fund's average daily net assets paid indirectly by the Fund as a shareholder in the Master Portfolio and 0.02% of the Fund's average daily net assets paid directly by the Fund to ETAM at the feeder fund level. The current administrative fees for the Fund are 0.12% of the Fund's average daily net assets, with 0.02% of the Fund's average daily net assets paid indirectly by the Fund as a shareholder in the Master Portfolio and 0.10% of the Fund's average daily net assets paid directly by the Fund to ETAM. This fee structure was designed with the Fund as a passively managed feeder fund. Upon the proposed withdrawal of the Fund's investment as a feeder fund in the Master Portfolio and the approval of the new investment advisory agreement between the Trust and ETAM and a new investment sub-advisory agreement among the Trust, ETAM and WAM, the entire investment advisory fee of 0.15% of the Fund's average daily net assets will be paid to ETAM and ETAM would pay a sub-advisory fee of 0.07% of the Fund's average daily net assets to WAM. In addition, because of the increased administrative responsibility placed on ETAM as a result of the stand-alone structure and so that the administrative fees for each of the Funds would be uniform, the Board also approved an increase in the administrative services fee paid by the Fund to ETAM from its current level of 0.10% of the Fund's average daily net assets to 0.15% of the Fund's average daily net assets. This fee increase would be consistent with the administrative fees paid to ETAM by other similarly structured series of the Trust. However, the total operating expenses of the Fund would not increase because ETAM also has agreed to continue to waive or limit its fees and assume other expenses through at least August 31, 2004 so that the total operating expenses of the Fund would be limited to 0.65% of the Fund's average daily net assets.

In addition, at the meeting on August 19, 2003, the Board approved the Bank of New York to replace IBT as sub-administrator, fund accounting services agent and custodian for the Fund.

RUSSELL 2000 INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Security                                               Shares        Value
-------------------------------------------------------------------------------

COMMON STOCKS--92.68%
ADVERTISING--0.46%
-------------------------------------------------------------------------------
ADVO Inc.                                  /(1)/           3,139        139,372
APAC Customer Services Inc.                /(1)/           3,100          7,905
aQuantive, Inc.                            /(1)/           6,158         64,659
Catalina Marketing Corp.                   /(1)/           5,570         98,310
Donnelley (R.H.) Corp.                     /(1)/           3,278        119,549
Grey Global Group Inc.                                       100         77,251
ValueVision Media Inc. Class A             /(1)/           3,082         42,008
-------------------------------------------------------------------------------
                                                                        549,054
-------------------------------------------------------------------------------

AEROSPACE / DEFENSE--0.65%
-------------------------------------------------------------------------------
AAR Corp.                                                  4,463         31,509
Curtiss-Wright Corp.                                       1,329         83,993
DRS Technologies Inc.                      /(1)/           3,413         95,291
Ducommun Inc.                              /(1)/           1,360         19,176
GenCorp. Inc.                                              5,225         46,450
HEICO Corp.                                                2,225         27,145
Integrated Defense  Technologies Inc.      /(1)/           1,885         29,236
MTC Technologies Inc.                      /(1)/             946         22,193
Orbital Sciences Corp.                     /(1)/           6,936         50,633
Sequa Corp. Class A                        /(1)/             957         32,825
Teledyne Technologies Inc.                 /(1)/           4,472         58,583
Titan Corp. (The)                          /(1)/          12,037        123,861
United Industrial Corp.                                    1,686         27,482
Veridian Corp.                             /(1)/           3,527        123,057
-------------------------------------------------------------------------------
                                                                        771,434
-------------------------------------------------------------------------------

AGRICULTURE--0.15%
-------------------------------------------------------------------------------
Delta & Pine Land Co.                                      5,679        124,824
DIMON Inc.                                                 4,995         35,764
Maui Land & Pineapple Co. Inc.             /(1)/             400          8,992
Seminis Inc. Class A                       /(1)/           1,900          6,992
-------------------------------------------------------------------------------
                                                                        176,572
-------------------------------------------------------------------------------

AIRLINES--0.96%
-------------------------------------------------------------------------------
Airtran Holdings Inc.                      /(1)/           9,845        103,077
Alaska Air Group Inc.                      /(1)/           3,505         75,182
American West Holdings Corp.  Class B      /(1)/           4,881         33,191
AMR Corp.                                  /(1)/          24,129        265,419
Atlantic Coast Airlines Holdings Inc.      /(1)/           6,368         85,904
Continental Airlines Inc. Class B          /(1)/          10,132        151,676
ExpressJet Holdings Inc.                   /(1)/           4,970         75,047
Frontier Airlines Inc.                     /(1)/           4,285         38,908
Mesa Air Group Inc.                        /(1)/           4,335         34,680
Mesaba Holdings Inc.                       /(1)/           1,200          7,404
Northwest Airlines Corp.                   /(1)/           9,254        104,478
SkyWest Inc.                                               8,505        162,105
-------------------------------------------------------------------------------
                                                                      1,137,071
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
APPAREL--0.60%
-------------------------------------------------------------------------------
Cherokee Inc.                              /(1)/             842         16,857
Gymboree Corp.                             /(1)/           4,240         71,147
K-Swiss Inc. Class A                                       1,931         66,658
OshKosh B'Gosh Inc. Class A                                1,381         37,287
Oxford Industries Inc.                                     1,310         54,391
Phillips-Van Heusen Corp.                                  3,859         52,598
Quiksilver Inc.                            /(1)/           7,951        131,112
Russell Corp.                                              4,338         82,422
Skechers U.S.A. Inc. Class A               /(1)/           2,780         20,572
Stride Rite Corp.                                          5,883         58,595
Unifi Inc.                                 /(1)/           8,618         53,432
Warnaco Group Inc. (The)                   /(1)/           4,963         66,752
-------------------------------------------------------------------------------
                                                                        711,823
-------------------------------------------------------------------------------

AUTO MANUFACTURERS--0.42%
-------------------------------------------------------------------------------
A.S.V. Inc.                                /(1)/             649          9,398
Aftermarket Technology Corp.               /(1)/           2,080         21,861
CLARCOR Inc.                                               3,658        141,016
Dura Automotive Systems Inc.               /(1)/           2,372         23,269
Oshkosh Truck Corp.                                        2,088        123,860
Raytech Corp.                              /(1)/           5,975         25,394
Smith (A.O.) Corp.                                         2,807         79,017
Wabash National Corp.                      /(1)/           4,831         67,779
-------------------------------------------------------------------------------
                                                                        491,594
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT--0.66%
-------------------------------------------------------------------------------
Bandag Inc.                                                1,953         72,788
Collins & Aikman Corp.                     /(1)/           2,548          7,517
Cooper Tire & Rubber Co.                                   9,456        166,331
Goodyear Tire & Rubber Co. (The)                          21,972        115,353
Modine Manufacturing Co.                                   4,665         90,361
Standard Motor Products Inc.                                 600          6,660
Strattec Security Corp.                    /(1)/             400         21,280
Superior Industries International Inc.                     3,148        131,272
Tenneco Automotive Inc.                    /(1)/           3,900         14,040
Tower Automotive Inc.                      /(1)/           7,100         25,986
Visteon Corp.                                             19,713        135,428
-------------------------------------------------------------------------------
                                                                        787,016
-------------------------------------------------------------------------------

BANKS--10.92%
-------------------------------------------------------------------------------
ABC Bancorp                                                1,100         15,763
Alabama National Bancorp                                   1,561         75,677
Allegiant Bancorp Inc.                                     2,191         44,368
AMCORE Financial Inc.                                      3,391         78,942
American National Bankshares  Inc.                         1,097         29,498
Anchor BanCorp Wisconsin Inc.                              2,727         65,148
Arrow Financial Corp.                                      1,265         42,213
BancFirst Corp.                                              514         26,656
BancTrust Financial Group Inc.                             1,716         27,559
Bank Mutual Corp.                                          1,977         64,252
Bank of Granite Corp.                                      1,614         27,519
Bank of the Ozarks Inc.                                      766         29,690
BankAtlantic Bancorp Inc. Class A                          6,313         75,062
BankUnited Financial Corp. Class A         /(1)/           4,319         87,028
Banner Corp.                                               2,164         44,340
Bay View Capital Corp.                     /(1)/          10,760         62,193
Berkshire Hills Bancorp Inc.                               1,293         36,721
Boston Private Financial Holdings Inc.                     3,512         74,033

Brookline Bancorp Inc.                                     8,453        118,342
Bryn Mawr Bank Corp.                                         400         14,828
BSB Bancorp Inc.                                           2,036         50,534
C&F Financial Corp.                                          249          9,773
Camco Financial Corp.                                        806         12,566
Camden National Corp.                                      1,177         32,367
Capital City Bank Group Inc.                               1,308         47,350
Capital Corporation of the West            /(1)/             451         11,437
Capitol Bancorp Ltd.                                       1,389         37,642
Cascade Bancorp                                            3,701         64,138
Cathay Bancorp Inc.                                        2,579        114,972
CB Bancshares Inc.                                         1,060         65,872
CCBT Financial Companies Inc.                              2,177         52,009
Central Coast Bancorp                      /(1)/             687         11,521
Central Pacific Financial Corp.                            2,539         70,330
Century Bancorp Inc. Class A                                 370         11,019
CFS Bancorp Inc.                                           2,297         32,388
Charter Financial Corp.                                      400         11,300
Chemical Financial Corp.                                   3,032         90,354
Chittenden Corp.                                           5,616        153,598
Citizens Banking Corp.                                     6,073        162,574
Citizens First Bancorp Inc.                                1,579         34,485
Citizens South Banking Corp.                               1,282         16,974
City Bank                                                  2,273         61,507
City Holding Co.                                           2,708         79,263
CNB Financial Corp.                                          318         14,304
Coastal Bancorp Inc.                                         994         28,249
Coastal Financial Corp.                                    2,992         38,537
CoBiz Inc.                                                 1,537         20,811
Columbia Bancorp                                             818         19,632
Columbia Banking System Inc.                               2,220         39,760
Commercial Capital Bancorp Inc.            /(1)/             716         10,991
Commercial Federal Corp.                                   7,762        164,554
Community Bank System Inc.                                 2,116         80,408
Community Banks Inc.                                       1,535         45,651
Community First Bankshares Inc.                            5,735        156,565
Community Trust Bancorp Inc.                               1,681         43,941
Connecticut Bankshares Inc.                                1,902         74,653
Corus Bankshares Inc.                                      1,563         75,696
CVB Financial Corp.                                        4,541         88,640
Dime Community Bancshares                                  3,166         80,575
East West Bancorp Inc.                                     3,412        123,310
Eastern Virginia Bankshares                                  977         22,422
ESB Financial Corp.                                          702          9,477
EverTrust Financial Group Inc.                               636         14,622
F&M Bancorp                                                2,188        107,912
Farmers Capital Bank Corp.                                 1,356         43,338
FFLC Bancorp Inc.                                            570         14,797
Fidelity Bankshares Inc.                                   2,912         64,938
Financial Institutions Inc.                                1,343         31,560
First Bancorp North Carolina                                 944         24,459
First Bell Bancorp Inc.                                      556         14,267
First Busey Corp. Class A                                  1,211         29,355
First Charter Corp.                                        4,749         82,633
First Citizens Banc Corp.                                  1,076         27,922
First Citizens BancShares Inc. Class A                       920         92,773
First Commonwealth Financial Corp.                         9,245        119,815
First Community Bancorp                                    1,935         60,314
First Community Bancshares Inc.                            1,562         54,842
First Defiance Financial Corp.                             1,277         25,336

First Essex Bancorp Inc.                                   1,191         56,144
First Federal Capital Corp.                                2,453         48,692
First Financial Bancorp                                    3,990         63,840
First Financial Bankshares Inc.                            1,854         62,035
First Financial Corp.                                        798         42,214
First Financial Holdings Inc.                              1,961         53,025
First Indiana Corp.                                        1,331         22,787
First M&F Corp.                                              614         20,090
First Merchants Corp.                                      1,841         44,755
First National Corp.                                         880         21,701
First Niagara Financial Group Inc.                        10,184        142,169
First Oak Brook Bancshares Class A                           839         27,679
First of Long Island Corp.                                 1,231         49,314
First Place Financial Corp.                                1,991         34,484
First Republic Bank                        /(1)/           2,437         64,824
First Sentinel Bancorp Inc.                                3,608         57,620
1st Source Corp.                                           2,220         41,203
First State Bancorp                                        1,283         35,295
FIRSTFED AMERICA BANCORP INC.                              1,344         46,368
FirstFed Financial Corp.                   /(1)/           2,495         88,049
Flagstar Bancorp Inc.                                      4,318        105,575
FloridaFirst Bancorp Inc.                                    537         12,813
Flushing Financial Corp.                                   1,618         35,871
FNB Corp.                                                    410         10,176
FNB Corp. - Virginia Shares                                  810         21,927
Franklin Financial Corp.                                     439         13,192
Frontier Financial Corp.                                   2,225         63,212
GA Financial Inc.                                          1,086         27,313
GB&T Bancshares Inc.                                         631         15,333
GBC Bancorp                                                1,807         69,389
German American Bancorp                                    1,101         19,212
Glacier Bancorp Inc.                                       2,772         68,247
Gold Bancorp Inc.                                          5,239         55,062
Great Southern Bancorp Inc.                                  769         29,637
Greater Bay Bancorp                                        7,897        161,257
Greene County Bancshares Inc.                                432          9,137
Hancock Holding Co.                                        2,062         97,038
Hanmi Financial Corp.                                        900         15,723
Harbor Florida Bancshares Inc.                             2,870         68,765
Harleysville National Corp.                                2,650         71,709
Hawthorne Financial Corp.                  /(1)/           1,389         48,143
Heartland Financial USA Inc.                               1,221         39,316
Heritage Commerce Corp.                    /(1)/             939         11,446
Heritage Financial Corp.                                     910         19,492
Hudson River Bancorp Inc.                                  2,613         72,955
Humboldt Bancorp                                           1,696         25,372
IBERIABANK Corp.                                           1,060         51,728
IBT Bancorp Inc.                                             431         21,546
Independent Bank Corp. (Massachusetts)                     1,600         36,144
Independent Bank Corp. (Michigan)                          2,688         69,055
Integra Bank Corp.                                         2,291         39,428
Interchange Financial Services Corp.                       1,296         25,428
International Bancshares Corp.                                 1             27
Irwin Financial Corp.                                      2,899         75,084
ITLA Capital Corp.                         /(1)/             500         20,215
Klamath First Bancorp Inc.                                 1,034         17,392
Lakeland Bancorp Inc.                                      1,610         25,728
Lakeland Financial Corp.                                     600         18,228
Local Financial Corp.                      /(1)/           2,360         34,078
LSB Bancshares Inc.                                          900         15,579

Macatawa Bank Corp.                                        1,179         28,402
MAF Bancorp Inc.                                           2,691         99,755
Main Street Banks Inc.                                     1,817         45,970
MainSource Financial Group Inc.                              859         20,934
Massbank Corp.                                             1,023         37,002
MB Financial Inc.                                          1,713         68,589
MBT Financial Corp.                                        1,478         25,865
Medallion Financial Corp.                                  1,381          9,681
Mercantile Bank Corp.                                        773         22,077
Merchants Bancshares Inc.                                    700         18,200
Mid-State Bancshares                                       3,036         59,961
Midwest Banc Holdings Inc.                                 1,900         36,898
MutualFirst Financial Inc.                                   624         14,570
Nara Bancorp Inc.                                          1,285         24,415
NASB Financial Inc.                                          464         13,456
National Bankshares Inc.                                     713         28,199
National Penn Bancshares Inc.                              2,901         81,460
NBC Capital Corp.                                          1,178         29,803
NBT Bancorp Inc.                                           4,714         91,216
Net.B@nk Inc.                                              7,907        104,056
Northern States Financial Corp.                              639         18,346
Northwest Bancorp Inc.                                     1,511         24,176
OceanFirst Financial Corp.                                 2,196         53,648
Ocwen Financial Corp.                      /(1)/           5,681         25,792
Old Point Financial Corp.                                    581         17,029
Old Second Bancorp Inc.                                    1,109         47,521
Omega Financial Corp.                                      1,051         35,944
Oneida Financial Corp.                                       539         12,354
Oriental Financial Group Inc.                              2,870         73,730
PAB Bankshares Inc.                                        1,359         17,653
Pacific Capital Bancorp                                    5,108        179,035
Pacific Northwest Bancorp                                  2,870         99,761
Pacific Union Bank                                         1,200         16,068
Parkvale Financial Corp.                                     728         17,894
Patriot Bank Corp.                                         1,054         18,961
Peapack-Gladstone Financial Corp.                            819         26,233
PennFed Financial Services Inc.                              971         26,945
PennRock Financial Services Corp.                          1,021         27,577
Penns Woods Bancorp Inc.                                     288         12,128
Peoples Bancorp Inc.                                       1,604         40,533
Peoples Holding Co.                                          936         41,418
PFF Bancorp Inc.                                           2,106         81,397
Port Financial Corp.                                       1,016         54,742
PrivateBancorp Inc.                                        1,048         28,579
Prosperity Bancshares Inc.                                 1,493         28,740
Provident Bancorp Inc.                                       300          9,630
Provident Bankshares Corp.                                 3,922         99,658
Provident Financial Holdings Inc.                            352         10,328
Provident Financial Services Inc.                          6,957        132,531
Quaker City Bancorp Inc.                   /(1)/             884         36,288
R&G Financial Corp. Class B                                2,810         83,457
Republic Bancorp Inc.                                      7,383         99,080
Republic Bancorp Inc. Class A                              1,000         14,830
Republic Bancshares Inc.                                   1,546         38,665
Resource Bankshares Corp.                                    497         17,017
Riggs National Corp.                                       2,448         37,259
Royal Bancshares of Pennsylvania Class A                     636         13,579
S&T Bancorp Inc.                                           3,714        101,875
Sandy Spring Bancorp Inc.                                  2,419         76,440
Santander BanCorp                                          1,618         26,470

Seacoast Banking Corp. of Florida                          1,200         20,448
Second Bancorp Inc.                                        1,100         28,380
Shore Bancshares Inc.                                      1,015         31,211
Silicon Valley Bancshares                  /(1)/           4,891        116,455
Simmons First National Corp. Class A                       1,740         34,817
Sound Federal Bancorp Inc.                                 1,579         21,617
SoundView Technology Group Inc.            /(1)/           1,168         11,820
South Financial Group Inc. (The)                           7,173        167,346
Southern Financial Bancorp Inc.                              535         16,350
Southside Bancshares Inc.                                    845         15,159
Southwest Bancorp Inc.                                       961         26,341
Southwest Bancorp of Texas Inc.            /(1)/           4,759        154,715
St. Francis Capital Corp.                                    860         25,000
State Bancorp Inc.                                         1,241         24,288
State Financial Services Corp. Class A                       725         16,051
Staten Island Bancorp Inc.                                 8,203        159,794
Sterling Bancorp (New York)                                2,192         61,135
Sterling Bancshares Inc.                                   5,895         77,107
Sterling Financial Corp. (Pennsylvania)                    2,592         60,264
Sterling Financial Corp. (Washington)      /(1)/           2,023         49,280
Suffolk Bancorp                                            1,359         43,760
Summit Bancshares Inc.                                     1,078         25,311
Sun Bancorp Inc. (New Jersey)              /(1)/             615         12,238
Sun Bancorp Inc. (Pennsylvania)                              949         19,151
Superior Financial Corp.                                   1,417         34,008
Susquehanna Bancshares Inc.                                6,057        141,431
SY Bancorp Inc.                                            1,043         36,891
Texas Regional Bancshares Inc. Class A                     3,598        124,851
TierOne Corp.                              /(1)/           3,093         60,221
Tompkins Trustco Inc.                                      1,211         54,071
TriCo Bancshares                                             936         23,802
Troy Financial Corp.                                       1,094         29,702
Trust Co. of New Jersey (The)                              2,938         89,021
TrustCo Bank Corp. NY                                     10,228        113,326
UCBH Holdings Inc.                                         5,521        158,342
UMB Financial Corp.                                        2,398        101,675
Umpqua Holdings Corp.                                      4,724         89,709
Union Bankshares Corp.                                       988         27,931
United Community Banks Inc.                                2,762         68,995
United Community Financial Corp.                           3,859         35,657
United National Bancorp                                    2,822         77,859
United Security Bancshares                                   891         19,370
United Security Bancshares Inc.                              620         27,999
Unizan Financial Corp.                                     2,955         51,919
USB Holding Co. Inc.                                       2,010         35,677
Virginia Financial Group Inc.                                800         22,400
W Holding Co. Inc.                                         6,642        112,383
Warwick Community Bancorp                                    701         20,504
Washington Trust Bancorp Inc.                              1,936         44,509
Wayne Bancorp Inc.                                         1,180         35,978
Waypoint Financial Corp.                                   4,692         84,644
WesBanco Inc.                                              2,640         64,152
West Bancorporation                                        1,549         27,619
West Coast Bancorp                                         2,031         36,964
Westcorp Inc.                                              2,539         71,092
Western Sierra Bancorp                     /(1)/             336         11,179
Westfield Financial Inc.                                   1,265         23,795
Willow Grove Bancorp Inc.                                  1,451         24,623
Wintrust Financial Corp.                                   2,654         78,558
WSFS Financial Corp.                                       1,154         44,314

Yardville National Bancorp                                 1,724         33,618
-------------------------------------------------------------------------------
                                                                     12,920,771
-------------------------------------------------------------------------------

BEVERAGES--0.13%
-------------------------------------------------------------------------------
Boston Beer Co. Inc. Class A               /(1)/             900         12,960
Coca-Cola Bottling Co. Consolidated                          200         10,920
Farmer Brothers Co.                                          100         33,929
Peet's Coffee & Tea Inc.                   /(1)/           1,395         24,357
Robert Mondavi Corp. (The) Class A         /(1)/           1,265         32,017
Standard Commercial Corp.                                  2,394         40,698
-------------------------------------------------------------------------------
                                                                        154,881
-------------------------------------------------------------------------------

BIOTECHNOLOGY--1.37%
-------------------------------------------------------------------------------
ACLARA BioSciences Inc.                    /(1)/           1,711          7,238
Alexion Pharmaceuticals Inc.               /(1)/           3,628         61,857
Applera Corp. - Celera Genomics Group      /(1)/          12,036        124,212
Arena Pharmaceuticals Inc.                 /(1)/           3,140         20,850
Ariad Pharmaceuticals Inc.                 /(1)/           5,247         23,559
Cambrex Corp.                                              3,550         81,721
Ciphergen Biosystems Inc.                  /(1)/           3,171         32,503
CryoLife Inc.                              /(1)/           2,699         27,935
CuraGen Corp.                              /(1)/           6,877         38,167
deCODE genetics Inc.                       /(1)/           5,854         18,264
Diversa Corp.                              /(1)/           4,661         45,818
Encysive Pharmaceuticals Inc.              /(1)/           5,883         28,238
Exact Sciences Corp.                       /(1)/           2,283         25,022
Exelixis Inc.                              /(1)/           7,180         49,829
Gene Logic Inc.                            /(1)/           5,345         31,910
Genencor International Inc.                /(1)/           1,373         22,613
Immunomedics Inc.                          /(1)/           7,308         46,113
Incyte Corp.                               /(1)/          11,372         52,766
Integra LifeSciences Holdings Corp.        /(1)/           3,323         87,661
Kosan Biosciences Inc.                     /(1)/           2,427         14,319
Lexicon Genetics Inc.                      /(1)/           5,155         34,590
Maxygen Inc.                               /(1)/           4,470         49,036
Myriad Genetics Inc.                       /(1)/           4,419         60,143
Nektar Therapeutics                        /(1)/           8,888         82,036
Regeneration Technologies Inc.             /(1)/           2,835         37,677
Regeneron Pharmaceuticals Inc.             /(1)/           6,172         97,209
Repligen Corp.                             /(1)/           2,828         14,649
Ribapharm Inc.                             /(1)/           3,820         24,639
Savient Pharmaceuticals Inc.               /(1)/           7,813         36,252
Seattle Genetics Inc.                      /(1)/           1,800          9,270
Sirna Therapeutics Inc.                    /(1)/             999          8,801
TECHNE Corp.                               /(1)/           6,397        194,085
Telik Inc.                                 /(1)/           5,005         80,430
Third Wave Technologies Inc.               /(1)/           1,446          6,507
Transkaryotic Therapies Inc.               /(1)/           4,340         50,084
-------------------------------------------------------------------------------
                                                                      1,626,003
-------------------------------------------------------------------------------

BUILDING MATERIALS--0.82%
-------------------------------------------------------------------------------
Aaon Inc.                                  /(1)/           1,578         29,223
Apogee Enterprises Inc.                                    3,110         28,052
Centex Construction Products Inc.                          1,271         50,954
Ceradyne Inc.                              /(1)/           1,119         20,959
Drew Industries Inc.                       /(1)/             727         13,231
ElkCorp                                                    3,652         82,170
Genlyte Group Inc. (The)                   /(1)/           2,090         73,087
Integrated Electrical Services Inc.        /(1)/           4,816         34,916
Lennox International Inc.                                  6,706         86,306

LSI Industries Inc.                                        1,420         15,762
Lydall Inc.                                /(1)/           2,328         24,910
Mestek Inc.                                /(1)/             400          7,200
NCI Building Systems Inc.                  /(1)/           2,875         48,012
Simpson Manufacturing Co. Inc.             /(1)/           2,385         87,291
Texas Industries Inc.                                      3,909         93,034
Trex Co. Inc.                              /(1)/           1,145         44,941
USG Corp.                                  /(1)/           5,453        103,607
York International Corp.                                   5,525        129,285
-------------------------------------------------------------------------------
                                                                        972,940
-------------------------------------------------------------------------------

CHEMICALS--2.17%
-------------------------------------------------------------------------------
Aceto Corp.                                                1,308         24,329
Albemarle Corp.                                            4,576        127,991
Arch Chemicals Inc.                                        3,407         65,074
Cabot Microelectronics Corp.               /(1)/           2,952        148,987
Calgon Carbon Corp.                                        3,800         21,850
Crompton Corp.                                            16,885        119,039
Ethyl Corp.                                /(1)/           2,270         22,586
Ferro Corp.                                                4,961        111,771
Fuller (H.B.) Co.                                          4,299         94,664
Georgia Gulf Corp.                                         3,996         79,121
Grace (W.R.) & Co.                         /(1)/           8,343         36,793
Great Lakes Chemical Corp.                                 6,002        122,441
Gundle/Slt Environmental Inc.              /(1)/           1,011         13,770
Hercules Inc.                              /(1)/          12,999        128,690
IMC Global Inc.                                           14,935        100,214
MacDermid Inc.                                             4,266        112,196
Millennium Chemicals Inc.                                  9,679         92,047
Minerals Technologies Inc.                                 2,805        136,491
Myers Industries Inc.                                      1,900         18,050
NL Industries Inc.                                         1,021         17,357
Octel Corp.                                                1,180         16,402
Olin Corp.                                                 7,895        135,004
OM Group Inc.                                              4,395         64,738
OMNOVA Solutions Inc.                      /(1)/           4,540         18,342
PolyOne Corp.                                             11,691         52,025
Quaker Chemical Corp.                                      1,170         29,308
Raven Industries Inc.                                        579         11,534
Rogers Corp.                               /(1)/           2,574         85,714
Schulman (A.) Inc.                                         3,900         62,634
Solutia Inc.                                              11,900         25,942
Spartech Corp.                                             3,520         74,659
Stepan Co.                                                   980         22,148
SurModics Inc.                             /(1)/           1,931         58,895
Symyx Technologies Inc.                    /(1)/           4,670         76,214
Valhi Inc.                                                 2,738         26,340
Vertex Pharmaceuticals Inc.                /(1)/          11,244        164,162
Wellman Inc.                                               4,692         52,550
-------------------------------------------------------------------------------
                                                                      2,570,072
-------------------------------------------------------------------------------

COAL--0.13%
-------------------------------------------------------------------------------
Massey Energy Co.                                         10,571        139,009
Westmoreland Coal Co.                      /(1)/             789         14,352
-------------------------------------------------------------------------------
                                                                        153,361
-------------------------------------------------------------------------------

COMMERCIAL SERVICES--4.29%
-------------------------------------------------------------------------------
Aaron Rents Inc.                                           2,176         56,141
ABM Industries Inc.                                        5,793         89,212
Actuant Corp. Class A                      /(1)/           1,496         70,791

Administaff Inc.                           /(1)/           3,006         30,962
Advisory Board Co. (The)                   /(1)/           1,337         54,175
Albany Molecular Research Inc.             /(1)/           3,490         52,699
Alderwoods Group Inc.                      /(1)/           5,000         27,300
AMN Healthcare Services Inc.               /(1)/           2,570         32,639
Arbitron Inc.                              /(1)/           4,462        159,293
Armor Holdings Inc.                        /(1)/           4,136         55,422
Atrix Laboratories Inc.                    /(1)/           3,978         87,476
Bankrate Inc.                              /(1)/           1,694         20,531
Blue Rhino Corp.                           /(1)/           1,605         19,244
Bowne & Co. Inc.                                           5,204         67,808
Bright Horizons Family Solutions Inc.      /(1)/           1,437         48,226
Brink's Co. (The)                                          8,008        116,677
CDI Corp.                                  /(1)/           2,211         57,398
Central Parking Corp.                                      3,979         49,180
Charles River Associates Inc.              /(1)/             800         22,616
Clark Inc.                                 /(1)/           2,738         32,719
Clean Harbors Inc.                         /(1)/             938          8,939
Coinstar Inc.                              /(1)/           3,533         66,632
Consolidated Graphics Inc.                 /(1)/           2,467         56,445
Cornell Companies, Inc.                    /(1)/           2,148         32,521
CorVel Corp.                               /(1)/           1,249         44,964
CoStar Group Inc.                          /(1)/           2,216         66,170
CPI Corp.                                                  1,330         23,474
Cross Country Healthcare Inc.              /(1)/           4,135         54,541
Electro Rent Corp.                         /(1)/           1,700         18,326
Euronet Worldwide Inc.                     /(1)/           2,828         30,571
Exult Inc.                                 /(1)/           7,455         63,889
First Consulting Group Inc.                /(1)/           2,000          9,340
FTI Consulting Inc.                        /(1)/           6,014        150,170
Gartner Inc. Class A                       /(1)/          12,405         94,030
Gevity HR Inc.                                             1,718         20,307
GSI Commerce Inc.                          /(1)/           3,252         21,723
Harris Interactive Inc.                    /(1)/           6,308         41,570
Healthcare Services Group Inc.             /(1)/           1,000         14,130
Heidrick & Struggles International Inc.    /(1)/           3,610         45,558
Horizon Offshore Inc.                      /(1)/           2,566         12,779
Hudson Highland Group Inc.                 /(1)/           1,056         20,075
iDine Rewards Network Inc.                 /(1)/           3,736         51,333
Insurance Auto Auctions Inc.               /(1)/           2,227         27,971
iPayment Holdings Inc.                     /(1)/             908         21,674
j2 Global Communications Inc.              /(1)/           1,328         61,061
Kelly Services Inc. Class A                                3,016         70,725
Korn/Ferry International                   /(1)/           7,270         58,887
Kroll Inc.                                 /(1)/           5,289        143,120
Labor Ready Inc.                           /(1)/           5,795         41,550
Landauer Inc.                                              1,670         69,856
Learning Tree International Inc.           /(1)/           2,185         34,152
LendingTree Inc.                           /(1)/           2,722         66,635
Mail-Well Inc.                             /(1)/           2,600          6,552
MAXIMUS Inc.                               /(1)/           2,725         75,292
McGrath Rentcorp                                           1,200         32,088
Medical Staffing Network Holdings Inc.     /(1)/             800          5,600
MedQuist Inc.                              /(1)/           2,339         47,341
Midas Inc.                                 /(1)/           2,481         30,070
Mobile Mini Inc.                           /(1)/           2,277         37,183
Monro Muffler Brake Inc.                   /(1)/           1,083         30,606
MPS Group Inc.                             /(1)/          14,302         98,398
Navigant Consulting Co.                    /(1)/           6,447         76,397
NetRatings Inc.                            /(1)/           1,100         10,054

PDI Inc.                                   /(1)/           1,560         15,850
Petroleum Helicopters Inc.                 /(1)/           1,316         41,520
Pharmacopeia Inc.                          /(1)/           3,636         29,997
Plexus Corp.                               /(1)/           7,158         82,532
Pre-Paid Legal Services Inc.               /(1)/           2,394         58,725
PRG-Schultz International Inc.             /(1)/           4,903         28,928
Princeton Review Inc. (The)                /(1)/           1,700         10,030
Quanta Services Inc.                       /(1)/          11,634         82,601
Rent-Way Inc.                              /(1)/           2,700         12,555
Resources Connection Inc.                  /(1)/           3,063         73,083
Right Management Consultants Inc.          /(1)/           1,988         25,148
Rollins Inc.                                               3,696         69,670
Roper Industries Inc.                                      4,424        164,573
Roto-Rooter Inc.                                           1,592         60,719
SFBC International Inc.                    /(1)/             891         16,127
SM&A                                       /(1)/           2,502         28,273
Sotheby's Holdings Inc. Class A            /(1)/           7,635         56,804
SOURCECORP Inc.                            /(1)/           2,270         49,032
Spherion Corp.                             /(1)/           9,345         64,948
SPS Technologies Inc.                      /(1)/           1,876         50,727
Stewart Enterprises Inc. Class A           /(1)/          13,339         57,358
Strayer Education Inc.                                     1,498        119,016
Sylvan Learning Systems Inc.               /(1)/           5,741        131,124
TeleTech Holdings Inc.                     /(1)/           4,280         18,104
Trimeris Inc.                              /(1)/           2,184         99,765
Tyler Technologies Inc.                    /(1)/           3,400         14,450
United Rentals Inc.                        /(1)/           7,884        109,509
URS Corp.                                  /(1)/           3,149         61,280
Volt Information Sciences Inc.             /(1)/           1,513         20,652
Wackenhut Corrections Corp.                /(1)/           2,142         29,367
Watson Wyatt & Co. Holdings                /(1)/           4,945        114,625
Whitman Education Group Inc.               /(1)/           1,432         21,981
Wireless Facilities Inc.                   /(1)/           4,967         59,107
World Fuel Services Corp.                                  2,389         58,746
-------------------------------------------------------------------------------
                                                                      5,080,134
-------------------------------------------------------------------------------

COMPUTERS--5.25%
-------------------------------------------------------------------------------
ActivCard Corp.                            /(1)/           4,906         46,116
Activision Inc.                            /(1)/          12,936        167,133
Advanced Digital Information Corp.         /(1)/           9,928         99,181
Advent Software Inc.                       /(1)/           4,730         79,984
Agile Software Corp.                       /(1)/           6,561         63,314
ANSYS Inc.                                 /(1)/           2,352         73,147
Anteon International Corp.                 /(1)/           2,689         75,050
Ask Jeeves Inc.                            /(1)/           5,543         76,216
Aspen Technology Inc.                      /(1)/           5,650         27,120
autobytel.com Inc.                         /(1)/           3,701         23,094
BARRA Inc.                                 /(1)/           2,298         82,039
Black Box Corp.                                            2,899        104,944
CACI International Inc. Class A            /(1)/           4,185        143,545
CCC Information Services Group Inc.        /(1)/           2,379         34,495
CIBER Inc.                                 /(1)/           8,477         59,509
Computer Network Technology Corp.          /(1)/           3,921         31,760
Concur Technologies Inc.                   /(1)/           3,792         38,185
Concurrent Computer Corp.                  /(1)/           6,000         17,520
Cray Inc.                                  /(1)/           9,831         77,665
CyberGuard Corp.                           /(1)/           1,753         12,446
Datastream Systems Inc.                    /(1)/           2,000         21,180
Dendrite International Inc.                /(1)/           4,945         63,692
Digimarc Corp.                             /(1)/           1,778         27,915

Digital River Inc.                         /(1)/           4,571         88,220
Digitas Inc.                               /(1)/           1,822          9,037
Dot Hill Systems Corp.                     /(1)/           4,197         54,981
Drexler Technology Corp.                   /(1)/           1,665         25,807
DSP Group Inc.                             /(1)/           4,391         94,538
E.piphany Inc.                             /(1)/          11,261         57,544
Echelon Corp.                              /(1)/           4,544         62,571
Eclipsys Corp.                             /(1)/           5,512         57,545
eCollege.com Inc.                          /(1)/           1,728         19,837
Electronics For Imaging Inc.               /(1)/           7,833        158,932
Enterasys Networks Inc.                    /(1)/          29,543         89,515
Entrust Inc.                               /(1)/           5,530         16,258
Epicor Software Corp.                      /(1)/           5,584         33,448
Extreme Networks Inc.                      /(1)/          15,714         83,284
FalconStor Software Inc.                   /(1)/           4,120         27,563
Fidelity National Information Solutions
Inc.                                       /(1)/           2,567         66,947
Gateway Inc.                               /(1)/          31,585        115,285
Group 1 Software Inc.                      /(1)/           1,197         22,109
Hypercom Corp.                             /(1)/           5,304         22,012
Hyperion Solutions Corp.                   /(1)/           5,437        183,553
IDX Systems Corp.                          /(1)/           2,937         45,582
iGATE Corp.                                /(1)/           2,200          7,634
InFocus Corp.                              /(1)/           6,267         29,580
infoUSA Inc.                               /(1)/           3,195         25,879
Integral Systems Inc.                      /(1)/           1,527         30,357
InterCept Inc.                             /(1)/           3,023         25,272
Intergraph Corp.                           /(1)/           7,409        159,293
Internet Security Systems Inc.             /(1)/           5,956         86,302
Interwoven Inc.                            /(1)/          10,500         23,310
Iomega Corp.                               /(1)/           8,106         85,924
Keynote Systems Inc.                       /(1)/           3,518         36,869
Komag Inc.                                 /(1)/           3,220         38,093
Kronos Inc.                                /(1)/           3,141        159,594
Lexar Media Inc.                           /(1)/           8,350         79,659
Lionbridge Technologies Inc.               /(1)/           2,828         14,395
LookSmart Ltd.                             /(1)/           7,000         19,810
Manhattan Associates Inc.                  /(1)/           3,550         92,193
MAPICS Inc.                                /(1)/           1,600         13,120
Mentor Graphics Corp.                      /(1)/          10,348        149,839
MICROS Systems Inc.                        /(1)/           2,627         86,638
Midway Games Inc.                          /(1)/           3,758         13,642
Mobius Management Systems Inc.             /(1)/             967          7,223
MSC.Software Corp.                         /(1)/           5,049         34,030
MTS Systems Corp.                                          2,550         37,587
Neoware Systems Inc.                       /(1)/           2,280         34,975
NetScout Systems Inc.                      /(1)/           1,970         10,579
Network Equipment Technologies Inc.        /(1)/           3,510         29,554
Nuance Communications Inc.                 /(1)/           4,790         25,866
NYFIX Inc.                                 /(1)/           4,151         26,359
Overland Storage Inc.                      /(1)/           1,134         23,066
Packeteer Inc.                             /(1)/           4,484         69,816
Palm Inc.                                  /(1)/           5,344         86,947
PC-Tel Inc.                                /(1)/           3,702         43,906
PEC Solutions Inc.                         /(1)/           1,743         28,062
Pegasus Solutions Inc.                     /(1)/           4,837         78,601
Pemstar Inc.                               /(1)/           3,125         13,094
Perot Systems Corp. Class A                /(1)/          10,600        120,416
Planar Systems Inc.                        /(1)/           2,720         53,203
Progress Software Corp.                    /(1)/           4,516         93,617
QAD Inc.                                   /(1)/           1,570         11,649

Quantum Corp.                              /(1)/          20,843         84,414
Quest Software Inc.                        /(1)/           6,334         75,375
Radiant Systems Inc.                       /(1)/           2,120         14,289
RadiSys Corp.                              /(1)/           2,596         34,267
Rainbow Technologies Inc.                  /(1)/           3,449         29,006
Redback Networks Inc.                      /(1)/          13,400         12,060
Retek Inc.                                 /(1)/           8,196         52,454
Riverstone Networks Inc.                   /(1)/          12,100         14,278
RSA Security Inc.                          /(1)/           8,683         93,342
Safeguard Scientifics Inc.                 /(1)/          12,260         33,102
SafeNet Inc.                               /(1)/           1,318         36,878
Sanchez Computer Associates Inc.           /(1)/           2,000         10,400
Sapient Corp.                              /(1)/           8,000         22,160
ScanSoft Inc.                              /(1)/           8,701         47,246
ScanSource Inc.                            /(1)/           1,837         49,140
Secure Computing Corp.                     /(1)/           4,937         43,100
Sigma Designs Inc.                         /(1)/           2,554         27,736
Silicon Graphics Inc.                      /(1)/          19,000         21,660
Silicon Storage Technology Inc.            /(1)/          11,626         48,713
Sonic Solutions Inc.                       /(1)/           1,797         15,490
SonicWALL Inc.                             /(1)/           7,882         37,834
SRA International Inc. Class A             /(1)/           1,227         39,264
SS&C Technologies Inc.                     /(1)/             900         14,355
StorageNetworks Inc.                       /(1)/           6,700          9,313
Stratasys Inc.                             /(1)/             727         25,569
Sykes Enterprises Inc.                     /(1)/           2,200         10,758
Synaptics Inc.                             /(1)/           2,506         33,731
Syntel Inc.                                /(1)/             800         12,584
Systems & Computer Technology Corp.        /(1)/           4,906         44,154
Take-Two Interactive Software Inc.         /(1)/           6,182        175,198
Tellium Inc.                               /(1)/           8,500          7,480
THQ Inc.                                   /(1)/           6,062        109,116
Tier Technologies Inc. Class B             /(1)/           1,800         13,950
Transaction Systems Architects Inc.
Class A                                    /(1)/           4,955         44,397
TTM Technologies Inc.                      /(1)/           1,980          9,286
Turnstone Systems Inc.                     /(1)/           3,920          9,839
Verity Inc.                                /(1)/           3,540         44,816
WatchGuard Technologies Inc.               /(1)/           3,639         16,739
-------------------------------------------------------------------------------
                                                                      6,209,264
-------------------------------------------------------------------------------

COSMETICS / PERSONAL CARE--0.05%
-------------------------------------------------------------------------------
Chattem Inc.                               /(1)/           1,762         33,126
Elizabeth Arden Inc.                       /(1)/           1,860         24,496
Revlon Inc. Class A                        /(1)/           1,800          5,400
-------------------------------------------------------------------------------
                                                                         63,022
-------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE--0.68%
-------------------------------------------------------------------------------
Advanced Energy Industries Inc.            /(1)/           2,827         40,285
Advanced Marketing Services Inc.                           2,495         32,435
Aviall Inc.                                /(1)/           2,862         32,541
Building Materials Holdings Corp.                          1,811         26,821
Central European Distribution Corp.        /(1)/             762         15,347
Handleman Co.                              /(1)/           4,141         66,256
Hughes Supply Inc.                                         3,738        129,709
Keystone Automotive Industries Inc.        /(1)/           1,100         20,086
Owens & Minor Inc.                                         5,295        118,343
SCP Pool Corp.                             /(1)/           2,963        101,927
United Stationers Inc.                     /(1)/           4,623        167,214
Watsco Inc.                                                2,656         43,983
WESCO International Inc.                   /(1)/           1,750         10,500
-------------------------------------------------------------------------------
                                                                        805,447
-------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--1.62%
-------------------------------------------------------------------------------
Accredited Home Lenders Holding Co.        /(1)/           1,447         28,390
Advanta Corp. Class B                                      2,800         28,168
Affiliated Managers Group Inc.             /(1)/           3,179        193,760
American Home Mortgage Holdings Inc.                       1,712         33,521
Century Business Services Inc.             /(1)/           8,130         26,422
Charter Municipal Mortgage Acceptance Co.                  5,656        107,521
CompuCredit Corp.                          /(1)/           2,794         33,947
Credit Acceptance Corp.                    /(1)/           1,600         16,144
Digital Insight Corp.                      /(1)/           4,617         87,954
DVI Inc.                                   /(1)/           2,326         10,862
E-LOAN Inc.                                /(1)/           7,079         41,271
Federal Agricultural Mortgage Corp.        /(1)/           1,674         37,414
Financial Federal Corp.                    /(1)/           2,709         66,100
First Albany Companies Inc.                                  800          9,944
Forrester Research Inc.                    /(1)/           2,359         38,593
Gabelli Asset Management Inc. Class A      /(1)/           1,062         38,338
Gladstone Capital Corp.                                    1,508         31,110
Investment Technology Group Inc.           /(1)/           7,210        134,106
Knight Trading Group Inc.                  /(1)/          11,510         71,592
MCG Capital Corp.                                          3,527         51,141
MemberWorks Inc.                           /(1)/           1,300         25,675
Metris Companies Inc.                                      4,782         26,540
National Processing Inc.                   /(1)/           1,024         16,466
NCO Group Inc.                             /(1)/           3,398         60,858
New Century Financial Corp.                                2,720        118,728
Phoenix Companies Inc.                                    14,675        132,515
Portfolio Recovery Associates Inc.         /(1)/           1,649         51,432
Resource America Inc. Class A                              1,820         18,837
S1 Corp.                                   /(1)/          10,113         40,857
Saxon Capital Inc.                         /(1)/           3,923         68,182
Seacoast Financial Services Corp.                          3,287         65,083
StarTek Inc.                               /(1)/           2,132         56,072
SWS Group Inc.                                             2,802         56,460
WFS Financial Inc.                         /(1)/           1,690         56,632
World Acceptance Corp.                     /(1)/           2,183         35,539
-------------------------------------------------------------------------------
                                                                      1,916,174
-------------------------------------------------------------------------------

ELECTRIC--1.65%
-------------------------------------------------------------------------------
Allegheny Energy Inc.                                     17,334        146,472
Avista Corp.                                               7,844        110,993
Black Hills Corp.                                          4,773        146,531
Central Vermont Public Service Corp.                       1,893         37,008
CH Energy Group Inc.                                       2,626        118,170
Cleco Corp.                                                7,801        135,113
CMS Energy Corp.                                          20,057        162,462
El Paso Electric Co.                       /(1)/           7,346         90,576
Empire District Electric Co. (The)                         3,169         68,926
IDACORP Inc.                                               5,877        154,271
MGE Energy Inc.                                            2,052         64,392
Otter Tail Corp.                                           3,692         99,610
Plug Power Inc.                            /(1)/           3,974         18,559
PNM Resources Inc.                                         5,935        158,761
Sierra Pacific Resources                   /(1)/          18,115        107,603
UIL Holdings Corp.                                         2,234         90,589
UniSource Energy Corp.                                     4,170         78,396
Westar Energy Inc.                                        10,219        165,854
-------------------------------------------------------------------------------
                                                                      1,954,286
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.26%
-------------------------------------------------------------------------------
C&D Technologies Inc.                                      3,814         54,769
Encore Wire Corp.                          /(1)/           1,400         13,300
GrafTech International Ltd.                /(1)/           8,387         45,709
Medis Technologies Ltd.                    /(1)/           1,791         12,770
Power-One Inc.                             /(1)/           9,859         70,492
Wilson Greatbatch Technologies Inc.        /(1)/           3,047        109,997
-------------------------------------------------------------------------------
                                                                        307,037
-------------------------------------------------------------------------------

ELECTRONICS--4.25%
-------------------------------------------------------------------------------
Actel Corp.                                /(1)/           3,844         78,802
Aeroflex Inc.                              /(1)/           9,753         75,488
Analogic Corp.                                               980         47,785
Artesyn Technologies Inc.                  /(1)/           4,625         25,946
Artisan Components Inc.                    /(1)/           2,853         64,506
ATMI Inc.                                  /(1)/           4,751        118,632
Barnes Group Inc.                                          1,837         39,973
Bel Fuse Inc. Class B                                      1,602         36,686
Belden Inc.                                                4,310         68,486
Benchmark Electronics Inc.                 /(1)/           3,667        112,797
Brady Corp. Class A                                        3,365        112,223
Cable Design Technologies Corp.            /(1)/           7,006         50,093
Checkpoint Systems Inc.                    /(1)/           5,304         75,052
Coherent Inc.                              /(1)/           5,336        127,690
Concord Camera Corp.                       /(1)/           2,600         18,434
CTS Corp.                                                  5,178         54,110
Cubic Corp.                                                2,257         50,151
Cymer Inc.                                 /(1)/           5,139        162,187
Daktronics Inc.                            /(1)/           2,127         34,776
Diodes Inc.                                /(1)/             424          8,124
Dionex Corp.                               /(1)/           2,468         98,103
DuPont Photomasks Inc.                     /(1)/           2,173         40,918
EDO Corp.                                                  2,089         36,975
Electro Scientific Industries Inc.         /(1)/           5,007         75,906
Emerson Radio Corp.                        /(1)/           2,017         13,554
Energy Conversion Devices Inc.             /(1)/           2,084         18,964
ESS Technology Inc.                        /(1)/           4,451         43,397
Exar Corp.                                 /(1)/           5,834         92,352
Excel Technology Inc.                      /(1)/           1,100         25,113
Fargo Electronics                          /(1)/           1,634         15,899
FEI Co.                                    /(1)/           4,751         89,129
FuelCell Energy Inc.                       /(1)/           5,675         46,478
General Cable Corp.                                        3,730         20,142
Helix Technology Corp.                                     4,960         65,621
Herley Industries Inc.                     /(1)/           1,561         26,506
Hutchinson Technology Inc.                 /(1)/           3,771        124,028
II-VI Inc.                                 /(1)/           1,832         42,283
Innovex Inc.                               /(1)/           2,226         22,483
InVision Technologies Inc.                 /(1)/           2,114         52,533
JNI Corp.                                  /(1)/           2,996         14,770
Keithley Instruments Inc.                                  2,104         30,403
KEMET Corp.                                /(1)/          13,145        132,764
Lifeline Systems Inc.                      /(1)/             645         18,318
Littelfuse Inc.                            /(1)/           3,703         82,799
Manufacturers Services Ltd.                /(1)/           4,950         24,007
Mattson Technology Inc.                    /(1)/           2,400          7,416
Mercury Computer Systems Inc.              /(1)/           3,533         64,159
Methode Electronics Inc. Class A                           5,873         63,135
Metrologic Instruments Inc.                /(1)/             340         11,305

Micrel Inc.                                /(1)/           8,079         83,941
Microsemi Corp.                            /(1)/           4,768         76,288
MKS Instruments Inc.                       /(1)/           4,006         72,388
Molecular Devices Corp.                    /(1)/           2,495         39,695
Moog Inc. Class A                          /(1)/           2,320         80,620
Nassda Corp.                               /(1)/           1,985         15,324
Oak Technology Inc.                        /(1)/           8,133         50,506
OSI Systems Inc.                           /(1)/           1,963         31,526
Park Electrochemical Corp.                                 3,462         69,067
Photon Dynamics Inc.                       /(1)/           2,453         67,776
Photronics Inc.                            /(1)/           4,780         83,411
Pioneer-Standard Electronics Inc.                          3,945         33,454
Power Integrations Inc.                    /(1)/           3,857         93,802
Rayovac Corp.                              /(1)/           5,412         70,085
REMEC Inc.                                 /(1)/           8,815         61,352
Research Frontiers Inc.                    /(1)/           1,736         24,304
Richardson Electronics Ltd.                                  770          6,237
Rofin-Sinar Technologies Inc.              /(1)/           1,336         18,784
Rudolph Technologies Inc.                  /(1)/           1,786         28,505
SBS Technologies Inc.                      /(1)/           2,278         22,395
Semtech Corp.                              /(1)/           8,571        122,051
Silicon Image Inc.                         /(1)/          10,546         58,847
Siliconix Inc.                             /(1)/           1,492         53,861
Sipex Corp.                                /(1)/           2,500         12,250
Stoneridge Inc.                            /(1)/           2,142         29,238
Supertex Inc.                              /(1)/           1,734         31,854
Sypris Solutions Inc.                                        500          5,165
Technitrol Inc.                            /(1)/           6,589         99,164
Thomas & Betts Corp.                       /(1)/           6,999        101,136
Three-Five Systems Inc.                    /(1)/           3,484         24,040
Trimble Navigation Ltd.                    /(1)/           4,791        109,858
Triumph Group Inc.                         /(1)/           2,533         71,355
Universal Display Corp.                    /(1)/           3,216         28,687
Universal Electronics Inc.                 /(1)/           2,320         29,418
Varian Inc.                                /(1)/           4,534        157,194
Vicor Corp.                                /(1)/           2,300         22,080
Watts Industries Inc. Class A                              2,334         41,662
Woodhead Industries Inc.                                   1,200         15,024
Woodward Governor Co.                                      1,621         69,703
Xicor Inc.                                 /(1)/           3,684         23,099
X-Rite Inc.                                                2,385         23,635
Zoran Corp.                                /(1)/           4,359         83,736
Zygo Corp.                                 /(1)/           2,576         20,608
-------------------------------------------------------------------------------
                                                                      5,024,526
-------------------------------------------------------------------------------

ENERGY & RELATED--0.08%
-------------------------------------------------------------------------------
Headwaters Inc.                            /(1)/           4,400         64,636
KCS Energy Inc.                            /(1)/           5,351         28,842
-------------------------------------------------------------------------------
                                                                         93,478
-------------------------------------------------------------------------------

ENERGY - ALTERNATE SOURCES--0.01%
-------------------------------------------------------------------------------
KFx Inc.                                   /(1)/           3,030         11,756
-------------------------------------------------------------------------------
                                                                         11,756
-------------------------------------------------------------------------------

ENGINEERING & CONSTRUCTION--0.25%
-------------------------------------------------------------------------------
EMCOR Group Inc.                           /(1)/           2,100        103,656
Granite Construction Inc.                                  5,080         97,333
Perini Corp.                               /(1)/           1,611         12,807
Washington Group International Inc.        /(1)/           3,610         79,276
-------------------------------------------------------------------------------
                                                                        293,072
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

ENTERTAINMENT--1.15%
-------------------------------------------------------------------------------
Alliance Gaming Corp.                      /(1)/           7,473        141,314
AMC Entertainment Inc.                     /(1)/           5,648         64,613
Ameristar Casinos Inc.                     /(1)/           1,554         33,178
Argosy Gaming Co.                          /(1)/           3,754         78,496
Churchill Downs Inc.                                         983         37,659
Dover Downs Gaming & Entertainment Inc.                    1,261         11,664
Dover Motorsports Inc.                                     1,230          5,043
4Kids Entertainment Inc.                   /(1)/           1,945         36,177
Gaylord Entertainment Co.                  /(1)/           2,949         57,712
Hollywood Entertainment Corp.              /(1)/           7,738        133,094
Isle of Capri Casinos Inc.                 /(1)/           1,800         29,754
Macrovision Corp.                          /(1)/           6,701        133,484
Magna Entertainment Corp. Class A          /(1)/           5,610         28,050
Martha Stewart Living Omnimedia Inc.
Class A                                    /(1)/           2,312         21,710
MTR Gaming Group Inc.                      /(1)/           2,745         21,191
NetFlix Inc.                               /(1)/           1,642         41,953
Penn National Gaming Inc.                  /(1)/           4,382         90,050
Pinnacle Entertainment Inc.                /(1)/           3,919         26,649
Scientific Games Corp. Class A             /(1)/           7,348         69,071
Shuffle Master Inc.                        /(1)/           2,449         71,976
Six Flags Inc.                             /(1)/          13,672         92,696
Speedway Motorsports Inc.                                  2,627         70,404
Vail Resorts Inc.                          /(1)/           2,922         39,359
World Wrestling Entertainment Inc.                         1,967         20,240
-------------------------------------------------------------------------------
                                                                      1,355,537
-------------------------------------------------------------------------------

ENVIRONMENTAL CONTROL--0.37%
-------------------------------------------------------------------------------
Casella Waste Systems Inc. Class A         /(1)/           2,973         26,846
Ionics Inc.                                /(1)/           2,630         58,833
Mine Safety Appliances Co.                                 1,211         52,824
Tetra Tech Inc.                            /(1)/           7,632        130,736
TRC Companies Inc.                         /(1)/           1,931         28,502
Waste Connections Inc.                     /(1)/           3,940        138,097
-------------------------------------------------------------------------------
                                                                        435,838
-------------------------------------------------------------------------------

FOOD--2.20%
-------------------------------------------------------------------------------
American Italian Pasta Co. Class A         /(1)/           2,338         97,378
Arden Group Inc. Class A                   /(1)/             237         13,983
CEC Entertainment Inc.                     /(1)/           3,425        126,485
Chiquita Brands International Inc.         /(1)/           6,539         94,815
Corn Products International Inc.                           5,328        160,000
Flowers Foods Inc.                                         5,501        108,690
Great Atlantic & Pacific Tea Co.           /(1)/           3,140         27,632
Green Mountain Coffee Roasters Inc.        /(1)/             640         12,160
Hain Celestial Group Inc.                  /(1)/           3,634         58,108
Horizon Organic Holding Corp.              /(1)/           1,332         31,742
IHOP Corp.                                                 3,200        101,024
Ingles Markets Inc. Class A                                2,592         26,179
International Multifoods Corp.             /(1)/           2,543         58,260
Interstate Bakeries Corp.                                  6,907         87,719
J&J Snack Foods Corp.                      /(1)/             863         27,297
Jack in the Box Inc.                       /(1)/           5,496        122,561
Lance Inc.                                                 3,817         34,849
Landry's Restaurants Inc.                                  3,492         82,411
Nash Finch Co.                                             1,857         30,919
P.F. Chang's China Bistro Inc.             /(1)/           3,726        183,356
Panera Bread Co. Class A                   /(1)/           4,132        165,280
Papa John's International Inc.             /(1)/           1,655         46,423

Pathmark Stores Inc.                       /(1)/           3,630         27,769
Pilgrim's Pride Corp. Class B                              3,057         29,561
Ralcorp Holdings Inc.                      /(1)/           4,416        110,223
Rare Hospitality International Inc.        /(1)/           2,836         92,680
Riviana Foods Inc.                                           500         13,455
Ruddick Corp.                                              5,203         81,791
Sanderson Farms Inc.                                         758         21,300
Sanfilippo (John B.) & Son Inc.            /(1)/             759         12,258
Sensient Technologies Corp.                                6,388        146,860
Sonic Corp.                                /(1)/           5,511        140,145
Tejon Ranch Co.                            /(1)/           1,421         42,772
United Natural Foods Inc.                  /(1)/           2,733         76,907
Weis Markets Inc.                                          2,164         67,127
Wild Oats Markets Inc.                     /(1)/           3,659         39,883
-------------------------------------------------------------------------------
                                                                      2,600,002
-------------------------------------------------------------------------------

FOREST PRODUCTS & PAPER--0.68%
-------------------------------------------------------------------------------
American Woodmark Corp.                                      714         33,244
Buckeye Technologies Inc.                  /(1)/           3,637         24,732
Caraustar Industries Inc.                  /(1)/           5,030         40,290
Chesapeake Corp.                                           2,811         61,420
Deltic Timber Corp.                                        2,168         61,680
Glatfelter Co.                                             3,992         58,882
Louisiana-Pacific Corp.                    /(1)/          15,996        173,397
Pope & Talbot Inc.                                         2,553         28,211
Potlatch Corp.                                             4,676        120,407
Rock-Tenn Co. Class A                                      3,370         57,121
Schweitzer-Mauduit International Inc.                      2,484         59,964
Universal Forest Products Inc.                             1,400         29,316
Wausau-Mosinee Paper Corp.                                 5,052         56,582
-------------------------------------------------------------------------------
                                                                        805,246
-------------------------------------------------------------------------------

GAS--0.19%
-------------------------------------------------------------------------------
EnergySouth Inc.                                             600         19,680
Laclede Group Inc. (The)                                   2,992         80,186
NUI Corp.                                                  2,850         44,232
Southwestern Energy Co.                    /(1)/           5,574         83,666
-------------------------------------------------------------------------------
                                                                        227,764
-------------------------------------------------------------------------------

HAND / MACHINE TOOLS--0.35%
-------------------------------------------------------------------------------
Baldor Electric Co.                                        4,481         92,309
Franklin Electric Co. Inc.                                   903         50,252
Kennametal Inc.                                            5,254        177,795
Milacron Inc.                                              3,917         19,154
Powell Industries Inc.                     /(1)/             740         10,834
Regal-Beloit Corp.                                         3,577         68,321
-------------------------------------------------------------------------------
                                                                        418,665
-------------------------------------------------------------------------------

HEALTH CARE--5.57%
-------------------------------------------------------------------------------
Accredo Health Inc.                        /(1)/           7,320        159,576
Advanced Neuromodulation Systems Inc.      /(1)/           1,807         93,548
Aksys Ltd.                                 /(1)/           4,638         60,062
Alaris Medical Inc.                        /(1)/           2,780         36,001
Alliance Imaging Inc.                      /(1)/           1,200          5,280
American Healthways Inc.                   /(1)/           2,009         72,565
American Medical Systems Holdings Inc.     /(1)/           2,771         46,747
AMERIGROUP Corp.                           /(1)/           3,065        114,018
AmSurg Corp.                               /(1)/           2,864         87,352
Arrow International Inc.                                   1,323         58,410
ArthroCare Corp.                           /(1)/           3,384         56,716

Aspect Medical Systems Inc.                /(1)/           1,001          7,387
Bei Technologies Inc.                                      1,582         18,984
Beverly Enterprises Inc.                   /(1)/          12,898         45,143
BioLase Technology Inc.                    /(1)/           2,882         30,924
BioMarin Pharmaceutical Inc.               /(1)/           9,096         88,777
Bioreliance Corp.                          /(1)/             706         14,967
Biosite Inc.                               /(1)/           1,642         78,980
Bruker Daltonics Inc.                      /(1)/           1,970         10,500
Candela Corp.                              /(1)/             998         11,497
Cantel Medical Corp.                       /(1)/           1,214         16,292
Cardiac Science Inc.                       /(1)/           5,600         15,008
CardioDynamics International Corp.         /(1)/           3,900         13,299
Centene Corp.                              /(1)/           1,507         58,622
Cepheid Inc.                               /(1)/           4,869         24,053
Cerner Corp.                               /(1)/           4,221         96,872
Cerus Corp.                                /(1)/           2,810         21,159
Cholestech Corp.                           /(1)/           1,948         19,227
Chronimed Inc.                             /(1)/           1,762         17,320
Closure Medical Corp.                      /(1)/           1,193         22,524
Cobalt Corp.                               /(1)/           2,624         53,923
Conceptus Inc.                             /(1)/           3,698         51,957
CONMED Corp.                               /(1)/           4,264         77,861
Cooper Companies Inc.                                      4,641        161,368
Covance Inc.                               /(1)/           9,483        171,642
CTI Molecular Imaging Inc.                 /(1)/           3,417         64,615
Curative Health Services Inc.              /(1)/           1,403         23,851
Cyberonics Inc.                            /(1)/           3,351         72,080
Cytyc Corp.                                /(1)/          16,846        177,220
Dade Behring Holdings Inc.                 /(1)/           5,158        118,479
Datascope Corp.                                            2,216         65,438
DHB Industries Inc.                        /(1)/           1,500          6,135
Diagnostic Products Corp.                                  2,750        112,887
DJ Orthopedics Inc.                        /(1)/           1,160         12,714
Dynacq International Inc.                  /(1)/             700         11,760
Enzo Biochem Inc.                          /(1)/           3,920         84,351
Enzon Pharmaceuticals Inc.                 /(1)/           6,467         80,967
Exactech Inc.                              /(1)/             693          9,979
Flir Systems Inc.                          /(1)/           5,030        151,654
Genesis Health Ventures Inc.               /(1)/           4,508         79,566
Gen-Probe Inc.                             /(1)/           3,501        143,086
Gentiva Health Services Inc.               /(1)/           2,630         23,670
Haemonetics Corp.                          /(1)/           3,014         56,362
Hanger Orthopedic Group Inc.               /(1)/           3,751         42,949
Hologic Inc.                               /(1)/           3,175         41,846
Hooper Holmes Inc.                                         7,770         50,039
ICU Medical Inc.                           /(1)/           1,507         46,943
IGEN International Inc.                    /(1)/           2,693         84,560
Impath Inc.                                /(1)/           2,366         33,455
INAMED Corp.                               /(1)/           2,670        143,352
Intermagnetics General Corp.               /(1)/           2,716         53,885
Interpore International                    /(1)/           2,385         30,361
Invacare Corp.                                             4,172        137,676
Inveresk Research Group Inc.               /(1)/           4,123         74,173
Inverness Medical Innovations Inc.         /(1)/           1,909         36,844
i-STAT Corp.                               /(1)/           1,941         17,450
Kensey Nash Corp.                          /(1)/           1,251         32,526
Kindred Healthcare Inc.                    /(1)/           2,492         44,457
Kyphon Inc.                                /(1)/           2,590         39,161
LabOne Inc.                                /(1)/           1,173         25,290
Laserscope                                 /(1)/           1,882         15,037

LifePoint Hospitals Inc.                   /(1)/           5,443        113,976
Luminex Corp.                              /(1)/           2,210         11,404
Matria Healthcare Inc.                     /(1)/           1,295         22,857
Medical Action Industries Inc.             /(1)/             715         11,676
Mentor Corp.                                               5,814        112,675
Merit Medical Systems Inc.                 /(1)/           1,437         28,711
National Healthcare Corp.                  /(1)/           1,363         26,824
Novoste Corp.                              /(1)/           1,781         10,686
Oakley Inc.                                /(1)/           5,056         59,509
Ocular Sciences Inc.                       /(1)/           2,535         50,320
Odyssey Healthcare Inc.                    /(1)/           3,154        116,698
Option Care Inc.                           /(1)/           1,959         22,587
OraSure Technologies Inc.                  /(1)/           4,588         34,226
Orthodontic Centers of America Inc.        /(1)/           7,153         57,296
Orthologic Corp.                           /(1)/           3,300         15,147
Osteotech Inc.                             /(1)/           2,307         31,352
Palatin Technologies Inc.                  /(1)/           4,962         15,829
Pediatrix Medical Group Inc.               /(1)/           3,382        120,568
PolyMedica Corp.                                           1,470         67,311
Possis Medical Inc.                        /(1)/           3,228         44,288
Province Healthcare Co.                    /(1)/           7,224         79,970
PSS World Medical Inc.                     /(1)/           9,348         53,751
Quidel Corp.                               /(1)/           2,600         16,172
RehabCare Group Inc.                       /(1)/           2,115         30,985
Retractable Technologies Inc.              /(1)/           1,268         10,765
Select Medical Corp.                       /(1)/           3,461         85,937
Sierra Health Services Inc.                /(1)/           3,491         69,820
Sola International Inc.                    /(1)/           3,886         67,616
SonoSite Inc.                              /(1)/           2,128         42,454
Specialty Laboratories Inc.                /(1)/           1,040         10,660
Staar Surgical Co.                         /(1)/           2,737         31,749
Sunrise Senior Living Inc.                 /(1)/           2,787         62,373
Synovis Life Technologies Inc.             /(1)/           1,222         24,122
Theragenics Corp.                          /(1)/           4,855         20,876
Therasense Inc.                            /(1)/           3,850         38,500
Thoratec Corp.                             /(1)/           7,355        109,589
TriPath Imaging Inc.                       /(1)/           3,624         24,752
U.S. Physical Therapy Inc.                 /(1)/           2,012         25,713
US Oncology Inc.                           /(1)/           9,995         73,863
VCA Antech Inc.                            /(1)/           3,966         77,615
Ventana Medical Systems Inc.               /(1)/           2,054         55,828
Viasys Healthcare Inc.                     /(1)/           4,541         93,999
VistaCare Inc. Class A                     /(1)/           1,670         40,598
VISX Inc.                                  /(1)/           6,788        117,772
Vital Images Inc.                          /(1)/           1,440         26,611
Vital Sign Inc.                                              600         15,576
West Pharmaceutical Services Inc.                          2,400         58,800
Wright Medical Group Inc.                  /(1)/           2,088         39,672
Young Innovations Inc.                     /(1)/             435         12,397
Zoll Medical Corp.                         /(1)/           1,115         37,419
-------------------------------------------------------------------------------
                                                                      6,593,273
-------------------------------------------------------------------------------

HOLDING COMPANIES-DIVERSIFIED--0.11%
-------------------------------------------------------------------------------
Triarc Companies Inc.                      /(1)/           2,412         72,336
Walter Industries Inc.                                     4,543         53,380
-------------------------------------------------------------------------------
                                                                        125,716
-------------------------------------------------------------------------------

HOME BUILDERS--0.87%
-------------------------------------------------------------------------------
Beazer Homes USA Inc.                      /(1)/           1,879        156,896
Brookfield Homes Corp.                                     1,995         30,763

Champion Enterprises Inc.                  /(1)/           8,487         43,963
Coachmen Industries Inc.                                   3,078         36,782
Dominion Homes Inc.                        /(1)/             443         10,566
Fleetwood Enterprises Inc.                 /(1)/           6,062         44,859
M/I Schottenstein Homes Inc.                               1,788         76,312
Meritage Corp.                             /(1)/           1,504         74,087
Monaco Coach Corp.                         /(1)/           4,630         70,978
Palm Harbor Homes Inc.                     /(1)/           2,554         48,373
Skyline Corp.                                              1,467         44,010
Standard-Pacific Corp.                                     4,687        155,421
Thor Industries Inc.                                       2,650        108,173
WCI Communities Inc.                       /(1)/           2,399         46,133
William Lyon Homes Inc.                    /(1)/             500         15,925
Winnebago Industries Inc.                                  1,742         66,022
-------------------------------------------------------------------------------
                                                                      1,029,263
-------------------------------------------------------------------------------

HOME FURNISHINGS--0.31%
-------------------------------------------------------------------------------
Applica Inc.                               /(1)/           3,067         26,069
Bassett Furniture Industries Inc.                          1,871         24,847
Hooker Furniture Corp.                                       710         17,558
Kimball International Inc. Class B                         3,800         59,280
Libbey Inc.                                                2,338         53,073
Modtech Holdings Inc.                      /(1)/           1,000          9,190
Movado Group Inc.                                          1,837         39,955
Oneida Ltd.                                                2,686         18,130
Select Comfort Corp.                       /(1)/           3,090         50,614
Standex International Corp.                                2,268         47,628
Stanley Furniture Co. Inc.                                   762         20,886
-------------------------------------------------------------------------------
                                                                        367,230
-------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS / WARES--0.96%
-------------------------------------------------------------------------------
American Greetings Corp. Class A           /(1)/           8,781        172,459
Central Garden & Pet Co.                   /(1)/           2,047         48,821
CSS Industries Inc.                                          771         29,722
Ennis Business Forms Inc.                                  2,201         32,025
Fossil Inc.                                /(1)/           3,551         83,662
Harland (John H.) Co.                                      4,403        115,182
Jarden Corp.                               /(1)/           2,137         59,131
National Presto Industries Inc.                            1,071         33,844
New England Business Service Inc.                          1,664         49,920
Playtex Products Inc.                      /(1)/           4,308         27,657
Russ Berrie & Co. Inc.                                     1,774         64,769
Standard Register Co. (The)                                3,101         51,104
Toro Co.                                                   3,658        145,405
Tupperware Corp.                                           7,866        112,956
Yankee Candle Co. Inc. (The)               /(1)/           4,677        108,600
-------------------------------------------------------------------------------
                                                                      1,135,257
-------------------------------------------------------------------------------

INSURANCE--2.34%
-------------------------------------------------------------------------------
Alfa Corp.                                                 4,600         58,466
Allmerica Financial Corp.                  /(1)/           8,082        145,395
American Medical Security Group Inc.       /(1)/           1,821         34,781
American Physicians Capital Inc.           /(1)/           1,524         36,957
AmerUs Group Co.                                           5,568        156,962
Argonaut Group Inc.                                        4,262         52,550
Baldwin & Lyons Inc. Class B                               1,253         29,759
Citizens Inc.                              /(1)/           2,570         18,684
CNA Surety Corp.                                           2,353         23,177
Commerce Group Inc.                                        3,953        143,099
Crawford & Co. Class B                                     3,400         16,694

Delphi Financial Group Inc. Class A                        2,266        106,049
FBL Financial Group Inc. Class A                           1,984         39,978
Financial Industries Corp.                                   800         11,792
Fremont General Corp.                                     10,342        141,685
Great American Financial Resources Inc.                      700          9,177
Harleysville Group Inc.                                    3,963         91,228
HealthExtras Inc.                          /(1)/           1,600         12,512
Hilb, Rogal & Hamilton Co.                                 4,743        161,452
Horace Mann Educators Corp.                                6,053         97,635
Infinity Property & Casualty Corp.                         1,601         37,848
Kansas City Life Insurance Co.                             1,032         44,211
LandAmerica Financial Group Inc.                           2,779        132,002
Midland Co. (The)                                            800         17,768
National Western Life Insurance Co.
Class A                                    /(1)/             234         25,841
NYMAGIC Inc.                                                 600         12,156
Ohio Casualty Corp.                        /(1)/           7,967        105,005
Penn-America Group Inc.                                    1,480         16,650
Philadelphia Consolidated Holding Corp.    /(1)/           2,573        103,949
PICO Holdings Inc.                         /(1)/           1,699         22,087
PMA Capital Corp. Class A                                  4,002         50,305
Presidential Life Corp.                                    3,575         50,443
ProAssurance Corp.                         /(1)/           3,904        105,369
RLI Corp.                                                  2,477         81,493
Safety Insurance Group Inc.                                  968         14,220
Selective Insurance Group Inc.                             3,750         93,937
State Auto Financial Corp.                                 2,739         61,491
Stewart Information Services Corp.         /(1)/           2,684         74,749
Triad Guaranty Inc.                        /(1)/           1,518         57,608
21st Century Insurance Group                               2,198         31,431
U.S.I. Holdings Corp.                      /(1)/           3,136         36,879
UICI                                       /(1)/           6,092         91,806
United Fire & Casualty Co.                                   932         30,281
Universal American Financial Corp.         /(1)/           3,700         23,569
Zenith National Insurance Corp.                            2,035         57,997
-------------------------------------------------------------------------------
                                                                      2,767,127
-------------------------------------------------------------------------------

IRON / STEEL--0.41%
-------------------------------------------------------------------------------
AK Steel Holding Corp.                     /(1)/          13,911         50,358
Allegheny Technologies Inc.                               11,934         78,764
Carpenter Technology Corp.                                 4,489         70,028
Cleveland-Cliffs Inc.                      /(1)/           2,155         38,467
Gibraltar Steel Corp.                                      1,151         23,572
Reliance Steel & Aluminum Co.                              4,576         94,723
Ryerson Tull Inc.                                          3,684         32,346
Schnitzer Steel Industries Inc. Class A                      608         26,825
Steel Dynamics Inc.                        /(1)/           4,975         68,157
-------------------------------------------------------------------------------
                                                                        483,240
-------------------------------------------------------------------------------

LEISURE TIME--0.30%
-------------------------------------------------------------------------------
Bally Total Fitness Holding Corp.          /(1)/           4,832         43,633
Callaway Golf Co.                                          9,467        125,154
K2 Inc.                                    /(1)/           3,684         45,129
Marine Products Corp.                                        800          8,680
Nautilus Group Inc. (The)                                  4,273         52,985
Navigant International Inc.                /(1)/           1,480         19,092
WMS Industries Inc.                        /(1)/           3,849         60,006
-------------------------------------------------------------------------------
                                                                        354,679
-------------------------------------------------------------------------------

LODGING--0.45%
-------------------------------------------------------------------------------
Aztar Corp.                                /(1)/           4,918         79,229
Boca Resorts Inc. Class A                  /(1)/           3,739         48,607
Boyd Gaming Corp.                          /(1)/           5,222         90,132
Choice Hotels International Inc.           /(1)/           3,124         85,316
Extended Stay America Inc.                 /(1)/           9,937        134,050
Marcus Corp.                                               3,182         47,571
Prime Hospitality Corp.                    /(1)/           7,157         48,023
-------------------------------------------------------------------------------
                                                                        532,928
-------------------------------------------------------------------------------

MACHINERY--2.21%
-------------------------------------------------------------------------------
Albany International Corp. Class A                         3,917        107,326
Applied Industrial Technologies Inc.                       3,428         72,331
Astec Industries Inc.                      /(1)/           2,132         18,591
Asyst Technologies Inc.                    /(1)/           6,985         46,730
Briggs & Stratton Corp.                                    3,036        153,318
Cascade Corp.                                              2,272         39,533
Cognex Corp.                               /(1)/           5,543        123,886
Dycom Industries Inc.                      /(1)/           7,895        128,688
Engineered Support Systems Inc.                            1,529         63,989
Esterline Technologies Corp.               /(1)/           3,451         60,082
Flowserve Corp.                            /(1)/           6,842        134,582
Gardner Denver Inc.                        /(1)/           3,155         64,551
Gerber Scientific Inc.                     /(1)/           3,288         21,898
Global Power Equipment Group Inc.          /(1)/           2,100          9,765
Gorman-Rupp Co. (The)                                        800         19,200
Idex Corp.                                                 4,297        155,723
Insituform Technologies Inc. Class A       /(1)/           3,452         61,031
JLG Industries Inc.                                        6,091         41,419
Kadant Inc.                                /(1)/           1,560         29,250
Kaman Corp. Class A                                        2,500         29,225
Knight Transportation Inc.                 /(1)/           3,729         92,852
Kulicke & Soffa Industries Inc.            /(1)/           8,621         55,088
Lincoln Electric Holding Inc.                              4,638         94,662
Lindsay Manufacturing Co.                                  1,731         40,194
Manitowoc Co. Inc. (The)                                   4,485        100,015
NACCO Industries Inc.                                        870         51,278
Nordson Corp.                                              3,181         75,867
Paxar Corp.                                /(1)/           4,894         53,834
Presstek Inc.                              /(1)/           4,108         25,593
Robbins & Myers Inc.                                       2,418         44,733
Sauer-Danfoss Inc.                                         1,000         10,750
Semitool Inc.                              /(1)/           1,600          7,888
Stewart & Stevenson Services Inc.                          5,013         78,955
SureBeam Corporation Class A               /(1)/           8,261         21,892
Tecumseh Products Co. Class A                              2,162         82,826
Tennant Co.                                                1,444         53,067
Terex Corp.                                /(1)/           7,026        137,148
Thomas Industries Inc.                                     2,141         57,914
Ultratech Inc.                             /(1)/           4,026         74,441
Unova Inc.                                 /(1)/           6,621         73,493
-------------------------------------------------------------------------------
                                                                      2,613,608
-------------------------------------------------------------------------------

MACHINERY-CONSTRUCTION & MINING--0.08%
-------------------------------------------------------------------------------
Joy Global Inc.                            /(1)/           6,415         94,750
-------------------------------------------------------------------------------
                                                                         94,750
-------------------------------------------------------------------------------

MANUFACTURERS--0.62%
-------------------------------------------------------------------------------
CUNO Inc.                                  /(1)/           2,478         89,505
EnPro Industries Inc.                      /(1)/           3,207         34,283
Federal Signal Corp.                                       7,202        126,539
FMC Corp.                                  /(1)/           5,419        122,632

Jacuzzi Brands Inc.                        /(1)/          10,426         55,154
Quixote Corp.                                                933         23,819
Sturm Ruger & Co. Inc.                                     2,460         24,600
Tredegar Corp.                                             4,634         69,464
Trinity Industries Inc.                                    6,226        115,243
Wabtec Corp.                                               5,191         72,207
-------------------------------------------------------------------------------
                                                                        733,446
-------------------------------------------------------------------------------

MANUFACTURING--0.30%
-------------------------------------------------------------------------------
Acuity Brands Inc.                                         6,395        116,197
Applied Films Corporation                  /(1)/           2,140         55,383
ESCO Technologies Inc.                     /(1)/           1,752         77,088
Hexcel Corp.                               /(1)/           2,800          8,960
Kaydon Corp.                                               4,723         98,238
-------------------------------------------------------------------------------
                                                                        355,866
-------------------------------------------------------------------------------

MEDIA--1.47%
-------------------------------------------------------------------------------
Acme Communications Inc.                   /(1)/             938          7,129
Banta Corp.                                                3,742        121,129
Beasley Broadcast Group Inc. Class A       /(1)/           1,214         16,608
Courier Corp.                                                400         20,600
Crown Media Holdings Inc.                  /(1)/           3,400         14,042
Cumulus Media Inc. Class A                 /(1)/           6,388        120,925
Emmis Communications Corp.                 /(1)/           6,509        149,382
Fisher Communications Inc.                 /(1)/             670         32,770
Gray Television Inc.                                       5,648         70,035
Hollinger International Inc.                               7,113         76,607
Information Holdings Inc.                  /(1)/           2,514         45,880
Insight Communications Co. Inc.            /(1)/           6,864         90,468
Journal Register Co.                       /(1)/           4,755         86,018
Liberty Corp.                                              2,597        110,372
Lin TV Corp. Class A                       /(1)/           3,860         90,903
LodgeNet Entertainment Corp.               /(1)/           3,114         34,098
Mediacom Communications Corp.              /(1)/           8,836         87,211
Nelson (Thomas) Inc.                       /(1)/             963         12,037
Paxson Communications Corp.                /(1)/           4,318         25,865
Pegasus Communications Corp.               /(1)/             612         18,103
Playboy Enterprises Inc. Class B           /(1)/           2,163         29,417
Primedia Inc.                              /(1)/          20,557         62,699
Pulitzer Inc.                                              1,014         50,112
Regent Communications Inc.                 /(1)/           3,986         23,517
Saga Communications Inc.                   /(1)/           1,853         36,041
Salem Communications Corp. Class A         /(1)/           2,015         40,322
Sinclair Broadcast Group Inc. Class A      /(1)/           5,868         68,127
Spanish Broadcasting System Inc. Class A   /(1)/           6,780         55,257
TheStreet.com Inc.                         /(1)/           1,518          7,135
TiVo Inc.                                  /(1)/           5,011         61,034
Value Line Inc.                                              200          9,822
Young Broadcasting Inc. Class A            /(1)/           3,014         63,686
-------------------------------------------------------------------------------
                                                                      1,737,351
-------------------------------------------------------------------------------

METAL FABRICATE / HARDWARE--0.17%
-------------------------------------------------------------------------------
CIRCOR International Inc.                                  2,208         39,369
Lawson Products Inc.                                         500         13,769
NN Inc.                                                    1,300         16,458
Penn Engineering & Manufacturing Corp.                     2,149         29,334
Shaw Group Inc. (The)                      /(1)/           5,261         63,395
Valmont Industries Inc.                                    1,835         35,709
-------------------------------------------------------------------------------
                                                                        198,034
-------------------------------------------------------------------------------

METALS-DIVERSIFIED--0.60%
-------------------------------------------------------------------------------
Ameron International Corp.                                 1,118         38,873
Commercial Metals Co.                                      4,444         79,059
Griffon Corp.                              /(1)/           4,553         72,848
Gulf Island Fabrication Inc.               /(1)/             700         11,844
Material Sciences Corp.                                    1,849         17,935
Matthews International Corp. Class A                       3,842         95,128
Maverick Tube Corp.                        /(1)/           6,353        121,660
Mueller Industries Inc.                    /(1)/           5,008        135,767
NS Group Inc.                              /(1)/           2,862         27,905
Quanex Corp.                                               2,515         74,746
RTI International Metals Inc.              /(1)/           2,805         30,378
-------------------------------------------------------------------------------
                                                                        706,143
-------------------------------------------------------------------------------

MINING--0.39%
-------------------------------------------------------------------------------
AMCOL International Corp.                                  1,620         12,960
Arch Coal Inc.                                             6,944        159,573
Brush Engineered Materials Inc.            /(1)/           3,659         30,553
Century Aluminum Co.                                       2,111         14,840
Hecla Mining Co.                           /(1)/          17,603         74,461
Liquidmetal Technologies                   /(1)/           1,200          6,156
Royal Gold Inc.                                            2,849         61,225
Stillwater Mining Co.                      /(1)/           5,507         28,306
USEC Inc.                                                 10,364         72,755
-------------------------------------------------------------------------------
                                                                        460,829
-------------------------------------------------------------------------------

OFFICE / BUSINESS EQUIPMENT--0.18%
-------------------------------------------------------------------------------
General Binding Corp.                      /(1)/             600          7,200
Global Imaging Systems Inc.                /(1)/           2,100         48,636
Imagistics International Inc.              /(1)/           2,855         73,659
Insight Enterprises Inc.                   /(1)/           6,984         70,259
Pomeroy Computer Resources                 /(1)/           1,280         14,157
-------------------------------------------------------------------------------
                                                                        213,911
-------------------------------------------------------------------------------

OIL & GAS PRODUCERS--3.58%
-------------------------------------------------------------------------------
Atmos Energy Corp.                                         7,169        177,791
Atwood Oceanics Inc.                       /(1)/           1,594         43,277
Berry Petroleum Co. Class A                                2,492         44,731
Cabot Oil & Gas Corp.                                      4,123        113,836
CAL Dive International Inc.                /(1)/           5,601        122,102
Cascade Natural Gas Corp.                                  1,300         24,830
Chesapeake Utilities Corp.                                 1,049         23,707
Cimarex Energy Co.                         /(1)/           5,997        142,429
Clayton Williams Energy Inc.               /(1)/             542         10,005
Denbury Resources Inc.                     /(1)/           5,037         67,647
Encore Acquisition Co.                     /(1)/             960         18,384
Energen Corp.                                              5,066        168,698
Energy Partners Ltd.                       /(1)/           4,190         48,395
Evergreen Resources Inc.                   /(1)/           2,777        150,819
EXCO Resources Inc.                        /(1)/             903         16,173
Forest Oil Corp.                           /(1)/           6,011        150,996
Frontier Oil Corp.                                         3,824         58,125
Grey Wolf Inc.                             /(1)/          22,838         92,266
Hanover Compressor Co.                     /(1)/           8,116         91,711
Harvest Natural Resources Inc.             /(1)/           4,695         29,907
Holly Corp.                                                1,931         53,296
Houston Exploration Co.                    /(1)/           1,721         59,719
Magnum Hunter Resources Inc.               /(1)/          10,254         81,929
McMoRan Exploration Co.                                    1,978         22,035
Meridian Resource Corp. (The)              /(1)/           5,162         24,416

New Jersey Resources Corp.                                 4,230        150,165
Northwest Natural Gas Co.                                  4,012        109,327
Nuevo Energy Co.                           /(1)/           2,989         52,158
Parker Drilling Co.                        /(1)/          10,370         30,177
Patina Oil & Gas Corp.                                     4,438        142,682
Penn Virginia Corp.                                        1,256         54,008
Petroleum Development Corp.                /(1)/           1,246         11,451
Plains Exploration & Production Co.        /(1)/           5,251         56,763
Plains Resource Inc.                       /(1)/           3,753         53,105
Prima Energy Corp.                         /(1)/           1,463         30,547
Quicksilver Resources Inc.                 /(1)/           1,825         43,709
Range Resources Corp.                      /(1)/           9,321         58,443
Remington Oil & Gas Corp.                  /(1)/           3,261         59,937
RPC Inc.                                                   1,300         14,300
SEACOR SMIT Inc.                           /(1)/           2,698         98,450
SEMCO Energy Inc.                                          2,800         16,296
South Jersey Industries Inc.                               2,692         99,200
Southern Union Co.                         /(1)/           8,173        138,451
Southwest Gas Corp.                                        5,268        111,576
Spinnaker Exploration Co.                  /(1)/           4,043        105,927
St. Mary Land & Exploration Co.                            4,659        127,191
Stone Energy Corp.                         /(1)/           3,397        142,402
Superior Energy Services Inc.              /(1)/           7,028         66,625
Swift Energy Co.                           /(1)/           4,150         45,650
Tesoro Petroleum Corp.                     /(1)/          11,066         76,134
Tom Brown Inc.                             /(1)/           5,222        145,119
Unit Corp.                                 /(1)/           6,261        130,918
Vintage Petroleum Inc.                                     7,753         87,454
WD-40 Co.                                                  2,284         65,208
W-H Energy Services Inc.                   /(1)/           3,546         69,076
-------------------------------------------------------------------------------
                                                                      4,229,673
-------------------------------------------------------------------------------

OIL & GAS SERVICES--0.69%
-------------------------------------------------------------------------------
CARBO Ceramics Inc.                                        1,878         69,956
Comstock Resources Inc.                    /(1)/           4,696         64,241
Dril-Quip Inc.                             /(1)/           1,811         32,960
Global Industries Ltd.                     /(1)/           9,972         48,065
Hydril Co.                                 /(1)/           1,994         54,337
Input/Output Inc.                          /(1)/           6,803         36,600
Lone Star Technologies Inc.                /(1)/           4,562         96,623
Lufkin Industries Inc.                                       640         15,584
Matrix Service Co.                         /(1)/           1,293         22,214
Newpark Resources Inc.                     /(1)/          11,775         64,527
Oceaneering International Inc.             /(1)/           3,422         87,432
Oil States International Inc.              /(1)/           3,399         41,128
Tetra Technologies Inc.                    /(1)/           2,265         67,157
Universal Compression Holdings Inc.        /(1)/           2,621         54,674
Veritas DGC Inc.                           /(1)/           4,973         57,190
-------------------------------------------------------------------------------
                                                                        812,688
-------------------------------------------------------------------------------

PACKAGING & CONTAINERS--0.30%
-------------------------------------------------------------------------------
Crown Holdings Inc.                        /(1)/          24,779        176,922
Graphic Packaging International Corp.      /(1)/           2,400         10,824
Greif Inc. Class A                                         2,607         59,961
Longview Fibre Co.                                         7,077         58,031
Silgan Holdings Inc.                       /(1)/           1,442         45,106
-------------------------------------------------------------------------------
                                                                        350,844
-------------------------------------------------------------------------------

PHARMACEUTICALS--4.40%
-------------------------------------------------------------------------------
aaiPharma Inc.                             /(1)/           2,589         51,469
Abgenix Inc.                               /(1)/          13,455        141,143
Able Laboratories Inc.                     /(1)/           2,029         39,971
Adolor Corp.                               /(1)/           5,391         66,148
Advanced Medical Optics Inc.               /(1)/           4,236         72,224
Align Technology Inc.                      /(1)/           7,320         91,866
Alkermes Inc.                              /(1)/           8,371         89,988
Allscripts Healthcare Solutions Inc.       /(1)/           3,500         12,845
Alpharma Inc. Class A                                      5,618        121,349
Alteon Inc.                                /(1)/           4,476         21,709
Antigenics Inc.                            /(1)/           4,973         57,289
Aphton Corp.                               /(1)/           2,970         24,473
AtheroGenics Inc.                          /(1)/           5,424         80,980
AVI BioPharma Inc.                         /(1)/           2,855         17,501
Bentley Pharmaceuticals Inc.               /(1)/           2,406         31,639
Biopure Corp.                              /(1)/           4,644         28,375
Bone Care International Inc.               /(1)/           1,300         18,070
Bradley Pharmaceuticals Inc.               /(1)/           1,307         21,566
Cell Genesys Inc.                          /(1)/           6,497         56,134
Cell Therapeutics Inc.                     /(1)/           5,823         56,658
CIMA Labs Inc.                             /(1)/           2,091         56,227
CollaGenex Pharmaceuticals Inc.            /(1)/             847         11,375
Columbia Laboratories Inc.                 /(1)/           4,631         52,099
Connetics Corp.                            /(1)/           4,316         64,611
Corixa Corp.                               /(1)/           8,720         67,406
Cubist Pharmaceuticals Inc.                /(1)/           4,299         45,827
CV Therapeutics Inc.                       /(1)/           4,545        134,805
D&K Healthcare Resources Inc.                              1,900         30,666
Dendreon Corp.                             /(1)/           1,072          6,368
Digene Corp.                               /(1)/           2,229         60,696
Discovery Laboratories Inc.                /(1)/           5,820         37,364
DOV Pharmaceutical Inc.                    /(1)/           1,798         20,677
Durect Corp.                               /(1)/           2,890          6,965
Epix Medical Inc.                          /(1)/           2,238         31,668
Esperion Therapeutics Inc.                 /(1)/           4,574         89,605
First Horizon Pharmaceutical Corp.         /(1)/           5,038         19,900
Genta Inc.                                 /(1)/           7,361         98,049
Geron Corp.                                /(1)/           4,520         33,267
Guilford Pharmaceuticals Inc.              /(1)/           5,107         23,186
Hi-Tech Pharmacal Co.                      /(1)/             593         24,117
Hollis-Eden Pharmaceuticals                /(1)/           1,106         13,969
ILEX Oncology Inc.                         /(1)/           5,785        112,287
Immucor Inc.                               /(1)/           1,544         33,644
Immunogen Inc.                             /(1)/           4,130         17,635
Impax Laboratories Inc.                    /(1)/           4,501         53,967
Indevus Pharmaceuticals Inc.               /(1)/           5,194         32,411
Inspire Pharmaceuticals Inc.               /(1)/           4,170         45,036
InterMune Inc.                             /(1)/           3,573         57,561
Intuitive Surgical Inc.                    /(1)/           4,342         32,522
Isis Pharmaceuticals Inc.                  /(1)/           7,165         37,975
Kos Pharmaceuticals Inc.                   /(1)/           1,469         34,477
KV Pharmaceuticals Co.                     /(1)/           3,885        108,003
La Jolla Pharmaceutical Co.                /(1)/           7,502         24,532
Lannett Co. Inc.                           /(1)/             767         17,978
Ligand Pharmaceuticals Inc. Class B        /(1)/           8,978        122,011
Martek Biosciences Corp.                   /(1)/           3,772        161,970
Medarex Inc.                               /(1)/          11,880         78,289
Medicines Co. (The)                        /(1)/           6,108        120,267
MGI Pharma Inc.                            /(1)/           4,089        104,801
MIM Corp.                                  /(1)/           2,700         17,631
Nabi Biopharmaceuticals                    /(1)/           4,955         33,991

Nature's Sunshine Products Inc.                            1,600         12,816
NBTY Inc.                                  /(1)/           7,604        160,140
NeoPharm Inc.                              /(1)/           2,317         32,090
Neose Technologies Inc.                    /(1)/           2,339         23,413
Noven Pharmaceuticals Inc.                 /(1)/           4,198         42,988
NPS Pharmaceuticals Inc.                   /(1)/           4,894        119,120
Nu Skin Enterprises Inc. Class A                           6,620         69,179
Onyx Pharmaceuticals Inc.                  /(1)/           3,800         46,854
OSI Pharmaceuticals Inc.                   /(1)/           6,235        200,829
Pain Therapeutics Inc.                     /(1)/           1,610         10,401
PAREXEL International Corp.                /(1)/           3,685         51,406
Penwest Pharmaceuticals Co.                /(1)/           2,946         71,794
Peregrine Pharmaceuticals Inc.             /(1)/           9,900         14,355
Perrigo Co.                                                9,173        143,466
POZEN Inc.                                 /(1)/           3,571         39,210
Praecis Pharmaceuticals Inc.               /(1)/           6,332         31,027
Priority Healthcare Corp. Class B          /(1)/           4,768         88,446
Progenics Pharmaceuticals Inc.             /(1)/             980         14,759
Rigel Pharmaceuticals Inc.                 /(1)/               0              5
Salix Pharmaceuticals Ltd.                 /(1)/           4,142         43,450
SangStat Medical Corp.                     /(1)/           4,605         60,279
SciClone Pharmaceuticals Inc.              /(1)/           5,440         46,566
Serologicals Corp.                         /(1)/           3,044         41,490
SuperGen Inc.                              /(1)/           4,486         24,224
Sybron Dental Specialties Inc.             /(1)/           6,187        146,013
Tanox Inc.                                 /(1)/           3,599         57,764
Tularik Inc.                               /(1)/           7,035         69,928
United Surgical Partners International
Inc.                                       /(1)/           2,663         60,157
United Therapeutics Inc.                   /(1)/           2,602         56,672
USANA Health Sciences Inc.                 /(1)/             620         27,410
Vicuron Pharmaceuticals Inc.               /(1)/           6,157         87,306
VIVUS Inc.                                 /(1)/           4,646         23,880
Zymogenetics Inc.                          /(1)/           1,000         11,640
-------------------------------------------------------------------------------
                                                                      5,206,309
-------------------------------------------------------------------------------

PIPELINES--0.01%
-------------------------------------------------------------------------------
TransMontaigne Inc.                        /(1)/           1,400          9,072
-------------------------------------------------------------------------------
                                                                          9,072
-------------------------------------------------------------------------------

REAL ESTATE--3.52%
-------------------------------------------------------------------------------
AMLI Residential Properties Trust                          3,361         79,152
Anthracite Capital Inc.                                    5,754         69,393
Apex Mortgage Capital Inc.                                 2,900         15,863
Avatar Holdings                            /(1)/             957         28,901
Bedford Property Investors Inc.                            2,329         66,144
Boykin Lodging Co.                                         2,500         19,500
Brandywine Realty Trust                                    4,831        118,939
BRT Realty Trust                                             857         13,626
Chateau Communities Inc.                                   3,758        111,199
Colonial Properties Trust                                  2,582         90,861
Commercial Net Lease Realty Inc.                           5,506         94,923
Consolidated-Tomoka Land Co.                                 673         16,906
Cornerstone Realty Income Trust Inc.                       7,047         51,514
Corporate Office Properties Trust                          3,932         66,569
Corrections Corp. of America               /(1)/           5,442        137,846
EastGroup Properties Inc.                                  2,953         79,731
Entertainment Properties Trust                             2,824         81,190
Equity Inns Inc.                                           3,800         26,220
Equity One Inc.                                            4,272         70,061
First Industrial Realty Trust Inc.                         5,362        169,439

Gables Residential Trust                                   4,566        138,030
Glenborough Realty Trust Inc.                              4,183         80,104
Glimcher Realty Trust                                      4,921        110,230
Home Properties of New York Inc.                           4,126        145,400
Impac Mortgage Holdings Inc.                               7,335        122,421
Innkeepers USA Trust                                       2,600         17,680
Insignia Financial Group Inc.              /(1)/           3,000         33,330
Jones Lang LaSalle Inc.                    /(1)/           5,687         89,855
Kilroy Realty Corp.                                        4,449        122,348
LaSalle Hotel Properties                                   2,939         43,438
Lexington Corp. Properties Trust                           4,246         75,154
LTC Properties Inc.                                        2,500         23,875
Manufactured Home Communities Inc.                         2,475         86,897
Meristar Hospitality Corp.                                 6,537         33,600
Mid Atlantic Realty Trust                                  3,487         73,018
National Health Investors Inc.                             4,974         91,721
Nationwide Health Properties Inc.                          7,702        122,693
Novastar Financial Inc.                                    1,368         81,738
Omega Healthcare Investors Inc.            /(1)/           1,800          9,450
Pennsylvania Real Estate Investment Trust                  2,774         83,081
Prentiss Properties Trust                                  4,590        137,654
PS Business Parks Inc.                                     2,386         84,226
Ramco-Gershenson Properties Trust                          1,787         41,637
Reckson Associates Realty Corp.                            6,659        138,907
Redwood Trust Inc.                                         2,112         84,290
RFS Hotel Investors Inc.                                   6,793         83,690
Saul Centers Inc.                                          1,752         44,851
Sovran Self Storage Inc.                                   3,200        100,800
Summit Properties Inc.                                     3,113         64,283
Sun Communities Inc.                                       2,783        109,372
Tanger Factory Outlet Centers Inc.                         1,176         38,902
Taubman Centers Inc.                                       3,629         69,532
Town & Country Trust (The)                                 2,853         66,332
Trammell Crow Co.                          /(1)/           4,611         48,923
United Mobile Homes Inc.                                   1,015         15,387
Urstadt Biddle Properties Inc. Class A                     2,947         37,898
-------------------------------------------------------------------------------
                                                                      4,158,724
-------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--2.30%
-------------------------------------------------------------------------------
Acadia Realty Trust                                        1,900         17,385
Alexander's Inc.                           /(1)/             300         25,047
Alexandria Real Estate Equities Inc.                       2,822        126,990
American Land Lease Inc.                                   1,514         25,435
American Mortgage Acceptance Corp.                         1,485         25,780
Anworth Mortgage Asset Corp.                               3,621         55,836
Associated Estates Realty Corp.                            1,800         11,826
Capital Automotive                                         4,089        114,451
Capstead Mortgage Corp.                                    1,611         18,156
Correctional Properties Trust                              1,526         42,728
CRIIMI MAE Inc.                            /(1)/           2,314         25,338
Crown American Realty Trust                                3,400         36,516
Essex Property Trust Inc.                                  2,214        126,752
FelCor Lodging Trust Inc.                                 10,516         82,551
Getty Realty Corp.                                         2,653         59,215
Great Lakes REIT Inc.                                      2,582         41,312
Health Care REIT Inc.                                      5,712        174,216
Heritage Property Investment Trust Inc.                    2,904         78,640
Highwoods Properties Inc.                                  7,157        159,601
Investors Real Estate Trust                                3,407         36,762
Keystone Property Trust                                    3,233         59,843

Koger Equity Inc.                                          3,966         68,334
Kramont Realty Trust                                       3,167         52,256
La Quinta Corp.                            /(1)/          22,919         98,781
MFA Mortgage Investments Inc.                              6,011         60,350
Mid-America Apartment Communities Inc.                     2,659         71,820
Mission West Properties Inc.                               1,400         15,918
Newcastle Investment Corp.                                 3,183         62,323
Parkway Properties Inc.                                    1,846         77,624
Post Properties Inc.                                       5,405        143,233
RAIT Investment Trust                                      2,586         68,529
Senior Housing Properties Trust                            6,284         85,211
SL Green Realty Corp.                                      3,686        128,605
U.S. Restaurant Properties Inc.                            4,660         73,162
Universal Health Realty Income Trust                       1,600         43,200
Ventas Inc.                                               10,762        163,044
Washington Real Estate Investment Trust                    5,713        155,394
Winston Hotels Inc.                                        1,600         13,072
-------------------------------------------------------------------------------
                                                                      2,725,236
-------------------------------------------------------------------------------

RETAIL--5.42%
-------------------------------------------------------------------------------
AC Moore Arts & Crafts Inc.                /(1)/           2,004         40,140
Aeropostale Inc.                           /(1)/           2,919         62,700
AFC Enterprises Inc.                       /(1)/           3,044         49,435
American Eagle Outfitters Inc.             /(1)/           7,786        142,795
America's Car-Mart Inc.                    /(1)/             483          8,829
AnnTaylor Stores Corp.                     /(1)/           6,509        188,436
Asbury Automotive Group Inc.               /(1)/           2,477         33,390
Bebe Stores Inc.                           /(1)/           1,099         21,024
Big 5 Sporting Goods Corp.                 /(1)/           1,620         20,299
BJ's Wholesale Club Inc.                   /(1)/          10,243        154,260
Blair Corp.                                                1,200         26,640
Bob Evans Farms Inc.                                       5,256        145,223
Bombay Co. Inc. (The)                      /(1)/           5,077         53,969
Brookstone Inc.                            /(1)/           1,227         24,847
Brown Shoe Co. Inc.                                        3,085         91,933
Buckle Inc. (The)                          /(1)/           1,499         28,826
Burlington Coat Factory Warehouse Corp.                    3,474         62,185
California Pizza Kitchen Inc.              /(1)/           2,315         49,773
Casey's General Store Inc.                                 5,648         79,863
Cash America International Inc.                            3,615         47,790
Casual Male Retail Group Inc.              /(1)/           4,348         22,566
Cato Corp. Class A                                         2,420         51,014
Charlotte Russe Holding Inc.               /(1)/           1,585         16,357
Charming Shoppes Inc.                      /(1)/          15,439         76,732
Chicago Pizza & Brewery Inc.               /(1)/           1,200         12,000
Children's Place Retail Stores Inc. (The)  /(1)/           2,250         44,685
Christopher & Banks Corp.                  /(1)/           3,723        137,714
CKE Restaurant Inc.                        /(1)/           7,550         42,205
Coldwater Creek Inc.                       /(1)/             900         11,097
Cole National Corp.                        /(1)/           2,050         25,666
Compucom Systems Inc.                      /(1)/           2,600         11,752
Copart Inc.                                /(1)/           9,496         89,737
Cost Plus Inc.                             /(1)/           3,182        113,470
CSK Auto Corp.                             /(1)/           5,034         72,741
Dave & Buster's Inc.                       /(1)/           1,200         13,080
Deb Shops Inc.                                               500          9,400
Dick's Sporting Goods Inc.                 /(1)/           1,832         67,198
Dillards Inc. Class A                                      9,113        122,752
Dress Barn Inc.                            /(1)/           3,100         39,277
Drugstore.com Inc.                         /(1)/           5,092         29,737

Duane Reade Inc.                           /(1)/           3,482         51,360
Electronics Boutique Holdings Corp.        /(1)/           2,215         51,189
Finish Line Inc. (The)                     /(1)/           3,309         73,493
Finlay Enterprises Inc.                    /(1)/             600          9,930
Footstar Inc.                              /(1)/           3,023         39,299
Fred's Inc.                                                3,875        144,073
FreeMarkets Inc.                           /(1)/           6,611         46,013
Friedman's Inc.                                            2,135         24,275
Galyan's Trading Co.                       /(1)/           1,437         20,607
GameStop Corp.                             /(1)/           3,124         40,362
Gart Sports Co.                            /(1)/           1,337         37,917
Genesco Inc.                               /(1)/           3,245         57,437
Goody's Family Clothing Inc.               /(1)/           2,397         20,734
Group 1 Automotive Inc.                    /(1)/           2,789         90,391
Guitar Center Inc.                         /(1)/           2,083         60,407
Hancock Fabrics Inc.                                       2,245         36,257
Haverty Furniture Companies Inc.                           2,907         50,873
Hibbet Sporting Goods Inc.                 /(1)/           1,291         42,526
Hot Topic Inc.                             /(1)/           4,590        123,517
Intertan Inc.                              /(1)/           2,300         18,860
Jill (J.) Group Inc. (The)                 /(1)/           2,728         45,940
Jo-Ann Stores Inc.                         /(1)/           2,202         55,711
Joseph A. Bank Clothiers Inc.              /(1)/             657         21,964
Kenneth Cole Productions Class A           /(1)/             962         18,749
Kirkland's Inc.                            /(1)/           1,560         25,194
Linens 'N Things Inc.                      /(1)/           6,515        153,819
Lithia Motors Inc. Class A                 /(1)/           2,782         44,985
Lone Star Steakhouse & Saloon Inc.                         2,100         45,717
Longs Drug Stores Corp.                                    5,221         86,669
MarineMax Inc.                             /(1)/           1,472         20,608
Men's Wearhouse Inc. (The)                 /(1)/           5,271        115,171
Mothers Work Inc.                          /(1)/             679         18,177
Movie Gallery Inc.                         /(1)/           3,413         62,970
O'Charley's Inc.                           /(1)/           2,799         60,262
OfficeMax Inc.                             /(1)/          18,048        118,214
1-800 CONTACTS INC.                        /(1)/           1,124         27,516
1-800-FLOWERS.COM Inc.                     /(1)/           2,601         21,432
Overstock.com Inc.                         /(1)/           1,787         25,929
Pacific Sunwear of California Inc.         /(1)/           6,878        165,691
Party City Corp.                           /(1)/           1,373         14,101
Payless ShoeSource Inc.                    /(1)/           9,480        118,500
Pep Boys-Manny, Moe & Jack Inc.                            7,400         99,974
PETCO Animal Supplies Inc.                 /(1)/           5,309        115,418
Priceline.com Inc.                         /(1)/           3,547         79,417
Red Robin Gourmet Burgers                  /(1)/           1,307         24,781
Restoration Hardware Inc.                  /(1)/           1,800          8,100
Rex Stores Corp.                           /(1)/           1,402         16,978
Ryan's Family Steak Houses Inc.            /(1)/           5,992         83,888
School Specialty Inc.                      /(1)/           2,379         67,706
7-Eleven Inc.                              /(1)/           3,432         36,208
Sharper Image Corp.                        /(1)/           1,347         36,733
ShopKo Stores Inc.                         /(1)/           4,897         63,661
Smart & Final Inc.                         /(1)/           1,800          8,334
Sonic Automotive Inc.                      /(1)/           4,109         90,028
Sports Authority Inc. (The)                /(1)/           4,850         51,895
Sports Resorts International Inc.          /(1)/           3,608         17,535
Stage Stores Inc.                          /(1)/           2,655         62,393
Stamps.com Inc.                            /(1)/           4,986         23,933
Steak n Shake Company (The)                /(1)/           4,400         67,100
Stein Mart Inc.                            /(1)/           2,300         13,777

TBC Corp.                                  /(1)/           2,010         38,291
Too Inc.                                   /(1)/           4,980        100,845
Tractor Supply Co.                         /(1)/           2,130        101,708
Trans World Entertainment Corp.            /(1)/           2,100         10,752
Tuesday Morning Corp.                      /(1)/           2,180         57,334
Tweeter Home Entertainment Group Inc.      /(1)/           4,651         40,371
Ultimate Electronics Inc.                  /(1)/           1,500         19,230
United Auto Group Inc.                     /(1)/           3,018         65,732
Urban Outfitters Inc.                      /(1)/           1,834         65,841
West Marine Inc.                           /(1)/           1,845         32,306
Wet Seal Inc. Class A                      /(1)/           3,921         41,876
Whitehall Jewellers Inc.                   /(1)/           2,241         20,326
Wilsons The Leather Experts Inc.           /(1)/           2,020         14,564
Zale Corp.                                 /(1)/           4,703        188,120
-------------------------------------------------------------------------------
                                                                      6,413,531
-------------------------------------------------------------------------------

SEMICONDUCTORS--1.82%
-------------------------------------------------------------------------------
Alliance Semiconductor Corp.               /(1)/           3,000         14,520
Axcelis Technologies Inc.                  /(1)/          15,734         96,292
Brooks Automation Inc.                     /(1)/           7,314         82,941
ChipPAC Inc. Class A                       /(1)/           7,625         58,484
Cirrus Logic Inc.                          /(1)/           9,582         38,520
Cohu Inc.                                                  3,820         59,592
Conexant Systems Inc.                      /(1)/          40,327        165,341
Credence Systems Corp.                     /(1)/           9,561         80,982
Entegris Inc.                              /(1)/           7,717        103,716
Genesis Microchip Inc.                     /(1)/           4,862         65,831
GlobeSpanVirata Inc.                       /(1)/          17,845        147,221
Integrated Silicon Solution Inc.           /(1)/           4,745         32,930
IXYS Corp.                                 /(1)/           2,173         17,319
Kopin Corp.                                /(1)/          10,654         65,202
Lattice Semiconductor Corp.                /(1)/          14,730        121,228
LTX Corp.                                  /(1)/           7,510         64,736
Microtune Inc.                             /(1)/           5,010         16,032
Monolithic System Technology Inc.          /(1)/           3,124         28,303
Mykrolis Corp.                             /(1)/           6,788         68,898
OmniVision Technologies Inc.               /(1)/           3,285        102,492
ON Semiconductor Corp.                     /(1)/           3,780         10,206
ParthusCeva Inc.                           /(1)/           2,020         16,463
Pericom Semiconductor Corp.                /(1)/           3,021         28,095
Pixelworks Inc.                            /(1)/           5,197         30,870
Skyworks Solutions Inc.                    /(1)/          20,997        142,150
Transmeta Corp.                            /(1)/          10,800         17,280
TriQuint Semiconductor Inc.                /(1)/          19,772         82,252
Varian Semiconductor Equipment Associates
Inc.                                       /(1)/           4,642        138,146
Veeco Instruments Inc.                     /(1)/           4,082         69,516
Virage Logic Corp.                         /(1)/           1,190          8,616
Vitesse Semiconductor Corp.                /(1)/          31,103        153,027
White Electronic Designs Corp.             /(1)/           2,831         29,980
-------------------------------------------------------------------------------
                                                                      2,157,181
-------------------------------------------------------------------------------

SOFTWARE--4.53%
-------------------------------------------------------------------------------
Akamai Technologies Inc.                   /(1)/          15,828         75,658
Alico Inc.                                                   608         15,012
Alloy Inc.                                 /(1)/           4,965         32,024
Altiris Inc.                               /(1)/           1,471         29,494
American Management Systems Inc.           /(1)/           6,164         88,022
Ansoft Corp.                               /(1)/             659          6,999
Ariba Inc.                                 /(1)/          39,363        116,908
Ascential Software Corp.                   /(1)/           9,153        150,475

AsiaInfo Holdings Inc.                     /(1)/           4,664         38,245
@Road Inc.                                 /(1)/           4,129         45,089
Atari Inc.                                 /(1)/           1,493          6,644
Avid Technology Inc.                       /(1)/           4,373        153,361
Borland Software Corp.                     /(1)/          11,191        109,336
BroadVision Inc.                           /(1)/           4,068         23,147
Centillium Communications Inc.             /(1)/           4,969         49,243
CNET Networks Inc.                         /(1)/          18,747        116,794
Computer Horizons Corp.                    /(1)/           4,749         21,560
Computer Programs & Systems Inc.                           1,447         28,954
Concord Communications Inc.                /(1)/           2,923         40,133
CSG Systems International Inc.             /(1)/           7,734        109,281
DigitalThink Inc.                          /(1)/           3,412         10,748
Documentum Inc.                            /(1)/           7,309        143,768
EarthLink Inc.                             /(1)/          19,251        151,890
eFunds Corp.                               /(1)/           7,653         88,239
Embarcadero Technologies Inc.              /(1)/           2,027         14,189
EPIQ Systems Inc.                          /(1)/           1,824         31,318
eResearch Technology Inc.                  /(1)/           2,666         59,079
eSpeed, Inc.                               /(1)/           4,038         79,791
eUniverse Inc.                             /(1)(2)/        9,962         36,062
F5 Networks Inc.                           /(1)/           3,624         61,064
FileNET Corp.                              /(1)/           5,926        106,905
FindWhat.com                               /(1)/           1,837         35,105
Homestore.com Inc.                         /(1)/           7,600         13,452
Identix Inc.                               /(1)/          12,917         82,023
IMPAC Medical Systems Inc.                 /(1)/             963         20,107
Informatica Corp.                          /(1)/          10,435         72,106
InfoSpace Inc.                             /(1)/           4,192         56,885
Interland Inc.                             /(1)/          12,300         12,054
Inter-Tel Inc.                                             3,184         67,564
JDA Software Group Inc.                    /(1)/           4,404         49,281
Kana Software Inc.                         /(1)/           3,657         11,081
Keane Inc.                                 /(1)/           9,419        128,381
Lawson Software Inc.                       /(1)/           5,361         41,655
Legato Systems Inc.                        /(1)/          14,310        120,061
Magma Design Automation Inc.               /(1)/           3,940         67,571
ManTech International Corp. Class A        /(1)/           1,955         37,497
Manugistics Group Inc.                     /(1)/           9,708         39,900
MatrixOne Inc.                             /(1)/           8,561         49,140
Micromuse Inc.                             /(1)/          10,263         82,001
MicroStrategy Inc. Class A                 /(1)/           1,482         53,989
MRO Software Inc.                          /(1)/           2,417         20,859
NDCHealth Corp.                                            5,846        107,274
Neoforma Inc.                              /(1)/           2,175         23,751
Net2Phone Inc.                             /(1)/           4,125         17,861
Netegrity Inc.                             /(1)/           3,805         22,221
NetIQ Corp.                                /(1)/           8,322        128,658
Omnicell Inc.                              /(1)/           2,500         25,600
Openwave Systems Inc.                      /(1)/          18,300         35,685
OPNET Technologies Inc.                    /(1)/           1,956         23,844
Opsware Inc.                               /(1)/           6,983         28,072
Overture Services Inc.                     /(1)/           9,826        178,145
Parametric Technology Corp.                /(1)/          27,500         83,875
PDF Solutions Inc.                         /(1)/           1,866         21,552
Pegasystems Inc.                           /(1)/           1,064          7,842
Per-Se Technologies Inc.                   /(1)/           5,410         60,754
Pinnacle Systems Inc.                      /(1)/           9,750        104,325
Portal Software Inc.                       /(1)/          14,680         29,360
PracticeWorks Inc.                         /(1)/           3,526         68,052

ProQuest Co.                               /(1)/           3,661         94,454
Pumatech Inc.                              /(1)/           5,178         17,605
Quality Systems Inc.                       /(1)/             415         11,408
Raindance Communications Inc.              /(1)/           4,400         10,956
Register.com                               /(1)/           4,471         26,200
Renaissance Learning Inc.                  /(1)/           1,966         43,055
Roxio Inc.                                 /(1)/           3,109         20,799
SAFLINK Corp.                              /(1)/           5,316         33,703
Schawk Inc.                                                1,100         11,528
SeaChange International Inc.               /(1)/           3,499         33,380
SeeBeyond Technology Corp.                 /(1)/           5,300         12,243
SERENA Software Inc.                       /(1)/           3,529         73,686
Sohu.com Inc.                              /(1)/           2,709         92,539
SpeechWorks International Inc.             /(1)/           4,767         22,405
SPSS Inc.                                  /(1)/           2,106         35,254
Stellent Inc.                              /(1)/           2,380         12,852
SupportSoft Inc.                           /(1)/           3,764         24,428
Sybase Inc.                                /(1)/          12,904        179,495
Synplicity Inc.                            /(1)/           1,650          8,630
TIBCO Software Inc.                        /(1)/          13,068         66,516
TradeStation Group Inc.                    /(1)/           2,836         29,097
TriZetto Group Inc. (The)                  /(1)/           5,047         30,484
Ulticom Inc.                               /(1)/           1,640         15,580
ValueClick Inc.                            /(1)/           9,554         57,611
Vastera Inc.                               /(1)/           4,769         28,471
Verint Systems Inc.                        /(1)/           1,027         26,096
Vignette Corp.                             /(1)/          23,500         48,880
VitalWorks Inc.                            /(1)/           4,300         16,985
Vitria Technology Inc.                     /(1)/           7,903         44,731
webMethods Inc.                            /(1)/           7,985         64,918
Websense Inc.                              /(1)/           3,827         59,931
Wind River Systems Inc.                    /(1)/          10,414         39,677
-------------------------------------------------------------------------------
                                                                      5,360,612
-------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT--0.89%
-------------------------------------------------------------------------------
Andrew Corp.                               /(1)/          14,631        134,605
Arris Group Inc.                           /(1)/           8,298         41,158
Avanex Corp.                               /(1)/           8,757         35,028
CommScope Inc.                             /(1)/           8,225         78,138
Handspring Inc.                            /(1)/           6,760          7,639
Harmonic Inc.                              /(1)/           9,030         36,752
Ixia                                       /(1)/           2,900         18,647
KVH Industries Inc.                        /(1)/           1,536         37,985
New Focus Inc.                             /(1)/           6,720         25,133
Oplink Communications Inc.                 /(1)/           9,340         17,466
Proxim Corp. Class A                       /(1)/          12,067         17,618
RF Micro Devices Inc.                      /(1)/          25,243        151,963
Sonus Networks Inc.                        /(1)/          31,033        156,096
Stratex Networks Inc.                      /(1)/           8,060         25,792
Sycamore Networks Inc.                     /(1)/          22,952         87,906
Symmetricom Inc.                           /(1)/           4,431         19,496
Terayon Communication Systems Inc.         /(1)/           6,110         16,680
Tollgrade Communications Inc.              /(1)/           2,444         45,581
Viasat Inc.                                /(1)/           3,373         48,369
WilTel Communications Inc.                 /(1)/           3,531         52,047
-------------------------------------------------------------------------------
                                                                      1,054,099
-------------------------------------------------------------------------------

TELECOMMUNICATIONS--2.13%
-------------------------------------------------------------------------------
Adaptec Inc.                               /(1)/          15,586        121,259
Aether Systems Inc.                        /(1)/           6,432         31,517
Allen Telecom Inc.                         /(1)/           4,342         71,730
Anaren Inc.                                /(1)/           3,402         31,877
Anixter International Inc.                 /(1)/           5,148        120,618
Applied Signal Technology Inc.                             1,311         22,287
Aspect Communications Corp.                /(1)/           5,170         20,008
Audiovox Corp. Class A                     /(1)/           2,200         24,618
Boston Communications Group Inc.           /(1)/           2,374         40,667
Catapult Communications Corp.              /(1)/             640          6,797
C-COR.net Corp.                            /(1)/           4,909         24,054
Charter Communications Inc. Class A        /(1)/          38,484        152,781
Commonwealth Telephone Enterprises Inc.    /(1)/           2,992        131,558
Comtech Telecommunications Corp.           /(1)/           1,271         35,893
CT Communications Inc.                                     2,443         26,262
D&E Communications Inc.                                    1,443         16,522
Ditech Communications Corp.                /(1)/           3,506         17,460
Dobson Communications Corp. Class A        /(1)/           4,451         23,457
EMS Technologies Inc.                      /(1)/           1,656         21,975
Finisar Corp.                              /(1)/          13,200         20,460
General Communication Inc. Class A         /(1)/           6,724         58,230
Golden Telecom Inc.                        /(1)/           1,915         42,973
Hickory Tech Corp.                                         1,400         15,680
Hungarian Telephone and Cable Corp.        /(1)/             757          6,927
Inet Technologies Inc.                     /(1)/           2,083         20,768
Infonet Services Corp. Class B             /(1)/           6,000          9,540
InterVoice-Brite Inc.                      /(1)/           4,556         22,507
Intrado Inc.                               /(1)/           3,058         48,286
Itron Inc.                                 /(1)/           3,794         81,799
Lightbridge Inc.                           /(1)/           3,893         34,103
MarketWatch.com Inc.                       /(1)/             868          7,256
MasTec Inc.                                /(1)/           3,965         22,838
Metro One Telecommunications Inc.          /(1)/           2,898         14,954
MRV Communications Inc.                    /(1)/           6,333         12,729
Newport Corp.                              /(1)/           6,291         93,107
NII Holdings Inc. Class B                  /(1)/           1,426         54,573
North Pittsburgh Systems Inc.                              2,208         33,275
Plantronics Inc.                           /(1)/           6,420        139,121
Powerwave Technologies Inc.                /(1)/           9,925         62,230
Price Communications Corp.                 /(1)/           7,032         90,783
Primus Telecommunications Group Inc.       /(1)/           7,916         40,688
PTEK Holdings Inc.                         /(1)/           6,154         29,847
RCN Corp.                                  /(1)/           6,120         12,118
SpectraLink Corp.                          /(1)/           2,500         24,700
Standard Microsystems Corp.                /(1)/           2,254         34,193
TALX Corp.                                                 2,567         57,989
Tekelec                                    /(1)/           7,437         84,038
Time Warner Telecom Inc. Class A           /(1)/           7,337         46,737
Triton PCS Holdings Inc. Class A           /(1)/           3,223         16,276
United Online Inc.                         /(1)/           4,418        111,952
Warwick Valley Telephone Co.                                 268         21,987
WebEx Communications Inc.                  /(1)/           4,108         57,307
Westell Technologies Inc. Class A          /(1)/           6,933         59,970
Western Wireless Corp. Class A             /(1)/           8,070         93,047
-------------------------------------------------------------------------------
                                                                      2,524,328
-------------------------------------------------------------------------------

TELEPHONE--0.28%
-------------------------------------------------------------------------------
Cincinnati Bell Inc.                       /(1)/          29,413        197,067
Focal Communications Corp.
Warrants (Expires 12/14/07)                /(1)(2)/           14             --
Shenandoah Telecommunications Co.                            400         19,184
SureWest Communications                                    2,076         62,799
TALK America Holdings Inc.                 /(1)/           4,356         47,524
-------------------------------------------------------------------------------
                                                                        326,574
-------------------------------------------------------------------------------

TEXTILES--0.51%
-------------------------------------------------------------------------------
Angelica Corp.                                             1,962         33,256
G&K Services Inc. Class A                                  2,847         84,271
Guess ? Inc.                               /(1)/           1,500          9,000
Interface Inc. Class A                                     4,300         19,952
Kellwood Co.                                               3,888        122,977
Maxwell Shoe Co. Inc. Class A              /(1)/           2,061         29,678
Nautica Enterprises Inc.                   /(1)/           3,449         44,251
Perry Ellis International Inc.             /(1)/             463          9,038
Shoe Carnival Inc.                         /(1)/           1,465         21,623
Steven Madden Ltd.                         /(1)/           1,550         33,852
UniFirst Corp.                                             1,644         36,004
Vans Inc.                                  /(1)/           3,135         28,152
Wolverine World Wide Inc.                                  6,753        130,063
-------------------------------------------------------------------------------
                                                                        602,117
-------------------------------------------------------------------------------

TOBACCO--0.19%
-------------------------------------------------------------------------------
Universal Corp.                                            3,429        145,047
Vector Group Ltd.                                          4,253         74,428
-------------------------------------------------------------------------------
                                                                        219,475
-------------------------------------------------------------------------------

TOYS / GAMES / HOBBIES--0.21%
-------------------------------------------------------------------------------
Action Performance Companies Inc.                          2,529         48,051
Boyds Collection Ltd. (The)                /(1)/           2,780         13,094
Department 56 Inc.                         /(1)/           2,049         31,411
Jakks Pacific Inc.                         /(1)/           3,727         49,532
Multimedia Games Inc.                      /(1)/           1,474         37,587
RC2 Corp.                                  /(1)/           1,823         31,009
Topps Co. (The)                            /(1)/           3,900         33,501
-------------------------------------------------------------------------------
                                                                        244,185
-------------------------------------------------------------------------------

TRANSPORTATION--1.50%
-------------------------------------------------------------------------------
Airborne Inc.                                              7,492        156,583
Alexander & Baldwin Inc.                                   5,763        152,892
Arctic Cat Inc.                                            2,000         38,320
Arkansas Best Corp.                                        3,033         72,155
Covenant Transport Inc. Class A            /(1)/             700         11,900
Dollar Thrifty Automotive Group Inc.       /(1)/           3,276         60,770
EGL Inc.                                   /(1)/           5,337         81,122
Florida East Coast Industries Inc.                         3,193         81,581
Forward Air Corp.                          /(1)/           1,938         49,167
Genesee & Wyoming Inc. Class A             /(1)/           1,894         38,960
GulfMark Offshore Inc.                     /(1)/           1,900         32,072
Heartland Express Inc.                     /(1)/           4,262         94,830
Kansas City Southern Industries Inc.       /(1)/           8,904        107,115
Kirby Corp.                                /(1)/           2,983         84,121
Landstar System Inc.                       /(1)/           2,103        132,174
Maritrans Inc.                                               965         14,137
Offshore Logistics Inc.                    /(1)/           2,753         59,878
Old Dominion Freight Line Inc.             /(1)/           1,329         28,733
Overseas Shipholding Group Inc.                            3,282         72,237
P.A.M. Transportation Services Inc.        /(1)/             444         11,153
Pacer International Inc.                   /(1)/           2,887         54,449
RailAmerica Inc.                           /(1)/           5,860         49,517
Roadway Corp.                                              1,680         47,930
SCS Transportation Inc.                    /(1)/           2,414         30,489
Seabulk International Inc.                 /(1)/             814          7,220
USF Corp.                                                  4,072        109,822
Yellow Corp.                               /(1)/           4,248         98,341
-------------------------------------------------------------------------------
                                                                      1,777,668
-------------------------------------------------------------------------------

TRUCKING & LEASING--0.10%
-------------------------------------------------------------------------------
GATX Corp.                                                 6,155        100,634
Interpool Inc.                                               900         14,778
-------------------------------------------------------------------------------
                                                                        115,412
-------------------------------------------------------------------------------

WATER--0.19%
-------------------------------------------------------------------------------
American States Water Co.                                  2,070         56,511
California Water Service Group                             2,374         66,757
Connecticut Water Service Inc.                               950         24,273
Middlesex Water Co.                                          974         23,999
SJW Corp.                                                    310         26,428
Southwest Water Co.                                        1,601         22,366
-------------------------------------------------------------------------------
                                                                        220,334
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $109,746,937)                                                109,634,553
-------------------------------------------------------------------------------
Security                                               Shares        Value
-------------------------------------------------------------------------------

EXCHANGE-TRADED FUNDS--4.02%

-------------------------------------------------------------------------------
iShares Russell 2000 Index Fund            /(3)/          53,510      4,757,039
-------------------------------------------------------------------------------
                                                                      4,757,039
-------------------------------------------------------------------------------

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,800,461)                                                    4,757,039
-------------------------------------------------------------------------------

Security                                              Shares or
                                                      Principal      Value
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS--16.98%
-------------------------------------------------------------------------------
Barclays Global Investors Funds
Institutional Money Market Fund,
Institutional Shares                       /(4)/      12,504,950     12,504,950
Barclays Global Investors
Funds Prime Money Market
Fund, Institutional Shares                 /(4)/       2,772,535      2,772,535
BlackRock Temp Cash Money Market Fund      /(4)/         139,817        139,817
Short Term Investment Co. - Liquid
Assets Money Market Portfolio              /(4)/         727,013        727,013
Short Term Investment Co. - Prime
Money Market Portfolio,
Institutional  Shares                      /(4)/         308,059        308,059
Abbey National Treasury Services PLC,
 Time Deposit 1.38%, 07/01/03              /(4)/         184,836        184,836

Beta Finance Inc., Floating Rate Note
 1.06%, 05/20/04                           /(4)/         154,007        154,007
 1.17%, 08/15/03                           /(4)/         231,058        231,058
Canadian Imperial Bank of Commerce,
Floating Rate Note
 1.07%, 10/30/03                           /(4)/         123,224        123,224
CC USA Inc., Floating Rate Note
 1.10%, 04/19/04                           /(4)/         135,539        135,539
 1.31%, 05/24/04                           /(4)/         308,029        308,029
Dorada Finance Inc., Floating Rate
Note
 1.06%, 05/20/04                           /(4)/         308,013        308,013
Five Finance Inc., Floating Rate Note
 1.15%, 04/15/04                           /(4)/         154,030        154,030
HBOS Treasury Services PLC, Floating
Rate Note
 1.27%, 06/24/04                           /(4)/         308,059        308,059
Holmes Financing PLC, Floating Rate
Bond
 1.14%, 04/15/04                           /(4)/          61,612         61,612
K2 USA LLC, Floating Rate Note
 1.15%, 05/17/04                           /(4)/         154,022        154,022
 1.22%, 04/13/04                           /(4)/         154,022        154,022
Links Finance LLC, Floating Rate Note
 0.98%, 06/28/04                           /(4)/         153,999        153,999
 1.08%, 03/29/04                           /(4)/         154,030        154,030
 1.29%, 05/04/04                           /(4)/         154,022        154,022
Sigma Finance Inc., Floating Rate
Note
 1.13%, 10/15/03                           /(4)/         308,044        308,044
U.S. Treasury Bill
 0.85%, 09/25/03                           /(5)(6)/      250,000        249,488
White Pine Finance LLC, Floating Rate Note
 1.07%, 04/20/04                           /(4)/         154,030        154,030
 1.14%, 05/17/04                           /(4)/         184,836        184,836
-------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $20,087,303)                                                  20,087,274
-------------------------------------------------------------------------------
Security                                              Principal      Value
-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.18%
-------------------------------------------------------------------------------
Bank of America NA Repurchase
 Agreement, dated 06/30/03,
 due 07/01/03, with an effective
 yield of 1.30%.                           /(4)/         154,030        154,030
Merrill Lynch Government Securities
 Inc. Repurchase Agreement, dated
 06/30/03, due 07/01/03, with an
 effective yield of 1.38%.                 /(4)/          61,612         61,612
-------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $215,642)                                                        215,642
-------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 113.86%
(Cost $133,850,343)                                                 134,694,508
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (13.86%)                          (16,396,754)
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                            $  118,297,754
==============================================================================

/(1)/  Non-income earning securities.
/(2)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(3)/  Non-controlled affiliated issuer. See Note 2.
/(4)/ All or a portion of this security represents investments of securities lending collateral.
/(5)/  Yield to Maturity.
/(6)/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See
       Note 1.

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
ASSETS

Investments in securities, at value (including
securities on loan (1)) (Note 1):
   Unaffiliated issuers (Cost: $130,049,882)                     $  129,937,469
   Non-controlled affiliated issuers
   (Cost: $3,800,461)                                                 4,757,039
Receivables:
   Investment securities sold                                        18,738,603
   Dividends and interest                                               129,667
   Due from broker - variation margin                                     6,976
                                                                 --------------
Total Assets                                                        153,569,754
                                                                 --------------
LIABILITIES
Payables:
   Investment securities purchased                                   18,866,230
   Collateral for securities loaned (Note 4)                         16,323,406
   Due to bank                                                           62,775
   Advisory fees (Note 2)                                                14,584
   Administration fees (Note 2)                                           5,005
                                                                 --------------
Total Liabilities                                                    35,272,000
                                                                 --------------
NET ASSETS                                                       $  118,297,754
                                                                 ==============
--------------------------------------------------------------------------------

//(1)//  Securities on loan with market value of $15,695,381. See Note 4.

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends (Net of foreign withholding tax
   of $316)                                                      $      641,105
   Interest                                                              25,262
   Securities lending income                                             16,477
                                                                 --------------
Total investment income                                                 682,844
                                                                 --------------
EXPENSES (Note 2)
   Advisory fees                                                         35,954
   Administration fees                                                    8,989
                                                                 --------------
Total expenses                                                           44,943
                                                                 --------------
Net investment income                                                   637,901
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain on sale of investments                             473,343
   Net realized gain on futures contracts                               435,434
   Net change in unrealized appreciation
   (depreciation) of investments                                     15,120,521
   Net change in unrealized appreciation
   (depreciation) of futures contracts                                    3,302
                                                                 --------------
Net gain on investments                                              16,032,600
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 16,670,501
                                                                 ==============
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Russell 2000 Index Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                   For the Six
                                                     Months        For the Year
                                                    Ended June        Ended
                                                    30, 2003        December 31,
                                                   (Unaudited)         2002
                                                  -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                          $     637,901    $    991,617
   Net realized gain (loss)                             908,777      (1,063,778)
   Net change in unrealized appreciation
   (depreciation)                                    15,123,823     (16,541,836)
                                                  -------------    ------------
Net increase (decrease) in net assets
resulting from operations                            16,670,501     (16,613,997)
                                                  -------------    ------------
Interestholder transactions:
   Contributions                                     28,282,562      36,605,722
   Withdrawals                                       (4,112,934)     (8,022,226)
                                                  -------------    ------------
Net increase in net assets resulting from
interestholder transactions                          24,169,628      28,583,496
                                                  -------------    ------------
Increase in net assets                               40,840,129      11,969,499
NET ASSETS:
Beginning of period                                  77,457,625      65,488,126
                                                  -------------    ------------
End of period                                     $ 118,297,754    $ 77,457,625
                                                  =============    ============
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Russell 2000 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2003, the open futures contracts outstanding were as follows:

-----------------------------------------------------------------------------
                                             Notional         Net Unrealized
Number of      Futures       Expiration      Contract          Appreciation
Contracts       Index           Date          Value           (Depreciation)
-----------------------------------------------------------------------------
  14         Russell 2000      09/18/03   $   3,182,449    $          (43,649)
  10         Russell Mini      09/19/03         444,690                 3,710
                                                           ------------------
                                                           $          (39,939)
-----------------------------------------------------------------------------

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $250,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolio at June 30, 2003 represent collateral from securities on loan.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned $12,518 in securities lending agent fees.

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolio. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

     The Master Portfolio may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of June 30, 2003, the Master Portfolio held shares of the iShares Russell 2000 Index Fund, an investment portfolio of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP. Transactions in shares of affiliated ETFs, including dividend income and net realized capital gains (losses) during the six months ended June 30, 2003 were as follows:

------------------------------------------------------------------------------------------------------
                         Number of                                 Number of
                        Shares Held                               Shares Held                    Net
                         Beginning       Gross         Gross        End of       Dividend     Realized
Affiliated ETF           of Period     Additions    Reductions      Period       Income         Loss
------------------------------------------------------------------------------------------------------
iShares Russell 2000
 Index Fund                      --       60,767         7,257         53,510   $  15,726    $ (13,054)
------------------------------------------------------------------------------------------------------

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003, these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2003 were as follows:

Purchases at cost                $   43,238,119
Sales proceeds                       19,668,455

     At June 30, 2003, the cost of investments for federal income tax purposes was $133,850,343. Net unrealized appreciation aggregated $844,165, of which $12,843,303 represented gross unrealized appreciation on securities and $11,999,138 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2003, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturity of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

----------------------------------------------------------------------------------------
                             Six Months
                               Ended                                            Period
                              June 30,          Year Ended     Year Ended       Ended
                                2003              December      December       December
                             (Unaudited)          31, 2002      31, 2001       31, 2000 //1//
----------------------------------------------------------------------------------------
Ratio of expenses to
 average net assets  //3//          0.10%             0.10%          0.10%          0.09%
Ratio of net
 investment income to
 average net assets  //3//          1.42%             1.38%          1.45%          3.30%
Portfolio turnover
 rate                                 22%               28%            46%             0% //2//
Total return                       18.68% //4//     (20.32)%         2.30%         (4.40)% //4//
----------------------------------------------------------------------------------------

<F1>
//1//  Period from December 19, 2000 (commencement of operations) to
        December 31, 2000.
<F2>
//2//  Rounds to less than 1%.
<F3>
//3//  Annualized for periods of less than one year.
<F4>
//4//  Not annualized.

Dear E*TRADE Funds Shareholder:

I am writing to let you know that your copy of the E*TRADE Funds Semi-Annual Report for the six months ended June 30th, 2003 is now available online at etradefunds.etrade.com.

I hope you will find the report valuable and informative.

Growth In Both E*TRADE Equity and Bond Funds
During the first six months of 2003 the markets showed some welcome signs of optimism. Consumers continued to refinance homes and spend, despite joblessness and ongoing concerns about the war in Iraq. While the Federal Reserve slowed its pace in terms of cutting interest rates, rates still dropped to lows not seen in over 40 years. This spurred a rebound in equities, but investors also continued to find bonds attractive, despite the historically low interest rates. All this was good news for the E*TRADE Funds, particularly the equity funds, which after many less favorable periods, posted positive returns for the first half of the year:

           Fund Name                                   Total Return/6 Months
                                                           Ended 6/30/03*
E*TRADE Premier Money Market Fund                               0.48%
E*TRADE Bond Fund                                               2.66%
E*TRADE S&P 500 Index Fund                                     11.48%
E*TRADE Russell 2000 Index Fund                                17.20%
E*TRADE International Index Fund                                9.39%
E*TRADE Technology Index Fund                                  21.41%
* Not annualized

The E*TRADE Premier Money Market Fund's 7-day SEC yield was .83% as of June 30th, 2003.**

Signs of Renewed Vigor
As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing E*TRADE Funds shareholders with an affordable way to invest in specific asset classes and create solid diversified portfolios.

In the months ahead, we expect to continue providing the tools and services you need--and the value you expect--from E*TRADE FINANCIAL. In the meantime, thank you for your investment in E*TRADE Funds.

We value our relationship with you, and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ LIAT RORER

Liat Rorer
President, E*TRADE Funds

**The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's investment results would have been lower.

This material is intended for use with shareholders who have received a current prospectus for the E*TRADE Fund in which they are invested. For a current prospectus containing more complete information on any of the other E*TRADE Funds, visit the E*TRADE Funds main page at etradefunds.etrade.com. Please read the prospectus carefully before you invest.

An investment in the E*TRADE Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The performance data quoted represents past performance, and the return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information concerning the prior performance history of each of the Funds, please refer to the Financial Highlights table for each Fund, which is included in the Semi-Annual Report for each Fund.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------

ASSETS

Investment in International Index Master Portfolio
 ("Master Portfolio"), at market value (Note 1)                    $  8,007,465
Due from E*TRADE Asset Management, Inc. (Note 2)                          8,377
                                                                   ------------
   TOTAL ASSETS                                                       8,015,842
                                                                   ------------
LIABILITIES
Accrued administration fee (Note 2)                                         682
Distribution to shareholders                                             74,573
Due to Trustees                                                           2,161
Accrued expenses                                                         44,629
                                                                   ------------
   TOTAL LIABILITIES                                                    122,045
                                                                   ------------
TOTAL NET ASSETS                                                   $  7,893,797
                                                                   ============
NET ASSETS CONSIST OF:
Paid-in capital                                                      11,759,703
Distributions in excess of net investment income                         (6,019)
Net realized loss on investments, futures contracts
and foreign currency exchange contracts                              (1,399,234)
Net unrealized depreciation of investments, futures
contracts and foreign currency exchange contracts                    (2,460,653)
                                                                   ============
TOTAL NET ASSETS                                                   $  7,893,797
                                                                   ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)            1,178,282
                                                                   ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE     $       6.70
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
   Dividends (Net of foreign withholding tax of $20,931)           $    127,174
   Interest                                                               2,002
   Expenses (Note 2)                                                     (8,664)
                                                                   ------------
      NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO             120,512
                                                                   ------------
EXPENSES (NOTE 2):
   Advisory fee                                                             689
   Administration fee                                                     3,445
   Shareholder servicing fees                                             8,614
   Transfer agency fees                                                  10,898
   Audit and tax services                                                 6,363
   Custodian fee                                                         22,617
   Registration fees                                                      5,070
   Other expenses                                                        10,503
                                                                   ------------
   TOTAL FUND EXPENSES BEFORE WAIVER                                     68,199
Waived fees and reimbursed expenses (Note 2)                            (54,467)
                                                                   ------------
   NET EXPENSES                                                          13,732
                                                                   ------------
NET INVESTMENT INCOME                                                   106,780
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURES
   CONTRACTS AND FOREIGN CURRENCY ALLOCATED FROM MASTER
   PORTFOLIO
Net realized gain/(loss) on:
   Sale of investments                                                 (160,903)
   Futures contracts and foreign currency transactions                    7,252
Change in unrealized appreciation of:
   Investments                                                          731,653
   Futures contracts and translation of assets and liabilities in
    foreign currencies                                                    1,187
                                                                   ------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FUTURE
       CONTRACTS AND FOREIGN CURRENCY EXCHANGE CONTRACTS
       ALLOCATED FROM MASTER PORTFOLIO                                  579,189

                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $    685,969
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             For the Six
                                                Months
                                            Ended June 30,       For the Year
                                                 2003               Ended
                                             (Unaudited)      December 31, 2002
                                          -----------------   -----------------
NET INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                     $         106,780   $         113,317
Net realized loss on sale of
 investments                                       (153,651)           (633,435)
Net change in unrealized appreciation/
 (depreciation) of investments,futures
 contracts and foreign currency
 exchange contracts                                 732,840            (849,251)
                                          -----------------   -----------------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                          685,969          (1,369,369)
                                          -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment
 income                                            (102,729)           (121,959)
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                  1,261,213           2,629,883
Value of shares issued in reinvestment
 of dividends and distributions                      26,456             115,551
Cost of shares redeemed                            (663,066)         (1,653,086)
                                          -----------------   -----------------
NET INCREASE IN NET ASSETS FROM
 TRANSACTIONS IN SHARES OF COMMON STOCK             624,603           1,092,348
                                          -----------------   -----------------
REDEMPTION FEES                                       1,380               2,371
                                          -----------------   -----------------
NET INCREASE/(DECREASE) IN NET ASSETS             1,209,223            (396,609)
NET ASSETS:
Beginning of period                               6,684,574           7,081,183
                                          -----------------   -----------------
END OF PERIOD                             $       7,893,797   $       6,684,574
                                          =================   =================
SHARE TRANSACTIONS:
Number of shares sold                               202,389             369,483
Number of shares reinvested                           4,625              17,276
Number of shares redeemed                          (105,283)           (243,224)
                                          -----------------   -----------------
NET INCREASE IN SHARES OUTSTANDING                  101,731             143,535
                                          =================   =================

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------
                                                                                                               Period
                                                                                                                from
                                                                                                             October 22,
                                                                                                                1999
                                            Six                                                               (commence
                                           Months                                                             -ment of
                                           Ended                                                             operations)
                                          June 30,        Year Ended       Year Ended       Year Ended        through
                                            2003           December         December         December         December
FOR A SHARE OUTSTANDING FOR THE PERIOD   (Unaudited)       31, 2002         31, 2001         31, 2002         31, 1999
                                            /(1)/           /(1)/            /(1)/            /(1)/            /(1)/
                                         -----------      ----------       ----------       ----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD     $      6.21      $     7.59       $     9.83       $    11.67       $     10.00

INCOME (LOSS) FROM INVESTMENT
 OPERATIONS:
   Net investment income                        0.09            0.10             0.09             0.12              0.00/(2)/
   Net realized and unrealized gain
    (loss) on investments                       0.49           (1.37)           (2.23)           (1.86)             1.67
                                         -----------      ----------       ----------       ----------       -----------
   TOTAL INCOME (LOSS) FROM INVESTMENT
    OPERATIONS                                  0.58           (1.27)           (2.14)           (1.74)             1.67
                                         -----------      ----------       ----------       ----------       ----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment
    income                                     (0.09)          (0.11)           (0.11)           (0.11)            (0.00)/(2)/
   Distributions in excess of net
    investment income
                                                  --              --             0.01               --                --
                                         -----------      ----------       ----------       ----------       -----------

   TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS /(2)/                         (0.09)          (0.11)           (0.10)           (0.11)            (0.00)/(2)/
                                         -----------      ----------       ----------       ----------       -----------

REDEMPTION FEES ADDED TO
 PAID-IN CAPITAL                                0.00/(2)/       0.00/(2)/        0.00/(2)/        0.01             (0.00)/(2)/
                                         -----------      ----------       ----------       ----------       -----------
NET ASSET VALUE, END OF PERIOD           $      6.70      $     6.21       $     7.59       $     9.83          $  11.67
                                         ==========       ==========       ==========       ==========       ===========

TOTAL RETURN                                    9.39%/(6)/    (16.77)%         (21.70)%         (14.92)%           16.74%/(3)/
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s
    omitted)                             $     7,894      $    6,685       $    7,081       $    8,164       $     5,899
   Ratio of expenses to average net
    assets/(7)/                                 0.65%/(4)/      0.65%            0.58%            0.55%/(5)/        0.55%/(4)//(5)/
   Ratio of net investment income to
    average net assets/(8)/                     3.10%/(4)/      1.59%            1.15%            1.15%             0.24%/(4)/
   Portfolio turnover rate of Master
    Portfolio                                   4.33%          19.92%            6.79%           45.00%            39.00%/(3)/

------------

<F1>
/(1)/ Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the International Index Master Portfolio.
<F2>
/(2)/  Rounds to less than $0.01.
<F3>
/(3)/ For the period October 22, 1999 (commencement of operations) through December 31, 1999 and is not indicative of a full year's operating results.
<F4>
 /(4)/ Annualized.

<F5>
/(5)/ The Investment Advisor voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period October 22, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.55% for the period from October 22, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
<F6>
/(6)/  Not annualized.
<F7>
/(7)/ The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 2.23%, 2.59% and 1.64%, respectively.
<F8>
/(8)/ The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 1.52%, (0.35)% and 0.09%, respectively.

   The accompanying notes are an integral part of these financial statements.

E*TRADE INTERNATIONAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE International Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2003 the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE International Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index ("EAFE Free Index").* The Fund seeks to achieve its objective by investing in the International Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, seeks to match the total return performance of foreign stock markets by investing in a representative sample of common stocks that comprise the EAFE Free Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

* "Morgan Stanley Capital International Europe, Australasia, Far East Free Index
(TM)", "EAFE Free Index (TM)", and "EAFE (TM)" are trademarks of Morgan Stanley Capital International Inc. ("MSCI"). MSCI does not sponsor the Fund or the International Index Master Portfolio ("Master Portfolio"), nor is it affiliated in any way with the E*TRADE Group, Inc. The Fund is not sponsored, endorsed, sold, or promoted by the EAFE Free Index or MSCI, and neither the EAFE Free Index nor MSCI makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund. The EAFE Free Index is the exclusive property of MSCI, and Morgan Stanley Capital International is a service mark of MSCI.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2003, the value of the Fund's investment in the Master Portfolio was 7.17% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued based on the Fund's proportionate ownership interest in the Master Portfolio's aggregate net assets. The Master Portfolio's investments are valued on each day the New York Stock exchange is open for business, typically by using available market quotations or at fair value determined in accordance with a policy adopted by the MIP's board of trustees. Securities of the Master Portfolio for which the primary market is a national securities or commodities exchange are valued at last sale prices. Securities of a Master Portfolio for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price on the valuation day. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt instruments with maturities of 60 days or less are carried at amortized cost, which approximates value. Any other securities or assets generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value, then the fair value of those securities is determined by the Master Portfolio's investment adviser in accordance with guidelines approved by the MIP's board of trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder dividends or distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax character of dividends or distributions paid in 2002 and 2001 was ordinary income.

At December 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

Undistributed/(Overdistributed) Ordinary Income                   $       2,455
Unrealized Appreciation/(Depreciation)                               (3,561,109)
Capital and Other Losses                                               (890,492)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2003.

As of December 31, 2002, for federal income tax purposes, the Fund had capital loss carryforwards of $156,021, $56,945 and $665,614 expiring in 2008, 2009 and 2010, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2002, the Fund has elected to defer $11,912 of capital losses attributable to post-October losses.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master fund and 0.08% on that portion of the Fund's assets not invested in the Master Portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA receives a monthly advisory fee from the Master Portfolio (and indirectly the Fund as a shareholder of the Master Portfolio) at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter of the Master Portfolio's average daily net assets. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, administration, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter, and a wholly owned subsidiary of E*TRADE Group, for shareholder services provided by E*TRADE Securities to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2004. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2004. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $238,837 was eligible for reimbursement as of June 30, 2003.

The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.10% of the first $1 billion, and 0.07% thereafter, of its average daily net assets paid to Barclays Global Investors, N.A., the Master Portfolio's administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund.

3.  SUBSEQUENT EVENTS

At a meeting of the Board on August 19, 2003, the Board determined that it was in the best interest of the Fund and its shareholders to restructure the Fund from a feeder fund investing all of its assets in the Master Portfolio to a stand-alone fund advised by ETAM and sub-advised by World Asset Management ("WAM"). Under the proposed management structure, the Fund will seek to meet its investment objective through direct investment in individual securities (with the assistance of ETAM, as the Fund's adviser, and WAM, as the Fund's sub-adviser) rather than by investing all of its assets in the Master Portfolio. As a result, at a shareholder meeting expected to be held in October, 2003, shareholders in the Fund will be asked to approve a new investment advisory agreement between the Trust and ETAM and a new investment sub-advisory agreement among the Trust on behalf of the Fund, ETAM and WAM.

The advisory fee under the current advisory agreements, at both the Master Portfolio level and feeder fund level, is 0.17% of the Fund's average daily net assets, with 0.15% of the Fund's average daily net assets paid indirectly by the Fund as a shareholder in the Master Portfolio, and 0.02% of the Fund's average daily net assets paid directly by the Fund to ETAM at the feeder fund level. The current administrative fees for the Fund, at both the Master Portfolio level and feeder fund levels, are 0.20% of the Fund's average daily net assets, with 0.10% of the Fund's average daily net assets paid indirectly by the Fund as a shareholder in the Master Portfolio and 0.10% of the Fund's average daily net assets paid directly by the Fund to ETAM. This fee structure was designed with the Fund as a passively managed feeder fund. Upon the proposed withdrawal of the Fund's investment as a feeder fund in the Master Portfolio and the approval by the Fund's shareholders of the new investment advisory agreement between the Trust and ETAM and a new sub-advisory agreement among the Trust, ETAM and WAM, the entire investment advisory fee of 0.25% of the Fund's average daily net assets would be paid to ETAM and ETAM would pay the sub-advisory fee of 0.15% of the Fund's average daily net assets to WAM. In addition, because of the increased administrative responsibility and services assumed by ETAM as a result of the stand-alone structure and so that the administrative fees for each of the funds would be uniform, the Board also approved an increase in the administrative services fee paid by the Fund to ETAM from its current level of 0.10% to 0.15% of the Fund's average daily net assets. This fee increase would be consistent with the administrative fees paid to ETAM by other similarly structured series of the Trust and would actually result in a decrease in the total administrative fee paid by the Fund from 0.20% to 0.15% of the Fund's average daily net assets because the Fund will no longer pay administrative fees at the Master Portfolio level. Additionally, the total operating expenses of the Fund would not increase because ETAM also has agreed to continue to waive or limit its fees and assume other expenses through at least August 31, 2004 so that the total operating expenses of the Fund would be limited to 0.65% of the Fund's average daily net assets.

In addition, at the meeting on August 19, 2003, the Board approved the Bank of New York to replace IBT as sub-administrator, fund accounting services agent and custodian for the Fund.

INTERNATIONAL INDEX MASTER PORTFOLIO
Schedule of Investments
June 30, 2003 (Unaudited)

Security                                                 Shares          Value
-------------------------------------------------------------------------------

COMMON STOCKS--97.36%
AUSTRALIA--4.83%
-------------------------------------------------------------------------------
Alumina Ltd.                                              23,078         62,992
Amcor Ltd.                                                16,544         90,093
AMP Ltd.                                                  26,150         87,161
Australia and New Zealand Banking Group Ltd.              27,874        347,890
Australian Gas & Light Co. Ltd.                            8,818         64,756
BHP Steel                                                 18,682         46,608
Boral Ltd.                                                14,687         49,840
Brambles Industries Ltd.                                  20,573         63,054
Broken Hill Proprietary Co. Ltd.                          70,330        407,521
Coca-Cola Amatil Ltd.                                      9,429         36,108
Cochlear Ltd.                                              1,365         29,569
Coles Myer Ltd.                                           22,151        103,989
Commonwealth Bank of Australia                            23,080        457,393
Commonwealth Property Office Fund                         76,841         61,840
CSL Ltd.                                                   4,107         32,915
CSR Ltd.                                                  28,582         37,187
Foster's Group Ltd.                                       40,049        113,076
Gandel Retail Trust                                       63,673         56,794
General Property Trust                                    39,894         78,124
Insurance Australia Group Ltd.                            34,206         77,997
James Hardie Industries NV                                 9,568         45,174
John Fairfax Holdings Ltd.                                22,819         44,074
Lend Lease Corp. Ltd.                                      7,461         41,781
Macquarie Bank Ltd.                                        4,319         83,420
Macquarie Infrastructure Group                            35,504         85,481
Mayne Nickless Ltd.                                       17,615         32,369
Mirvac Group                                              22,744         67,725
National Australia Bank Ltd.                              28,172        632,934
Newcrest Mining Ltd.                                       7,097         36,411
News Corp. Ltd.                                           27,159        203,999
Orica Ltd.                                                 6,721         48,816
Origin Energy Ltd.                                        16,929         45,981
Patrick Corp. Ltd.                                         4,614         38,834
QBE Insurance Group Ltd.                                  11,480         71,755
Rinker Group Ltd.                                         19,958         70,137
Rio Tinto Ltd.                                             5,897        115,520
Santos Ltd.                                               16,612         65,731
Southcorp Ltd.                                            15,121         28,597
Stockland Trust Group                                     23,384         78,569
Suncorp-Metway Ltd.                                       10,142         78,900
TABCORP Holdings Ltd.                                      9,579         69,188
Telstra Corp. Ltd.                                        41,030        121,074

Transurban Group                                          10,502         33,596
Wesfarmers Ltd.                                            7,147        121,266
Westfield Holdings Ltd.                                    8,786         86,028
Westfield Trust                                           40,869         94,560
Westpac Banking Corp. Ltd.                                31,494        343,224
WMC Resources Ltd.                             /(1)/      23,719         55,834
Woodside Petroleum Ltd.                                   10,323         85,708
Woolworths Ltd.                                           19,082        160,223
-------------------------------------------------------------------------------
                                                                      5,391,816
-------------------------------------------------------------------------------

AUSTRIA--0.17%
-------------------------------------------------------------------------------
Erste Bank der Oesterreichischen Sparkassen AG               627         55,405
Immofinanz Immobillien Anlagen AG              /(1)/       5,100         36,721
OMV AG                                                       406         48,777
Telekom Austria AG                             /(1)/       4,492         50,965
-------------------------------------------------------------------------------
                                                                        191,868
-------------------------------------------------------------------------------

BELGIUM--1.00%
-------------------------------------------------------------------------------
AGFA Gevaert NV                                            2,333         49,537
Colruyt NV                                                   536         37,054
Delhaize-Le Lion SA                                        1,824         55,507
Dexia Group                                               11,712        148,079
Electrabel SA                                                564        143,718
Fortis Group                                              19,367        336,270
Groupe Bruxelles Lambert SA                                1,413         63,931
Interbrew SA                                               3,070         68,217
KBC Bankverzekerings Holding NV                            1,801         70,711
Solvay SA                                                  1,222         84,197
UCB SA                                                     2,010         55,073
-------------------------------------------------------------------------------
                                                                      1,112,294
-------------------------------------------------------------------------------

DENMARK--0.73%
-------------------------------------------------------------------------------
AP Moller - Maersk A/S                                        24        129,828
Danisco A/S                                                1,188         46,546
Danske Bank A/S                                            9,894        192,678
Group 4 Falck A/S                                          1,800         29,907
H. Lundbeck A/S                                            1,494         30,249
ISS A/S                                                    1,038         37,059
Novo Nordisk A/S Class B                                   4,895        171,360
Novozymes A/S Class B                                      1,723         47,934
TDC A/S                                                    2,439         72,943
Topdanmark A/S                                 /(1)/         765         27,963
Vestas Wind Systems A/S                                    2,382         27,244
-------------------------------------------------------------------------------
                                                                        813,711
-------------------------------------------------------------------------------

FINLAND--1.85%
-------------------------------------------------------------------------------
Fortum OYJ                                                 8,554         68,564
Instrumentarium Corp.                                      1,071         40,709
Kone Corp. Class B                                         1,058         44,346
Metso Corp.                                                2,294         20,416
Nokia OYJ                                                 90,385      1,488,401
Outokumpu OYJ                                              3,091         27,154
Sampo OYJ Class A                                          5,653         41,482
Stora Enso OYJ Class R                                    12,206        136,383
TietoEnator OYJ                                            2,065         34,764

UPM-Kymmene OYJ                                            9,571        139,694
Uponor OYJ                                                 1,139         26,421
-------------------------------------------------------------------------------
                                                                      2,068,334
-------------------------------------------------------------------------------

FRANCE--9.47%
-------------------------------------------------------------------------------
Accor SA                                                   3,834        138,687
Alcatel SA Class A                             /(1)/      23,175        208,912
Alstom                                         /(1)/       5,971         20,570
Autoroutes du Sud de la France SA                          1,586         46,352
Aventis SA                                                12,725        700,097
AXA AG                                                    25,939        402,423
BIC SA                                                       943         36,710
BNP Paribas SA                                            14,866        755,408
Bouygues SA                                                3,823        105,539
Business Objects SA                            /(1)/       1,362         30,374
Cap Gemini SA                                  /(1)/       1,982         70,375
Carrefour SA                                              10,822        530,403
CNP Assurances                                               649         27,426
Compagnie de Saint-Gobain SA                               5,697        224,200
Compagnie Generale des Etablissements
Michelin Class B                                           2,665        104,052
Credit Agricole SA                                         5,897        112,074
Dassault Systemes SA                                         842         27,654
Essilor International SA                                   2,004         80,729
Etablissements Economiques du Casino
Guichard-Perrachon SA                                        725         56,614
European Aeronautic Defence and Space Co.                  5,182         63,554
France Telecom SA                              /(1)/      14,420        353,705
Gecina SA                                                    487         56,484
Groupe Danone                                              2,274        314,667
Groupe Wanadoo SA                              /(1)/       7,041         47,139
Hermes International                                         150         21,135
Imerys SA                                                    145         21,114
Lafarge SA                                                 3,093        181,154
Lagardere S.C.A.                                           2,464        107,098
L'Air Liquide SA                                           1,882        279,010
L'Oreal SA                                                 6,415        452,313
LVMH Moet Hennessy Louis Vuitton SA                        4,128        204,737
Pechiney SA Class A                                        1,422         51,046
Pernod-Ricard SA                                           1,071         95,562
Pinault-Printemps-Redoute SA                               1,294         97,479
PSA Peugeot Citroen                                        3,538        171,859
Publicis Groupe                                            1,884         50,561
Renault SA                                                 2,900        153,323
Sagem SA                                                     392         31,511
Sanofi-Synthelabo SA                                       6,824        399,653
Schneider Electric SA                                      3,857        181,331
Societe Generale Class A                                   5,977        378,876
Societe Television Francaise 1                             2,389         73,523
Sodexho Alliance SA                                        1,860         50,194
STMicroelectronics NV                                     10,754        225,499
Suez SA                                                   14,819        235,861
Technip-Coflexip SA                                          455         39,814
Thales/Ex Thomson CSF                                      1,535         45,566
Thomson SA                                                 3,548         54,718
Total SA                                                  12,228      1,847,930
Union du Credit Bail Immobilier                              914         67,699

Valeo SA                                                   1,606         55,696
Veolia Environment                                         4,419         90,835
Vinci SA                                                   1,339         90,336
Vivendi Universal SA                           /(1)/      16,747        304,818
-------------------------------------------------------------------------------
                                                                     10,574,399
-------------------------------------------------------------------------------

GERMANY--6.06%
-------------------------------------------------------------------------------
Adidas-Salomon AG                                            888         75,940
Allianz AG                                                 4,989        414,674
Altana AG                                                  1,432         90,345
BASF AG                                                   10,287        439,446
Bayer AG                                                  12,452        288,559
Bayerische Hypo-Und Vereinsbank AG             /(1)/       6,571        108,584
Beiersdorf AG                                                543         72,582
Celesio AG                                                   722         28,372
Commerzbank AG                                             8,117        113,532
Continental AG                                             2,474         51,934
DaimlerChrysler AG                                        16,140        563,445
Deutsche Bank AG                                           9,675        627,509
Deutsche Boerse AG                                         1,871         99,113
Deutsche Lufthansa AG                                      4,137         48,457
Deutsche Post AG                                           7,817        114,811
Deutsche Telekom AG                            /(1)/      39,391        601,169
E.ON AG                                                   10,894        560,078
Fresenius Medical Care AG                                    705         34,893
Heidelberger Zement AG                         /(1)/         980         21,637
Infineon Technologies AG                       /(1)/       7,888         76,270
Karstadtquelle AG                                          1,325         28,362
Linde AG                                                   1,734         64,198
MAN AG                                                     2,250         38,033
Marschollek, Lautenschlaeger und Partner AG    /(1)/       1,661         24,796
Merck KGaA                                                 1,198         34,806
Metro AG                                                   2,806         90,707
Muenchener Rueckversicherungs-Gesellschaft AG              2,116        215,727
RWE AG                                                     6,675        201,519
SAP AG                                                     3,824        450,986
Schering AG                                                3,349        163,755
Siemens AG                                                14,861        729,044
ThyssenKrupp AG                                            6,499         74,930
TUI AG                                                     3,016         44,851
Volkswagen AG                                              4,262        180,158
-------------------------------------------------------------------------------
                                                                      6,773,222
-------------------------------------------------------------------------------

GREECE--0.36%
-------------------------------------------------------------------------------
Alpha Bank AE                                              4,100         71,471
Coca-Cola Hellenic Bottling Co. SA                         2,640         44,080
Commercial Bank of Greece                                  2,100         36,800
EFG Eurobank Ergasias                                      4,460         67,298
Hellenic Telecommunications Organization SA                6,060         71,678
National Bank of Greece SA                                 4,961         83,973
Public Power Corp.                                         1,654         29,820
-------------------------------------------------------------------------------
                                                                        405,120
-------------------------------------------------------------------------------

HONG KONG--1.48%
-------------------------------------------------------------------------------
Bank of East Asia Ltd.                                    30,600         60,430
BOC Hong Kong Holdings Ltd.                               56,500         56,876
Cathay Pacific Airways Ltd.                               21,000         28,276
Cheung Kong (Holdings) Ltd.                               31,000        186,442
CLP Holdings Ltd.                                         37,700        164,856
Esprit Holdings Ltd.                                      14,500         35,422
Hang Seng Bank Ltd.                                       13,700        144,938
Henderson Land Development Co. Ltd.                       13,000         37,342
Hong Kong & China Gas Co. Ltd.                            73,672         93,057
Hong Kong Exchanges & Clearing Ltd.                       24,000         34,470
Hongkong Electric Holdings Ltd.                           27,500        107,910
Hutchison Whampoa Ltd.                                    38,700        235,729
Johnson Electric Holdings Ltd.                            35,000         43,312
Li & Fung Ltd.                                            40,000         51,551
MTR Corp. Ltd.                                            32,500         37,301
New World Development Co. Ltd.                            36,000         13,965
PCCW Ltd.                                      /(1)/      41,118         25,441
Shangri-La Asia Ltd.                                      30,000         19,043
Sun Hung Kai Properties Ltd.                              25,000        126,312
Swire Pacific Ltd. Class A                                18,500         80,897
Television Broadcasts Ltd.                                 8,000         28,673
Wharf Holdings Ltd.                                       24,000         46,165
-------------------------------------------------------------------------------
                                                                      1,658,408
-------------------------------------------------------------------------------

IRELAND--0.77%
-------------------------------------------------------------------------------
Allied Irish Banks PLC                                    16,738        251,604
Bank of Ireland                                           18,631        225,716
CRH PLC                                                    9,838        154,210
DCC PLC                                                    1,955         26,267
Elan Corporation PLC                           /(1)/       6,400         33,073
Irish Life & Permanent PLC                                 5,332         57,556
Kerry Group PLC Class A                        /(1)/       4,003         61,874
Ryanair Holdings PLC                           /(1)/       6,364         45,822
-------------------------------------------------------------------------------
                                                                        856,122
-------------------------------------------------------------------------------

ITALY--3.79%
-------------------------------------------------------------------------------
Alleanza Assicurazioni SpA                                 8,727         82,979
Arnoldo Mondadori Editore SpA                              3,573         25,931
Assicurazioni Generali SpA                                17,356        402,203
Autogrill SpA                                  /(1)/       3,616         39,448
Banca Fideuram SpA                                         6,542         35,684
Banca Intesa SpA                                          66,270        211,942
Banca Monte dei Paschi di Siena SpA                       20,185         55,051
Banca Nazionale del Lavoro SpA                 /(1)/      34,342         57,578
Banca Popolare di Milano SCRL                              9,594         41,976
Banca Popolare di Verona e Novara SCRL                     6,893         94,195
Benetton Group SpA                                         1,637         16,975
Bulgari SpA                                                3,676         20,473
Capitalia SpA                                  /(1)/      23,732         41,833
Enel SpA                                                  39,130        243,997
Eni SpA                                                   48,040        726,546
Fiat SpA                                       /(1)/       4,995         36,366
Fineco SpA                                     /(1)/      32,974         17,721
Finmeccanica SpA                                         117,916         75,558
Gruppo Editoriale L'Espresso SpA                           4,516         17,892
Luxottica Group SpA                                        3,167         43,242

Mediaset SpA                                              11,539         97,658
Mediobanca SpA                                             8,480         84,623
Parmalat Finanziaria SpA                                  11,566         36,392
Pirelli SpA                                    /(1)/      23,821         24,127
Riunione Adriatica di Sicurta SpA                          5,886         89,289
Sanpaolo IMI SpA                                          19,421        180,424
Seat-Pagine Gialle SpA                         /(1)/      95,859         66,598
Snam Rete Gas SpA                                         16,243         63,792
Telecom Italia Mobile SpA                                 70,943        349,495
Telecom Italia SpA                                        37,327        204,463
Telecom Italia SpA Class A                                44,026        398,391
Tiscali SpA                                    /(1)/       3,079         15,734
Unicredito Italiano SpA                                   69,070        329,164
-------------------------------------------------------------------------------
                                                                      4,227,740
-------------------------------------------------------------------------------

JAPAN--20.02%
-------------------------------------------------------------------------------
Acom Co. Ltd.                                              1,500         54,216
Advantest Corp.                                            1,300         57,597
AEON Co. Ltd.                                              4,500        103,061
AIFUL Corp.                                                  900         38,376
Ajinomoto Co. Inc.                                        11,000        105,351
Alps Electric Co. Ltd.                                     3,000         38,426
Amada Co. Ltd.                                             5,000         16,073
Aoyama Trading Co. Ltd.                                    1,400         18,655
Asahi Breweries Ltd.                                       8,000         48,303
Asahi Glass Co. Ltd.                                      14,000         86,862
Asahi Kasei Corp.                                         24,000         68,557
Bandai Co. Ltd.                                              700         26,700
Bank of Fukuoka Ltd.                                      11,000         42,232
Bank of Yokohama Ltd.                                     18,000         58,763
Benesse Corp.                                              1,500         25,859
Bridgestone Corp.                                         12,000        162,898
Canon Inc.                                                16,000        734,208
Casio Computer Co. Ltd.                                    5,000         31,938
Central Glass Co. Ltd.                                     4,000         23,519
Central Japan Railway Co.                                     15        107,433
Chiba Bank Ltd. (The)                                     15,000         53,217
Chubu Electric Power Co. Inc.                             11,400        207,920
Chugai Pharmaceutical Co. Ltd.                             5,200         59,070
Citizen Watch Co. Ltd.                                     7,000         37,602
Credit Saison Co. Ltd.                                     2,500         40,995
CSK Corp.                                                  1,400         38,126
Dai Nippon Printing Co. Ltd.                              12,000        126,921
Daido Life Insurance Co. Ltd.                                 23         49,802
Daiichi Pharmaceutical Co. Ltd.                            5,500         71,639
Daikin Industries Ltd.                                     4,000         73,454
Dainippon Ink & Chemical Inc.                             14,000         28,332
Daito Trust Construction Co. Ltd.                          1,600         33,646
Daiwa House Industry Co. Ltd.                              9,000         61,911
Daiwa Securities Group Inc.                               22,000        126,421
Denki Kagaku Kogyo Kabushiki Kaisha                       10,000         27,733
Denso Corp.                                                8,800        139,466
Dowa Mining Co. Ltd.                                       5,000         19,196
East Japan Railway Co.                                        63        280,175
Ebara Corporation                                          7,000         24,601

Eisai Co. Ltd.                                             4,400         90,510
FamilyMart Co. Ltd.                                        1,400         25,009
Fanuc Ltd.                                                 2,200        109,015
Fast Retailing Co. Ltd.                                    1,100         33,987
Fuji Electric Co. Ltd.                                    10,000         21,903
Fuji Photo Film Co. Ltd.                                   9,000        260,088
Fujisawa Pharmaceutical Co. Ltd.                           5,000         93,691
Fujitsu Ltd.                                              32,000        131,118
Furukawa Electric Co. Ltd.                                13,000         42,440
Gunma Bank Ltd.                                            9,000         40,924
Heavy Industries Co. Ltd.                                 24,000         26,983
Hirose Electric Co. Ltd.                                     600         49,619
Hitachi Ltd.                                              53,000        224,668
Honda Motor Co. Ltd.                                      14,500        549,448
Hoya Corp.                                                 2,100        144,635
Isetan Co. Ltd.                                            3,700         24,929
Itochu Corp.                                              26,000         65,392
Ito-Yokado Co. Ltd.                                        7,000        167,604
JAFCO Co. Ltd.                                               500         28,316
Japan Airlines System Corp.                               15,000         32,730
Japan Tobacco Inc.                                            14         75,669
JFE Holdings Inc.                                          9,100        136,415
JGC Corp.                                                  4,000         26,917
Joyo Bank Ltd.                                            16,000         44,639
JSR Corp.                                                  4,000         48,603
Kajima Corp.                                              14,000         33,229
Kaneka Corp.                                               7,000         43,140
Kansai Electric Power Co. Inc.                            12,300        194,014
Kao Corp.                                                 10,000        186,134
Kawasaki Heavy Industries Ltd.                            24,000         24,585
Kawasaki Kisen Kaisha Ltd.                                12,000         28,982
Keihin Electric Express Railway Co. Ltd.                  10,000         48,886
Keio Electric Railway Co. Ltd.                            11,000         50,202
Keyence Corp.                                                650        119,092
Kinden Corp.                                               5,000         16,781
Kinki Nippon Railway Co. Ltd.                  /(1)/      27,000         70,156
Kirin Brewery Co. Ltd.                                    13,000         91,376
Komatsu Ltd.                                              20,000         76,619
Konami Company Ltd.                                        1,600         28,649
Konica Corp.                                               6,000         68,307
Kubota Corp.                                              21,000         57,014
Kuraray Co. Ltd.                                           8,000         52,501
Kurita Water Industries Ltd.                               3,100         34,311
Kyocera Corp.                                              3,000        171,643
Kyowa Hakko Kogyo Co. Ltd.                                 7,000         37,776
Kyushu Electric Power Co. Inc.                             7,700        119,853
Lawson Inc.                                                1,300         35,728
Mabuchi Motor Co. Ltd.                                       600         45,871
Makita Corp.                                               3,000         24,360
Marubeni Corp.                                            27,000         35,078
Marui Co. Ltd.                                             7,200         63,980
Matsushita Electric Industrial Co. Ltd.                   39,000        386,184
Matsushita Electric Works Ltd.                             8,000         47,370
Meiji Dairies Corp.                                        6,000         22,236
Meiji Seika Kaisha Ltd.                                    8,000         26,184

Meitec Corp.                                                 800         24,318
Millea Holdings Inc.                                          28        214,066
Minebea Co. Ltd.                                          11,000         43,606
Mitsubishi Chemical Corp.                                 33,000         67,333
Mitsubishi Corp.                                          19,000        131,809
Mitsubishi Electric Corp.                                 32,000        103,935
Mitsubishi Estate Co. Ltd.                                18,000        121,874
Mitsubishi Heavy Industries Ltd.                          55,000        142,453
Mitsubishi Materials Corp.                     /(1)/      18,000         23,086
Mitsubishi Rayon Co.                                      11,000         29,315
Mitsubishi Tokyo Financial Group Inc.                         74        334,641
Mitsui & Co. Ltd.                                         22,000        110,298
Mitsui Chemicals Inc.                                     11,000         50,843
Mitsui Engineering & Shipbuilding Co. Ltd.                17,000         21,378
Mitsui Fudosan Co. Ltd.                                   13,000         83,040
Mitsui Mining & Smelting Co. Ltd.                         11,000         32,521
Mitsui O.S.K. Lines Ltd.                                  18,000         54,716
Mitsui Sumitomo Insurance Co. Ltd.                        24,000        111,330
Mitsui Trust Holdings Inc.                     /(1)/      12,000         26,384
Mitsukoshi Ltd.                                            8,000         21,054
Mizuho Financial Group Inc.                    /(1)/         110         86,937
Murata Manufacturing Co. Ltd.                              4,400        172,959
NEC Corp.                                      /(1)/      28,000        139,913
Net One Systems Co. Ltd.                                       3         14,716
NGK Insulators Ltd.                                        6,000         33,279
NGK Spark Plug Co. Ltd.                                    4,000         28,049
Nichii Gakkan Co.                                            400         19,988
Nidec Corp.                                                  700         46,229
Nikko Cordial Corp.                                       25,000        100,354
Nikon Corp.                                    /(1)/       5,000         41,183
Nintendo Co. Ltd.                                          1,900        138,139
Nippon Express Co. Ltd.                                   15,000         58,214
Nippon Meat Packers Inc.                                   4,000         37,776
Nippon Mining Holdings Inc.                               13,000         28,149
Nippon Oil Corp.                                          26,000        112,813
Nippon Sheet Glass Co. Ltd.                               10,000         29,981
Nippon Steel Corp.                                       101,000        138,788
Nippon Telegraph & Telephone Corp.                           101        396,177
Nippon Unipac Holding                                         18         70,306
Nippon Yusen Kabushiki Kaisha                             18,000         70,156
Nissan Motor Co. Ltd.                                     46,700        446,484
Nisshin Seifun Group Inc.                                  5,000         35,519
Nissin Food Products Co. Ltd.                              2,000         41,724
Nitto Denko Corp.                                          2,400         78,551
Nomura Holdings Inc.                                      33,000        418,838
NSK Ltd.                                                  12,000         38,176
NTN Corp.                                                  9,000         33,279
NTT Data Corp.                                                24         73,954
NTT DoCoMo Inc.                                              336        727,545
Obayashi Corp.                                            13,000         39,842
OBIC Co. Ltd.                                                200         35,744
Oji Paper Co. Ltd.                                        16,000         69,956
Oki Electric Industry Co. Ltd.                 /(1)/      11,000         31,514
Olympus Optical Co. Ltd.                                   4,000         82,782
Omron Corp.                                                4,000         67,458

Oracle Corp. Japan                                           700         25,184
Oriental Land Co. Ltd.                                     1,000         43,806
ORIX Corp.                                                 1,500         82,948
Osaka Gas Co. Ltd.                                        38,000         93,991
Pioneer Corp.                                              3,100         69,706
Promise Co. Ltd.                                           1,650         61,699
Resona Holdings Inc.                           /(1)/      84,000         58,064
Ricoh Co. Ltd.                                            12,000        196,077
Rohm Co. Ltd.                                              2,000        218,030
Sankyo Co. Ltd.                                            1,100         27,437
Sankyo Co. Ltd.                                            7,700         91,958
Sanyo Electric Co. Ltd.                                   28,000         95,840
Secom Co. Ltd.                                             4,000        117,260
Sekisui Chemical Co. Ltd.                                  9,000         30,431
Sekisui House Ltd.                                        10,000         75,786
Seven-Eleven Japan Co. Ltd.                                8,000        199,209
77 Bank Ltd. (The)                                         9,000         40,849
Sharp Corp.                                               17,000        218,172
Shimachu Company Ltd.                                      1,200         18,888
Shimamura Co. Ltd.                                           400         22,086
Shimano Inc.                                               1,900         29,875
Shimizu Corp.                                             10,000         27,733
Shin-Etsu Chemical Co. Ltd.                                6,700        228,774
Shionogi & Co. Ltd.                                        6,000         81,299
Shiseido Co. Ltd.                                          7,000         68,033
Shizuoka Bank Ltd.                                        12,000         80,450
Showa Denko K.K.                               /(1)/      20,000         34,812
Showa Shell Sekiyu K.K.                                    4,000         28,715
Skylark Co.                                                1,900         22,548
SMC Corp.                                                  1,000         84,197
Softbank Corp.                                             3,700         70,102
Sompo Japan Insurance Inc.                                14,000         76,369
Sony Corp.                                                16,500        464,460
Stanley Electric Co. Ltd.                                  3,000         42,748
Sumitomo Chemical Co. Ltd.                                21,000         65,934
Sumitomo Corp.                                            14,000         64,593
Sumitomo Electric Industries Ltd.                         11,000         80,341
Sumitomo Metal Industries Ltd.                            72,000         49,769
Sumitomo Metal Mining Co. Ltd.                            11,000         42,140
Sumitomo Mitsui Financial Group Inc.                          69        150,556
Sumitomo Realty & Development Co. Ltd.                     6,000         26,683
Sumitomo Trust & Banking Co. Ltd. (The)                   18,000         62,211
Suruga Bank Ltd. (The)                                     4,000         23,019
Suzuken Co. Ltd.                                             800         18,988
Taiheiyo Cement Corp.                                     15,000         25,734
Taisei Corp.                                              18,000         35,378
Taisho Pharmaceutical Co. Ltd.                             4,000         57,764
Taiyo Yuden Co. Ltd.                                       3,000         29,232
Takara Holdings Inc.                                       4,000         21,587
Takashimaya Co. Ltd.                                       6,000         29,831
Takeda Chemical Industries Ltd.                           15,900        586,608
Takefuji Corp.                                             1,290         66,931
TDK Corp.                                                  2,100        103,710
Teijin Ltd.                                               18,000         44,972
Terumo Corp.                                               3,600         59,813

THK Co. Ltd.                                               2,200         29,608
TIS Inc.                                                   1,100         21,070
Tobu Railway Co. Ltd.                                     18,000         51,118
Toho Co. Ltd.                                              4,100         35,989
Tohoku Electric Power Co. Inc.                             8,200        121,284
Tokyo Broadcasting System                                  1,000         12,184
Tokyo Electric Power Co. Inc. (The)                       21,400        409,019
Tokyo Electron Ltd.                                        2,900        137,422
Tokyo Gas Co. Ltd.                                        47,000        135,041
Tokyu Corp.                                               18,000         58,014
TonenGeneral Sekiyu K.K.                                   6,000         42,174
Toppan Printing Co. Ltd.                                  12,000         85,946
Toray Industries Inc.                                     25,000         58,089
Toshiba Corp.                                             50,000        171,976
Tosoh Corporation                                         11,000         24,551
Tostem Inax Holding Corp.                                  5,000         72,038
Toto Ltd.                                                  8,000         47,504
Toyo Seikan Kaisha Ltd.                                    3,000         28,057
Toyo Suisan Kaisha Ltd.                                    3,000         30,456
Toyoda Gosei Co. Ltd.                                      1,000         19,696
Toyota Industries Corporation                              3,600         58,583
Toyota Motor Corp.                                        50,600      1,310,564
Trend Micro Inc.                               /(1)/       2,000         31,064
Ube Industries Ltd.                                       17,000         25,059
UFJ Holdings Inc.                              /(1)/          71        104,068
Uni-Charm Corp.                                              900         38,901
Uny Co. Ltd.                                               3,000         25,834
Ushio Inc.                                                 3,000         34,728
USS Co. Ltd.                                                 410         20,760
Wacoal Corp.                                               4,000         31,147
West Japan Railway Company                                    20         75,786
World Co. Ltd.                                             1,000         18,947
Yakult Honsha Co. Ltd.                                     3,000         40,225
Yamada Denki Co. Ltd.                                      1,600         35,311
Yamaha Corp.                                               3,000         41,124
Yamanouchi Pharmaceutical Co. Ltd.                         5,900        153,796
Yamato Transport Co. Ltd.                                  8,000         88,545
Yokogawa Electric Corp.                                    5,000         38,601
-------------------------------------------------------------------------------
                                                                     22,355,828
-------------------------------------------------------------------------------

LUXEMBOURG--0.07%
-------------------------------------------------------------------------------
Arcelor                                                    6,507         75,769
-------------------------------------------------------------------------------
                                                                         75,769
-------------------------------------------------------------------------------

NETHERLANDS--5.14%
-------------------------------------------------------------------------------
ABN AMRO Holding NV                                       28,093        537,139
Aegon NV                                                  25,564        255,988
Akzo Nobel NV                                              5,485        145,374
ASML Holding NV                                /(1)/       8,373         79,517
Corio NV                                                   1,019         32,788
DSM NV                                                     1,559         65,739
Euronext NV                                                2,148         53,255
Hagemeyer NV                                               5,613         21,593
Heineken NV                                                3,729        132,320
IHC Caland NV                                                745         38,036

ING Groep NV                                              31,507        547,420
Koninklijke Ahold NV                                      13,748        114,144
Koninklijke KPN NV                             /(1)/      33,553        237,734
Koninklijke Numico NV                                      2,800         43,086
Koninklijke Philips Electronics NV                        24,896        473,439
Koninklijke Vendex KBB NV                                  1,852         21,438
QIAGEN NV                                      /(1)/       3,199         27,001
Reed Elsevier NV                                          11,931        140,709
Rodamco Europe NV                                          1,227         64,209
Royal Dutch Petroleum Co.                                 39,299      1,824,114
TNT Post Group NV                                          6,340        110,082
Unilever NV CVA                                           10,708        574,494
VNU NV                                                     4,445        136,951
Wolters Kluwer NV CVA                                      5,607         67,607
-------------------------------------------------------------------------------
                                                                      5,744,177
-------------------------------------------------------------------------------

NEW ZEALAND--0.21%
-------------------------------------------------------------------------------
Carter Holt Harvey Ltd.                                   27,340         28,651
Contact Energy Ltd.                                       12,981         38,379
Sky City Entertainment Group Ltd.                          9,307         51,382
Telecom Corp. of New Zealand Ltd.                         37,638        115,464
-------------------------------------------------------------------------------
                                                                        233,876
-------------------------------------------------------------------------------

NORWAY--0.44%
-------------------------------------------------------------------------------
DNB Holding ASA                                            9,504         46,872
Gjensidige NOR ASA                                         1,329         46,489
Norsk Hydro ASA                                            2,829        139,130
Norske Skogindustrier ASA                                  2,820         42,192
Orkla ASA                                                  4,519         78,255
Statoil ASA                                                8,479         72,240
Tandberg ASA                                   /(1)/       2,262         11,720
Telenor ASA                                                8,100         33,664
Tomra Systems ASA                                          3,804         16,337
-------------------------------------------------------------------------------
                                                                        486,899
-------------------------------------------------------------------------------

PORTUGAL--0.36%
-------------------------------------------------------------------------------
Banco Comercial Portugues SA Class R                      39,547         69,483
Banco Espirito Santo e Comercial de Lisboa SA              2,554         37,834
BPI-SPGS SA - Registered                                  12,731         35,964
Brisa-Auto Estradas de Portugal SA                         6,580         37,025
CIMPOR-Cimentos de Portugal SGPS SA                        3,965         15,071
Electricidade de Portugal SA                              36,742         78,478
Portugal Telecom SGPS SA                                  16,435        117,768
Sonae SGPS SA                                  /(1)/      26,102         14,687
-------------------------------------------------------------------------------
                                                                        406,310
-------------------------------------------------------------------------------

SINGAPORE--0.80%
-------------------------------------------------------------------------------
Capitaland Ltd.                                           32,000         22,533
Chartered Semiconductor Manufacturing Ltd.     /(1)/      18,000          9,302
ComfortDelGro Corp. Ltd.                       /(1)/      40,000         18,285
DBS Group Holdings Ltd.                                   19,652        114,944
Fraser & Neave Ltd.                                        7,400         36,139
Haw Par Corp. Ltd.                                        13,792         33,991
Keppel Corp. Ltd.                                         13,000         36,173
Oversea-Chinese Banking Corp. Ltd. - Ordinary
Shares                                                    19,350        109,881

Singapore Airlines Ltd.                                   13,000         76,775
Singapore Press Holdings Ltd.                              8,000         83,135
Singapore Technologies Engineering Ltd.                   37,000         36,559
Singapore Telecommunications Ltd.                        121,000        103,754
United Overseas Bank Ltd.                                 23,392        164,714
Venture Corp. Ltd.                                         5,000         45,713
-------------------------------------------------------------------------------
                                                                        891,898
-------------------------------------------------------------------------------

SPAIN--3.75%
-------------------------------------------------------------------------------
Abertis Infraestructuras SA                                5,004         69,933
Acciona SA                                                   640         30,500
Acerinox SA                                                1,304         49,835
Actividades de Construccion y Servicios SA                   882         37,627
Altadis SA                                                 5,728        146,815
Amadeus Global Travel Distribution SA Class A              4,604         26,382
Banco Bilbao Vizcaya Argentaria SA                        55,609        584,306
Banco Popular Espanol SA                                   2,933        148,197
Banco Santander Central Hispano SA                        78,296        686,023
Corporacion Mapfre SA                                      1,984         21,188
Endesa SA                                                 16,736        280,210
Fomento de Construcciones y Contratas SA                   1,111         31,041
Gas Natural SDG SA                                         3,991         80,204
Grupo Dragados SA                                          2,602         52,380
Grupo Ferrovial SA                                         1,209         32,835
Iberdrola SA                                              14,353        248,553
Indra Sistemas SA                                          2,620         26,627
Industria de Diseno Textil SA                              4,219        106,103
Repsol YPF SA                                             17,378        281,779
Sacyr Vallehermoso SA                                      3,335         36,995
Sociedad General de Aguas de Barcelona SA                  2,517         34,396
Telefonica SA                                             89,506      1,039,148
Terra Networks SA                              /(1)/       7,886         47,725
Union Fenosa SA                                            4,070         68,938
Zeltia SA Rights                                           3,537         23,883
-------------------------------------------------------------------------------
                                                                      4,191,623
-------------------------------------------------------------------------------

SWEDEN--2.03%
-------------------------------------------------------------------------------
ASSA Abloy AB Class B                                      5,751         55,678
Atlas Copco AB Class A                                     2,360         59,701
Atlas Copco AB Class B                                     1,384         32,504
Drott AB Class B                                           2,450         30,912
Electrolux AB Class B                                      5,910        116,650
Eniro AB                                                   4,022         34,653
Gambro AB Class A                                          3,797         25,140
Hennes & Mauritz AB Class B                                8,871        203,907
Holmen AB Class B                                            962         26,258
Modern Times Group AB Class B                  /(1)/       1,762         27,074
Nordea AB                                                 45,757        220,641
OM AB                                                      1,684         11,991
Sandvik AB                                                 4,143        108,428
Securitas AB Class B                                       5,726         58,655
Skandia Forsakrings AB                                    17,334         46,123
Skandinaviska Enskilda Banken AB Class A                   9,096         92,608
Skanska AB Class B                                         8,257         47,139
SKF AB Class B                                             1,807         52,145

Svenska Cellulosa AB Class B                               3,508        119,856
Svenska Handelsbanken AB Class A                          10,688        174,908
Swedish Match AB                                           8,278         62,564
Tele2 AB Class B                               /(1)/       1,860         69,126
Telefonaktiebolaget LM Ericsson AB Class B     /(1)/     282,288        303,272
Telia AB                                                  30,809        127,778
Trelleborg AB  Class B                                     2,686         28,689
Volvo AB Class A                                           1,873         39,309
Volvo AB Class B                                           4,334         95,289
-------------------------------------------------------------------------------
                                                                      2,270,998
-------------------------------------------------------------------------------

SWITZERLAND--7.40%
-------------------------------------------------------------------------------
ABB Ltd.                                       /(1)/      18,583         61,049
Adecco SA                                                  2,565        105,664
Centerpulse AG - Registered                    /(1)/         198         53,280
Ciba Specialty Chemicals AG                    /(1)/       1,437         86,991
Clariant AG - Registered                       /(1)/       3,015         27,600
Compagnie Financiere Richemont AG                         10,792        174,482
Credit Suisse Group                                       22,309        587,144
Givaudan SA - Registered                                     188         79,111
Holcim Ltd.                                                3,009        111,181
Logitech International SA - Registered         /(1)/         907         34,015
Lonza Group AG - Registered                                1,094         50,074
Nestle SA                                                  7,518      1,551,276
Nobel Biocare Holding AG                                     451         29,860
Novartis AG                                               45,003      1,780,784
Roche Holding AG - Genusschein                            13,077      1,025,751
Roche Holding AG Bearer                                      586         72,031
Serono SA                                                    130         76,394
Societe Generale de Surveillance Holding SA                   95         37,101
Swatch Group (The) AG - Registered                         1,482         26,969
Swatch Group (The) AG Class B                                722         65,428
Swiss Re                                                   6,017        333,377
Swisscom AG                                                  496        140,977
Syngenta AG                                                2,134        106,972
Synthes-Stratec Inc.                                          94         67,522
UBS AG - Registered                                       22,277      1,239,210
Unaxis Holding AG Class R                                    230         18,720
Zurich Financial Services AG                   /(1)/       2,713        323,465
-------------------------------------------------------------------------------
                                                                      8,266,428
-------------------------------------------------------------------------------

UNITED KINGDOM--26.63%
-------------------------------------------------------------------------------
Aegis Group PLC                                           23,222         30,368
Alliance Unichem PLC                                       4,968         40,600
AMEC PLC                                                   5,249         22,520
Amersham PLC                                              13,424        100,734
AMVESCAP PLC                                              12,589         86,834
ARM Holdings PLC                               /(1)/      21,406         23,667
Associated British Ports Holdings PLC                      7,715         50,542
AstraZeneca PLC                                           32,306      1,295,427
Aviva PLC                                                 41,869        290,697
BAA PLC                                                   19,822        160,439
BAE Systems PLC                                           57,527        135,273
Balfour Beatty PLC                                         7,911         25,195
Barclays PLC                                   /(2)/     122,159        907,113

Barratt Developments PLC                                   4,556         32,478
BBA Group PLC                                             11,951         41,020
Berkeley Group (The) PLC                                   2,351         28,961
BG Group PLC                                              64,800        287,106
BHP Billiton PLC                                          46,962        247,207
BOC Group PLC                                              9,100        116,752
Boots Group PLC                                           15,751        168,555
BP PLC                                                   417,632      2,896,176
BPB PLC                                                    9,923         50,270
Brambles Industries PLC                                   15,117         40,910
British Airways PLC                            /(1)/       9,883         24,707
British American Tobacco PLC                              30,699        348,273
British Land Co. PLC                                       9,831         77,990
British Sky Broadcasting Group PLC             /(1)/      23,198        257,051
BT Group PLC                                             161,510        543,026
Bunzl PLC                                                  9,965         69,845
Cable & Wireless PLC                                      44,479         82,939
Cadbury Schweppes PLC                                     39,062        230,760
Canary Wharf Finance PLC                       /(1)/       8,565         36,182
Capita Group PLC                                          13,511         50,387
Carlton Communications PLC                                16,253         40,632
Carnival PLC                                               3,196         97,092
Cattles PLC                                                8,130         43,534
Celltech Group PLC                             /(1)/       5,440         30,790
Centrica PLC                                              77,968        226,118
Chubb PLC                                                 21,846         27,217
Close Brothers Group PLC                                   3,009         32,150
Cobham PLC                                                 1,849         35,317
Compass Group PLC                                         42,500        229,154
Daily Mail and General Trust PLC Class A                   6,350         59,727
De La Rue PLC                                              4,444         17,343
Diageo PLC                                                58,895        628,791
Dixons Group PLC                                          37,399         81,462
Electrocomponents PLC                                      9,172         49,114
EMAP PLC                                                   4,683         66,110
EMI Group PLC                                             18,821         37,890
Enterprise Inns PLC                                        3,234         43,146
Exel PLC                                                   5,770         59,223
FirstGroup PLC                                             7,937         35,363
FKI PLC                                                   11,736         15,445
Friends Provident PLC                                     30,124         56,420
George Wimpey PLC                                          7,918         38,544
GKN PLC                                                   15,495         56,891
GlaxoSmithKline PLC                                      112,472      2,269,835
Granada PLC                                               54,675         82,102
GUS PLC                                                   18,783        210,454
Hammerson PLC                                              5,164         42,223
Hanson PLC                                                13,936         77,671
Hays PLC                                                  33,912         53,722
HBOS PLC                                                  70,721        915,514
Hilton Group PLC                                          32,034         97,264
HSBC Holdings PLC                                        200,192      2,365,283
IMI PLC                                                    7,298         36,128
Imperial Chemical Industries PLC                          26,303         53,278
Imperial Tobacco Group PLC                                13,529        241,778

InterContinental Hotels Group PLC              /(1)/      13,822         98,076
International Power PLC                        /(1)/      22,347         47,662
Invensys PLC                                              67,972         22,994
J Sainsbury PLC                                           27,304        114,442
Johnson Matthey PLC                                        4,507         65,671
Kelda Group PLC                                            8,716         61,486
Kidde PLC                                                 16,008         22,453
Kingfisher PLC                                            48,145        220,265
Land Securities Group PLC                                  8,528        109,976
Legal & General Group PLC                                120,495        167,021
Liberty International PLC                                  6,557         67,030
Lloyds TSB Group PLC                                     103,475        734,649
LogicaCMG PLC                                             14,704         34,758
Man Group PLC                                              5,155        101,738
Marks & Spencer Group PLC                                 42,194        219,845
MFI Furniture Group PLC                                   11,511         31,816
Misys PLC                                                 10,969         46,518
Mitchells & Butlers PLC                        /(1)/      13,822         53,315
National Grid Transco PLC                                 57,605        390,684
Next PLC                                                   5,395         91,385
Novar PLC                                                 12,999         26,277
Pearson PLC                                               15,547        145,207
Peninsular & Oriental Steam Navigation Co. PLC            14,889         57,737
Persimmon PLC                                              5,306         41,765
Provident Financial PLC                                    4,961         52,188
Prudential Corp. PLC                                      37,951        229,833
Rank Group PLC                                            12,411         50,995
Reckitt Benckiser PLC                                     11,025        202,305
Reed International PLC                                    23,713        197,313
Rentokil Initial PLC                                      36,957        115,413
Reuters Group PLC                                         27,483         79,705
Rexam PLC                                                  9,165         57,621
Rio Tinto PLC                                             19,568        368,108
RMC Group PLC                                              5,513         42,007
Rolls-Royce Group PLC                                     28,381         60,063
Royal Bank of Scotland Group PLC                          51,236      1,437,300
Royal Sun Alliance Industries Group PLC                   27,051         61,936
SABMiller PLC                                             16,201        108,474
Safeway PLC                                               19,289         81,962
Sage Group PLC                                            24,222         64,751
Schroders PLC                                              2,680         27,850
Scottish & Newcastle PLC                                  14,363         86,865
Scottish & Southern Energy PLC                            15,845        163,155
Scottish Power PLC                                        34,000        204,223
Securicor PLC                                             16,231         19,954
Serco Group PLC                                            9,643         25,460
Severn Trent PLC                                           6,701         75,634
Shell Transport & Trading Co. PLC                        178,799      1,180,181
Signet Group PLC                                          34,494         51,371
Slough Estates PLC                                         8,271         46,643
Smith & Nephew PLC                                        17,657        101,469
Smiths Group PLC                                          10,650        123,546
Stagecoach Group PLC                                      22,950         23,480
Tate & Lyle PLC                                            7,802         44,095
Taylor Woodrow PLC                                        11,498         38,137

Tesco PLC                                                134,386        486,202
3i Group PLC                                              11,750        109,550
TI Automotive Ltd.                          /(1)(3)/       7,024              0
Tomkins PLC                                               14,962         56,045
Unilever PLC                                              51,560        410,519
United Business Media PLC                                  8,146         40,730
United Utilities PLC                                      10,722        104,211
Vodafone Group PLC                                     1,276,771      2,496,633
Whitebread PLC                                             6,083         68,057
William Hill PLC                                           6,385         30,081
Wolseley PLC                                              11,127        123,066
WPP Group PLC                                             21,652        169,713
-------------------------------------------------------------------------------
                                                                     29,742,343
-------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $130,892,848)                                                108,739,183
-------------------------------------------------------------------------------

Security                                                Shares        Value
-------------------------------------------------------------------------------

PREFERRED STOCKS--0.49%
AUSTRALIA--0.22%
-------------------------------------------------------------------------------
News Corporation Ltd. (The)                               39,713        244,762
-------------------------------------------------------------------------------
                                                                        244,762
-------------------------------------------------------------------------------

GERMANY--0.23%
-------------------------------------------------------------------------------
Henkel KGaA                                                1,185         73,360
Porsche AG                                                   160         67,799
Prosieben Satellite Media AG                               2,990         19,915
Volkswagen AG                                              2,091         62,695
Wella AG                                                     505         36,825
-------------------------------------------------------------------------------
                                                                        260,594
-------------------------------------------------------------------------------

ITALY--0.04%
-------------------------------------------------------------------------------
IntesaBci SpA                                             18,548         42,599
-------------------------------------------------------------------------------
                                                                         42,599
-------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $625,022)                                                        547,955
-------------------------------------------------------------------------------

Security                                                Shares        Value
-------------------------------------------------------------------------------

EXCHANGE-TRADED FUNDS--1.02%

-------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                   /(4)/      10,532      1,140,721
-------------------------------------------------------------------------------
                                                                      1,140,721
-------------------------------------------------------------------------------

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $1,030,497)                                                    1,140,721
-------------------------------------------------------------------------------

                                                      Shares or
Security                                              Principal       Value
-------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS--12.82%

-------------------------------------------------------------------------------
Barclays Global Investors Funds Institutional
Money Market Fund, Institutional Shares        /(5)/   7,998,519      7,998,519
Barclays Global Investors Funds Prime Money
Market Fund, Institutional Shares              /(5)/   2,388,365      2,388,365
BlackRock Temp Cash Money Market Fund          /(5)/     120,443        120,443
Short Term Investment Co. - Liquid Assets Money
Market Portfolio                               /(5)/     626,276        626,276
Short Term Investment Co. - Prime Money Market
Portfolio, Institutional  Shares               /(5)/     265,374        265,374
Abbey National Treasury Services PLC, Time
Deposit
   1.38%, 07/01/03                             /(5)/ $   159,224        159,224
Beta Finance Inc., Floating Rate Note
   1.06%, 05/20/04                             /(5)/     132,667        132,667
   1.17%, 08/15/03                             /(5)/     199,042        199,042
Canadian Imperial Bank of Commerce,
Floating Rate Note
   1.07%, 10/30/03                             /(5)/     106,149        106,149
CC USA Inc., Floating Rate Note
   1.10%, 04/19/04                             /(5)/     116,759        116,759
   1.31%, 05/24/04                             /(5)/     265,347        265,347
Dorada Finance Inc., Floating Rate Note
   1.06%, 05/20/04                             /(5)/     265,334        265,334
Five Finance Inc., Floating Rate Note
   1.15%, 04/15/04                             /(5)/     132,687        132,687
HBOS Treasury Services PLC, Floating Rate Note
   1.27%, 06/24/04                             /(5)/     265,374        265,374
Holmes Financing PLC, Floating Rate Bond
   1.14%, 04/15/04                             /(5)/      53,075         53,075
K2 USA LLC, Floating Rate Note
   1.15%, 05/17/04                             /(5)/     132,680        132,680
   1.22%, 04/13/04                             /(5)/     132,680        132,680
Links Finance LLC, Floating Rate Note
   0.98%, 06/28/04                             /(5)/     132,660        132,660
   1.08%, 03/29/04                             /(5)/     132,687        132,687
   1.29%, 05/04/04                             /(5)/     132,680        132,680
Sigma Finance Inc., Floating Rate Note
  1.13%, 10/15/03                              /(5)/     265,361        265,361
White Pine Finance LLC, Floating Rate Note
   1.07%, 04/20/04                             /(5)/     132,687        132,687
   1.14%, 05/17/04                             /(5)/     159,224        159,224
-------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $14,315,294)                                                  14,315,294
-------------------------------------------------------------------------------

Security                                              Principal       Value
-------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--0.17%

-------------------------------------------------------------------------------

Bank of America NA Repurchase Agreement,
dated 06/30/03, due 07/01/03, with an
effective yield of 1.30%.                      /(5)/     132,687        132,687
Merrill Lynch Government Securities Inc.
Repurchase Agreement, dated 06/30/03, due
07/01/03, with an effective yield of 1.38%.    /(5)/      53,075         53,075
TOTAL REPURCHASE AGREEMENTS
(Cost: $185,762)                                                        185,762
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 111.86%
(Cost $147,049,423)                                                 124,928,915
-------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (11.86%)                          (13,241,284)
-------------------------------------------------------------------------------
NET ASSETS -- 100.00%                                            $  111,687,631
===============================================================================

/(1)/  Non-income earning securities.
/(2)/  Issuer is an affiliate of the Master Portfolio's investment advisor. See
       Note 2.
/(3)/ Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
/(4)/  Non-controlled affiliated issuer. See Note 2.
/(5)/ All or a portion of this security represents investments of securities lending collateral.

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)
-------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including securities
 on loan (1)) (Note 1):
   Unaffiliated issuers  (Cost:  $146,018,926)                   $  123,788,194
   Non-controlled affiliated issuers  (Cost:  $1,030,497)             1,140,721
Cash pledged for margin requirements (Note 1)                         1,206,335
Foreign currency, at value (Cost: $184,290)                             182,585
Receivables:
   Investment securities sold                                           102,322
   Dividends and interest                                               485,269
Unrealized gain on forward foreign currency exchange contracts           66,241
                                                                 --------------
Total Assets                                                        126,971,667
                                                                 --------------
LIABILITIES
Payables:
   Investment securities purchased                                      179,859
   Due to broker - variation margin                                     988,179
   Collateral for securities loaned (Note 4)                         14,061,587
   Advisory fees (Note 2)                                                22,557
   Administration fees (Note 2)                                          29,852
Unrealized loss on forward foreign currency exchange contracts            2,002
                                                                 --------------
Total Liabilities                                                    15,284,036
                                                                 --------------
NET ASSETS                                                       $  111,687,631
                                                                 ==============

-------------------------------------------------------------------------------

/(1)/  Securities on loan with market value of $13,357,771. See Note 4.

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------

NET INVESTMENT INCOME
   Dividends (Net of foreign withholding tax of $287,968)        $    1,748,422
   Interest                                                               5,449
   Securities lending income                                             22,047
                                                                 --------------
Total investment income                                               1,775,918
                                                                 --------------
EXPENSES (Note 2)
   Advisory fees                                                         71,286
   Administration fees                                                   47,524
                                                                 --------------
Total expenses                                                          118,810
                                                                 --------------
Net investment income                                                 1,657,108
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on sale of investments                          (2,232,742)
   Net realized loss on futures contracts                               (23,218)
   Net realized gain on foreign currency transactions                   124,873
   Net change in unrealized appreciation (depreciation) of
    investments                                                      10,264,998
   Net change in unrealized appreciation (depreciation) of
    futures contracts                                                     6,318
   Net change in unrealized appreciation (depreciation) on
    translation of assets and liabilities in foreign currencies          10,013
                                                                 --------------
   Net gain on investments                                            8,150,242
                                                                 --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $    9,807,350
                                                                 ==============

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

International Index Master Portfolio
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                For the Six      For the Year
                                                Months Ended         Ended
                                               June 30, 2003      December 31,
                                                (Unaudited)          2002
                                              ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                      $     1,657,108   $     1,759,925
   Net realized loss                               (2,131,087)       (6,912,895)
   Net change in unrealized appreciation
    (depreciation)                                 10,281,329       (10,611,535)
                                              ---------------   ---------------
Net increase (decrease) in net assets
 resulting from operations                          9,807,350       (15,764,505)
                                              ---------------   ---------------
Interestholder transactions:
   Contributions                                   17,871,279        48,313,518
   Withdrawals                                     (6,926,447)      (34,072,197)
                                              ---------------   ---------------
Net increase in net assets resulting from
 interestholder transactions                       10,944,832        14,241,321
                                              ---------------   ---------------
Increase (decrease) in net assets                  20,752,182        (1,523,184)
NET ASSETS:
Beginning of period                                90,935,449        92,458,633
                                              ---------------   ---------------
End of period                                 $   111,687,631   $    90,935,449
                                              ===============   ===============

-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Retirement (formerly LifePath Income), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the International Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Beginning April 14, 2003, securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased using a constant yield to maturity method.

     FOREIGN CURRENCY TRANSLATION

     The accounting records of the Master Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transactions.

     The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Master Portfolio as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the

Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2003, open futures contracts outstanding were as follows:

-----------------------------------------------------------------------------
                                                             Net Unrealized
 Number of       Futures     Expiration      Notional         Appreciation
 Contracts        Index         Date      Contract Value     (Depreciation)
-----------------------------------------------------------------------------
    10             Euro 50     09/19/03   $       294,607   $          (6,618)
     4            FTSE 100     07/19/03           279,013              (9,030)
    13          Nikkei 300     09/11/03           183,427               6,970
                                                            -----------------
                                                            $          (8,678)

-----------------------------------------------------------------------------

     The Master Portfolio has pledged to a broker a cash balance in the amount of $1,206,335 for initial margin requirements.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not enter into any repurchase agreements at June 30, 2003. Repurchase agreements held by the Master Portfolio at June 30, 2003 represent collateral from securities on loan.

     FORWARD  CURRENCY EXCHANGE CONTRACTS

     A foreign currency or cross currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Master Portfolio may use foreign currency or cross currency exchange contracts to hedge certain foreign currency assets and liabilities. Contracts are recorded at market value and marked-to-market daily. The Master Portfolio could be exposed to risk if the counterparties to the contracts were unable to meet the terms of the contract, or if there were unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The amount at risk for such foreign currency or cross currency exchange contracts may exceed the amount reflected in the financial statements.

     As of June 30, 2003, the Master Portfolio held the following forward foreign currency exchange contracts:

---------------------------------------------------------------------------------------------------
Forward Foreign Currency Contracts
---------------------------------------------------------------------------------------------------
                         Foreign Currency Exchange       Foreign         U.S.              Net
                           Purchased/                    Currency       Dollar         Unrealized
Currency                     Sold           Date      Cost/Proceeds     Value          Gain (Loss)
---------------------------------------------------------------------------------------------------
Purchase Contracts
British Pound Sterling         270,900    08/08/03    $     427,997   $     445,885   $      17,888
Euro                           770,449    08/08/03          844,235         883,801          39,566
Japanese Yen                19,206,744    08/08/03          160,220         160,164             (56)
---------------------------------------------------------------------------------------------------
Total                                                                                 $      57,398
---------------------------------------------------------------------------------------------------
Sale Contracts
British Pound Sterling         270,900    08/08/03    $     450,036   $     445,885   $       4,151
Euro                           770,449    08/08/03          884,233         883,801             432
Japanese Yen                19,206,744    08/08/03          162,422         160,164           2,258
---------------------------------------------------------------------------------------------------
Total                                                                                 $       6,841
---------------------------------------------------------------------------------------------------

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.15% of the first $1 billion, and 0.10% thereafter, of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Prior to February 24, 2003, IBT served as securities lending agent for MIP. Effective February 24, 2003, BGI began serving as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment advisor. The Board of Trustees has approved the selection of BGI as securities lending agent subject to the conditions of the exemptive order that was issued by the Securities and Exchange Commission ("SEC"). As securities lending agent, BGI receives a fee based on a share of the income earned on investment of the cash collateral received for the loan of securities. For the period from February 24, 2003 through June 30, 2003, BGI earned $29,649 in securities lending agent fees.

     SEI Investment Distribution Company is the sponsor and placement agent for the Master Portfolio. Prior to April 1, 2003, Stephens Inc. served as sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI who has agreed to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI is not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators. Prior to April 1, 2003, BGI and Stephens Inc. jointly served as co-administrators for the Master Portfolio.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2003, BGIS did not receive any brokerage commissions from the Master Portfolio.

     As a result of using an index approach to investing, the Master Portfolio held shares of Barclays PLC, with a current market value of $907,113 as of June 30, 2003. Barclays PLC is an affiliate of BGFA, the Master Portfolio's investment advisor.

     Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The IMMF and PMMF are feeder funds in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The IMMF and PMMF are open-end money market funds available only to institutional investors, including other investment companies managed by BGFA. The IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the IMMF and PMMF do not directly charge an advisory fee, the master portfolios in which they invest do charge an advisory fee. Income distributions from the IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest income or securities lending income, respectively, in the accompanying Statement of Operations.

     The Master Portfolio may invest in the shares of Exchange Traded Funds ("ETFs"), including shares of ETFs that are affiliated with MIP, to obtain exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Master Portfolio. As of June 30, 2003, the Master Portfolio held shares of the iShares MSCI EAFE Index Fund, an investment portfolio of iShares Trust. iShares Trust is an open-end management investment company managed by BGFA, the investment advisor for MIP. Transactions in shares of affiliated ETFs, including dividend income and net realized capital gains (losses) during the six months ended June 30, 2003 were as follows:

-----------------------------------------------------------------------------------------------------------
                                 Number of                              Number of
                                Shares Held                            Shares Held                 Net
                                 Beginning      Gross       Gross        End of      Dividend    Realized
Affiliated ETF                   of Period    Additions   Reductions     Period       Income        Loss
-----------------------------------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund         12,469       7,439        9,376        10,532   $     --   $   (53,718)
-----------------------------------------------------------------------------------------------------------

     Certain officers and trustees of MIP are also officers or employees of BGI. As of June 30, 2003 these officers or employees of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2003, were as follows:

                     Purchases at cost          $     16,575,574
                     Sales proceeds                    4,095,772

     At June 30, 2003, the cost of investments for federal income tax purposes was $147,049,423. Net unrealized depreciation aggregated $22,120,508, of which $6,014,336 represented gross unrealized appreciation on securities and $28,134,844 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2003, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in securities with remaining maturity of 397 days or less, repurchase agreements and money market mutual funds. The market value of the securities on loan at June 30, 2003 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

----------------------------------------------------------------------------------------------------
                       Six
                     Months Ended      Year Ended      Year Ended       Year Ended     Period Ended
                    June 30, 2003      December 31,    December 31,     December 31,    December 31,
                     (Unaudited)         2002            2001             2000           1999//1//
----------------------------------------------------------------------------------------------------
Ratio of
 expenses to
 average net
 assets       //2//          0.25%             0.25%           0.25%            0.25%           0.25%
Ratio of net
 investment
 income to
 average net
 assets        //2//          3.49%            1.92%           1.50%            1.47%           0.82%
Portfolio
 turnover rate                  4%               20%              7%              45%             39%
Total return                11.26%//3//      (16.36)%        (21.35)%         (14.85)%         20.50%//3//
----------------------------------------------------------------------------------------------------

<F1>
//1// Period from October 1, 1999 (commencement of operations) to December 31, 1999.
<F2>
//2//  Annualized for periods of less than one year.
<F3>
//3//  Not annualized.

Dear E*TRADE Funds Shareholder:

I am writing to let you know that your copy of the E*TRADE Funds Semi-Annual Report for the six months ended June 30th, 2003 is now available online at etradefunds.etrade.com.

I hope you will find the report valuable and informative.

Growth In Both E*TRADE Equity and Bond Funds
During the first six months of 2003 the markets showed some welcome signs of optimism. Consumers continued to refinance homes and spend, despite joblessness and ongoing concerns about the war in Iraq. While the Federal Reserve slowed its pace in terms of cutting interest rates, rates still dropped to lows not seen in over 40 years. This spurred a rebound in equities, but investors also continued to find bonds attractive, despite the historically low interest rates. All this was good news for the E*TRADE Funds, particularly the equity funds, which after many less favorable periods, posted positive returns for the first half of the year:

           Fund Name                                   Total Return/6 Months
                                                           Ended 6/30/03*
E*TRADE Premier Money Market Fund                               0.48%
E*TRADE Bond Fund                                               2.66%
E*TRADE S&P 500 Index Fund                                     11.48%
E*TRADE Russell 2000 Index Fund                                17.20%
E*TRADE International Index Fund                                9.39%
E*TRADE Technology Index Fund                                  21.41%
* Not annualized

The E*TRADE Premier Money Market Fund's 7-day SEC yield was .83% as of June 30th, 2003.**

Signs of Renewed Vigor
As the overall economy continues to demonstrate signs of renewed vigor, we remain committed to providing E*TRADE Funds shareholders with an affordable way to invest in specific asset classes and create solid diversified portfolios.

In the months ahead, we expect to continue providing the tools and services you need--and the value you expect--from E*TRADE FINANCIAL. In the meantime, thank you for your investment in E*TRADE Funds.

We value our relationship with you, and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ LIAT RORER

Liat Rorer
President, E*TRADE Funds

**The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's investment results would have been lower.

This material is intended for use with shareholders who have received a current prospectus for the E*TRADE Fund in which they are invested. For a current prospectus containing more complete information on any of the other E*TRADE Funds, visit the E*TRADE Funds main page at etradefunds.etrade.com. Please read the prospectus carefully before you invest.

An investment in the E*TRADE Premier Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The performance data quoted represents past performance, and the return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For more complete information concerning the prior performance history of each of the Funds, please refer to the Financial Highlights table for each Fund, which is included in the Semi-Annual Report for each Fund.

E*TRADE TECHNOLOGY INDEX FUND
Schedule of Investments
June 30, 2003 (Unaudited)
-----------------------------------------------------------------------------

                                                       NUMBER
                                                     OF  SHARES       VALUE
                                                     -----------  -----------

COMMON STOCK (100.2% OF NET ASSETS)
---------------------------------------
ADVERTISING                                  (0.2%)
   Doubleclick, Inc.                                       3,435  $    31,774 *
   Monster Worldwide, Inc.                                 2,704       53,350 *
                                                                  -----------
                                                                       85,124
                                                                  -----------
AEROSPACE / DEFENSE                          (0.1%)
   The Titan Corp.                                         2,040       20,992 *
                                                                  -----------
COMMERCIAL SERVICES                          (5.0%)
   Accenture Ltd. - Class A                               10,747      194,413 *
   Alliance Data Systems Corp.                             1,977       46,262 *
   Amazon.com, Inc.                                        9,957      363,331 *
   BearingPoint, Inc.                                      4,817       46,484 *
   Convergys Corp.                                         3,771       60,336 *
   eBay, Inc.                                              8,065      840,212 *
   InterActiveCorp.                                       12,567      497,260 *
   Plexus Corp.                                            1,105       12,741 *
                                                                  -----------
                                                                    2,061,039
                                                                  -----------
COMMUNICATIONS SERVICES                      (0.2%)
   Avaya, Inc.                                             9,598       62,003 *
                                                                  -----------
COMPUTER FACILITIES MANAGEMENT               (0.3%)
   Cognizant Technology Solutions Corp.                    1,542       37,563 *
   Comverse Technology, Inc.                               4,741       71,257 *
                                                                  -----------
                                                                      108,820
                                                                  -----------
COMPUTER INTEGRATED SYSTEMS DESIGN           (1.4%)
   Bea Systems, Inc.                                      10,161      110,348 *
   Brocade Communications Systems, Inc.                    6,541       38,527 *
   Computer Sciences Corp.                                 4,763      181,566 *
   Intergraph Corp.                                        1,186       25,499 *
   Jack Henry & Associates, Inc.                           2,246       39,956
   Network Appliance, Inc.                                 8,570      138,920 *
   Tibco Software, Inc.                                    5,426       27,618 *
                                                                  -----------
                                                                      562,434
                                                                  -----------
COMPUTER PERIPHERAL EQUIPMENT                (8.9%)
   Adaptec, Inc.                                           2,767       21,527 *
   Cisco Systems, Inc.                                   178,222    2,974,525 *
   Electronics For Imaging, Inc.                           1,413       28,670 *
   Emulex Corp.                                            2,103       47,885 *
   Juniper Networks, Inc.                                  9,543      118,047 *
   Lexmark International, Inc.                             3,242      229,436 *
   Palm, Inc.                                                722       11,747 *
   Qlogic Corp.                                            2,368      114,445 *
   Research in Motion Ltd.                                 1,965       42,464 *
   Symbol Technologies, Inc.                               5,851       76,122
   3Com Corp.                                              9,211       43,108 *
                                                                  -----------
                                                                    3,707,976
                                                                  -----------
COMPUTER PROGRAMMING SERVICES                (0.4%)
   Amdocs Ltd.                                             5,486      131,663 *
   Informatica Corp.                                       1,986       13,723 *
                                                                  -----------
                                                                      145,386
                                                                  -----------

COMPUTER RELATED SERVICES                    (1.6%)
   Arbitron, Inc.                                          3,775       64,062 *
   CACI International, Inc. - Class A                        740       25,382 *
   Electronic Data Systems Corp.                          12,134      260,274
   Internet Security Systems, Inc.                         1,232       17,852 *
   Paychex, Inc.                                           9,571      280,526
   Red Hat, Inc.                                           4,388       33,217 *
                                                                  -----------
                                                                      681,313
                                                                  -----------
COMPUTER STORAGE DEVICES                     (1.7%)
   EMC Corp.                                              55,566      581,776 *
   Imation Corp.                                             914       34,568
   Quantum Corp.                                           4,468       18,095 *
   Sandisk Corp.                                           1,747       70,491 *
                                                                  -----------
                                                                      704,930
                                                                  -----------
COMPUTERS                                    (0.6%)
   Anteon International Corp.                                866       24,170 *
   Black Box Corp.                                           499       18,064
   Kronos, Inc.                                              493       25,049 *
   Maxtor Corp.                                            6,244       46,892 *
   Perot Systems Corp. - Class A                           2,737       31,092 *
   Storage Technology Corp.                                2,740       70,528 *
   Western Digital Corp.                                   5,052       52,036 *
                                                                  -----------
                                                                      267,831
                                                                  -----------
COMPUTERS, PERIPHERAL & SOFTWARE             (0.7%)
   Autodesk, Inc.                                          2,822       45,604
   McDATA Corp. - Class A                                  2,084       30,572 *
   National Instruments Corp.                              1,295       48,925 *
   NetIQ Corp.                                             1,443       22,309 *
   Nvidia Corp.                                            4,046       93,098 *
   Sybase, Inc.                                            2,418       33,634 *
   webMethods, Inc.                                        1,351       10,984 *
                                                                  -----------
                                                                      285,126
                                                                  -----------
DATA PROCESSING & PREPARATION                (5.1%)
   Acxiom Corp.                                            2,190       33,047 *
   Affiliated Computer Services,
    Inc. - Class A                                         3,190      145,879 *
   Automatic Data Processing, Inc.                        15,195      514,503
   Bisys Group, Inc.                                       3,056       56,139 *
   DST Systems, Inc.                                       2,998      113,924 *
   First Data Corp.                                       18,999      787,319
   Fiserv, Inc.                                            4,916      175,059 *
   Legato Systems, Inc.                                    2,894       24,281 *
   Sungard Data Systems, Inc.                              7,236      187,485 *
   Verisign, Inc.                                          6,076       84,031 *
                                                                  -----------
                                                                    2,121,667
                                                                  -----------
DEPOSIT BANKING                              (0.4%)
   Concord EFS, Inc.                                      12,352      181,821 *
                                                                  -----------
DISTRIBUTION/WHOLESALE                       (0.3%)
   CDW Corp.                                               2,127       97,417 *
   Ingram Micro, Inc. - Class A                            3,867       42,537 *
                                                                  -----------
                                                                      139,954
                                                                  -----------
ELECTRONIC COMPONENTS                        (1.1%)
   AVX Corp.                                               4,415       48,521
   Celestica, Inc.                                         4,750       74,860 *
   Flextronics International Ltd.                         13,155      136,680 *
   MEMC Electronic Materials, Inc.                         5,174       50,705 *
   Sanmina-SCI Corp.                                      12,929       81,582 *
   Vishay Intertechnology, Inc.                            3,685       48,642 *
                                                                  -----------
                                                                      440,990
                                                                  -----------
ELECTRONIC COMPUTERS                        (19.2%)
   Apple Computer, Inc.                                    9,283      177,491 *
   Dell Computer Corp.                                    65,219    2,084,399 *

   Gateway, Inc.                                           8,325       30,386 *
   Hewlett-Packard Co.                                    77,518    1,651,133
   International Business Machines Corp.                  43,193    3,563,423
   Sun Microsystems, Inc.                                 81,885      376,671 *
   Unisys Corp.                                            8,266      101,507 *
                                                                  -----------
                                                                    7,985,010
                                                                  -----------
ELECTRONIC PARTS & EQUIPMENT                 (0.3%)
   Arrow Electronics, Inc.                                 2,576       39,258 *
   Avnet, Inc.                                             3,060       38,801 *
   CheckFree Corp.                                         2,273       63,280 *
                                                                  -----------
                                                                      141,339
                                                                  -----------
ELECTRONICS                                  (1.1%)
   Agilent Technologies, Inc.                             11,987      234,346 *
   Amphenol Corp. - Class A                                1,081       50,612 *
   ATI Technologies, Inc.                                  6,061       61,822 *
   Cymer, Inc.                                               865       27,299 *
   KEMET Corp.                                             2,171       21,927 *
   Mentor Graphics Corp.                                   1,728       25,021 *
   Skyworks Solutions, Inc.                                3,491       23,634 *
                                                                  -----------
                                                                      444,661
                                                                  -----------
HEALTH & PERSONAL CARE                       (0.1%)
   Newport Corp.                                             963       14,252 *
   Tektronix, Inc.                                         2,150       46,440 *
                                                                  -----------
                                                                       60,692
                                                                  -----------
INTERNET SERVICE PROVIDER                    (1.3%)
   Earthlink, Inc.                                         3,923       30,952 *
   Yahoo!, Inc.                                           15,328      502,145 *
                                                                  -----------
                                                                      533,097
                                                                  -----------
MEASURING & CONTROLLING DEVICES              (0.5%)
   Kla-Tencor Corp.                                        4,840      225,012 *
                                                                  -----------
MULTIMEDIA NETWORKING                        (0.1%)
   Polycom, Inc.                                           2,474       34,290 *
                                                                  -----------
NETWORK EQUIPMENT                            (0.8%)
   Extreme Networks, Inc.                                  2,933       15,545 *
   Foundry Networks, Inc.                                  3,095       44,568 *
   Lucent Technologies, Inc.                             104,990      213,130 *
   Sonus Networks, Inc.                                    5,614       28,238 *
   Sycamore Networks, Inc.                                 6,860       26,274 *
                                                                  -----------
                                                                      327,755
                                                                  -----------
PREPACKAGED SOFTWARE                        (19.3%)
   Adobe Systems, Inc.                                     5,871      188,283
   Ariba, Inc.                                             6,697       19,890 *
   BMC Software, Inc.                                      5,914       96,576 *
   Cadence Design System, Inc.                             6,798       81,984 *
   Check Point Software Technologies Ltd.                  6,249      122,168 *
   Citrix Systems, Inc.                                    4,173       84,962 *
   Cognos, Inc.                                            2,154       58,158 *
   Computer Associates International,
    Inc.                                                  14,695      327,405
   Compuware Corp.                                         9,551       55,109 *
   CSG Systems International, Inc.                         1,351       19,090 *
   Electronic Arts, Inc.                                   3,702      273,911 *
   Intuit, Inc.                                            5,207      231,868 *
   J.D. Edwards & Co.                                      3,058       43,821 *
   Macromedia, Inc.                                        1,584       33,327 *
   Mercury Interactive Corp.                               2,153       83,127 *
   Microsoft Corp.                                       145,044    3,714,577
   Network Associates, Inc.                                3,962       50,238 *
   Novell, Inc.                                            9,450       29,106 *
   Oracle Corp.                                          133,146    1,600,415 *
   Parametric Technology Corp.                             6,819       20,798 *

   Peoplesoft, Inc.                                        8,061      141,793 *
   Quest Software, Inc.                                    2,357       28,048 *
   Realnetworks, Inc.                                      4,066       27,568 *
   Siebel Systems, Inc.                                   12,362      117,933 *
   Symantec Corp.                                          3,759      164,870 *
   Synopsys, Inc.                                          1,880      116,278 *
   Veritas Software Corp.                                 10,545      302,325 *
                                                                  -----------
                                                                    8,033,628
                                                                  -----------
PRINTED CIRCUIT BOARDS                       (0.5%)
   Jabil Circuit, Inc.                                     5,014      110,809 *
   Solectron Corp.                                        21,120       78,989 *
                                                                  -----------
                                                                      189,798
                                                                  -----------
PROCESS CONTROL INSTRUMENTS                  (0.3%)
   Perkinelmer, Inc.                                       3,225       44,537
   Teradyne, Inc.                                          4,662       80,699 *
                                                                  -----------
                                                                      125,236
                                                                  -----------
RADIO & TV COMMUNICATIONS EQUIPMENT          (3.3%)
   Andrew Corp.                                            2,448       22,522 *
   Motorola, Inc.                                         58,838      554,842
   Qualcomm, Inc.                                         20,053      716,895
   Scientific Atlanta, Inc.                                3,762       89,686
                                                                  -----------
                                                                    1,383,945
                                                                  -----------
SEMICONDUCTORS                               (0.8%)
   Agere Systems, Inc. - Class A                          19,622       45,719 *
   Agere Systems, Inc. - Class B                          23,039       52,990 *
   Axcelis Technologies, Inc.                              2,557       15,649 *
   GlobespanVirata, Inc.                                   3,286       27,110 *
   Integrated Circuit Systems, Inc.                        1,750       55,003 *
   Intersil Corp. - Class A                                3,425       91,139 *
   Semtech Corp.                                           1,846       26,287 *
   Silicon Laboratories, Inc.                              1,257       33,487 *
                                                                  -----------
                                                                      347,384
                                                                  -----------
SEMICONDUCTORS & RELATED DEVICES             17.8%)
   Advanced Micro Devices, Inc.                            8,737       56,004 *
   Altera Corp.                                            9,747      159,851 *
   Amkor Technologies, Inc.                                4,225       55,517 *
   Analog Devices, Inc.                                    9,287      323,373 *
   Applied Micro Circuits Corp.                            7,771       47,015 *
   Atmel Corp.                                            11,949       30,231 *
   Broadcom Corp. - Class A                                5,307      132,197 *
   Conexant Systems, Inc.                                  6,888       28,241 *
   Cree, Inc.                                              1,879       30,590 *
   Cypress Semiconductor Corp.                             3,186       38,232 *
   Entegris, Inc.                                          1,782       23,950 *
   Fairchild Semiconductor International,
    Inc. - Class A                                         3,002       38,396 *
   Integrated Device Technology, Inc.                      2,604       28,774 *
   Intel Corp.                                           163,783    3,404,066
   International Rectifier Corp.                           1,641       44,012 *
   JDS Uniphase Corp.                                     34,349      120,565 *
   Lattice Semiconductor Corp.                             2,807       23,102 *
   Linear Technology Corp.                                 7,959      256,359
   LSI Logic Corp.                                         9,448       66,892 *
   Marvell Technology Group Ltd.                           3,072      105,585 *
   Maxim Intergrated Products, Inc.                        8,254      282,204
   Micrel, Inc.                                            2,316       24,063 *
   Microchip Technology, Inc.                              5,143      126,672
   Micron Technology, Inc.                                15,487      180,114 *
   Mindspeed Technologies, Inc.                            2,296        6,199 *
   MKS Instruments, Inc.                                   1,300       23,491 *
   National Semiconductor Corp.                            4,602       90,751 *
   PMC-Sierra, Inc.                                        4,312       50,580 *
   Rambus, Inc.                                            2,480       41,094 *
   RF Micro Devices, Inc.                                  4,705       28,324 *

   STMicroelectronics NV                                  22,729      472,536
   Texas Instruments, Inc.                                43,927      773,115
   Triquint Semiconductor, Inc.                            3,472       14,444 *
   Varian Semiconductor Equipment
    Associates, Inc.                                         875       26,040 *
   Vitesse Semiconductor Corp.                             5,265       25,904 *
   Xilinx, Inc.                                            8,582      217,210 *
                                                                  -----------
                                                                    7,395,693
                                                                  -----------
SOFTWARE                                     (1.6%)
   Activision, Inc.                                        2,482       32,067 *
   Advent Software, Inc.                                     813       13,748 *
   Ascential Software Corp.                                5,852       96,207 *
   Avid Technology, Inc.                                     728       25,531 *
   Avocent Corp.                                           1,158       34,659 *
   Borland Software Corp.                                  2,003       19,569 *
   Certegy, Inc.                                           1,685       46,759 *
   ChoicePoint, Inc.                                       2,188       75,530 *
   Documentum, Inc.                                        1,258       24,745 *
   Fair Isaac Corp.                                        1,202       61,843
   Global Payments, Inc.                                     951       33,761
   Hyperion Solutions Corp.                                  912       30,789 *
   Keane, Inc.                                             1,652       22,517 *
   Overture Services, Inc.                                 1,590       28,827 *
   Pinnacle Systems, Inc.                                  1,636       17,505 *
   Reynolds & Reynolds Company - Class A                   1,680       47,981
   Take-Two Interactive Software, Inc.                     1,053       29,842 *
   THQ, Inc.                                                 940       16,920 *
   WebEx Communications, Inc.                              1,025       14,299 *
                                                                  -----------
                                                                      673,099
                                                                  -----------
SPECIAL INDUSTRY MACHINERY                   (2.4%)
   Applied Materials, Inc.                                42,106      667,801 *
   ASML Holding NV                                        12,255      117,158 *
   LAM Research Corp.                                      3,199       58,254 *
   Novellus Systems, Inc.                                  3,786      138,647 *
                                                                  -----------
                                                                      981,860
                                                                  -----------
TELECOMMUNICATIONS                           (0.1%)
   West Corp.                                              1,694       45,145 *
                                                                  -----------

TELECOMMUNICATIONS EQUIPMENT                 (1.1%)
   ADTRAN, Inc.                                              951       48,777 *
   Corning, Inc.                                          31,760      234,706 *
   Harris Corp.                                            1,697       50,995
   InterDigital Communications Corp.                       1,393       32,554 *
   Tekelec                                                 1,581       17,865 *
   UTStarcom, Inc.                                         2,554       90,846 *
                                                                  -----------
                                                                      475,743
                                                                  -----------
TELEPHONE & TELEGRAPH APPARATUS              (1.1%)
   ADC Telecommunications, Inc.                           20,416       47,528 *
   Advanced Fibre Communication, Inc.                      2,179       35,452 *
   Ciena Corp.                                            11,102       57,619 *
   Nortel Networks Corp.                                  97,722      263,849 *
   Tellabs, Inc.                                          10,425       68,492 *
                                                                  -----------
                                                                      472,940
                                                                  -----------
TRAVEL SERVICES                              (0.5%)
   Expedia, Inc. - Class A                                 1,282       97,919 *
   Sabre Holdings Corp.                                    3,613       89,060
                                                                  -----------
                                                                      186,979
                                                                  -----------
TOTAL COMMON STOCK (Cost:  $81,213,811)                            41,640,712
                                                                  -----------

                                                     FACE AMOUNT       VALUE
                                                     -----------  -----------
SHORT-TERM INVESTMENTS (11.0%)
----------------------------------------
   Bank of Montreal - Eurodollar
    Term Note 1.15%, 07/09/03                            279,866      279,866 +
   Merrill Lynch Premier Institutional
    Fund 1.04%, 07/01/03                                 278,840      278,840 +
   Merrimac Cash Fund - Premium Class
    1.05%, 07/01/03                                    2,000,000    2,000,000 +
   Royal Bank of Scotland - Eurodollar
    Term Note 1.13%, 07/01/03                          2,000,000    2,000,000 +

                                                                  -----------
                                                                    4,558,706
                                                                  -----------
TOTAL SHORT TERM INVESTMENTS
 (Cost:  $4,558,706)                                                4,558,706
                                                                  -----------

                                                     FACE AMOUNT       VALUE
                                                     -----------  -----------
REPURCHASE AGREEMENTS (0.0%)
-----------------------------------------

   Investors Bank & Trust Tri-Party
   Repurchase Agreement, dated 06/30/03,
   due 07/01/03, with a maturity value of
   $14,706 and an effective yield of
   0.75%, collateralized by a $15,082
   Federal National Mortgage Association
   Bond, 7.705%, due July 1, 2030, valued
   at $15,441.
                                                          14,706       14,706
                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
 (Cost:  $14,706)                                                      14,706
                                                                  -----------

TOTAL INVESTMENTS (Cost: $85,787,223)      (111.2%)                46,214,124
LIABILITIES IN EXCESS OF OTHER ASSETS      (-11.2%)                (4,647,655)
                                                                  -----------
NET ASSETS                                 (100.0%)             $  41,566,469
                                                                  ===========

*  Non-income producing security.
+ Represents investment of collateral received from securities lending transactions. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------

ASSETS

Investments at market value (cost: $85,787,223) (Note 1)   *      $  46,214,124
Due from E*TRADE Asset Management, Inc. (Note 2)                          8,896
Dividends receivable                                                     11,194
Interest receivable                                                         226
                                                                  -------------
   TOTAL ASSETS                                                      46,234,440
                                                                  -------------
LIABILITIES
Accrued administration fee (Note 2)                                       5,329
Collateral for securities loaned (Note 3)                             4,558,706
Accrued accounting, custody and transfer agent fees                      34,043
Due to Trustees                                                           8,423
Accrued expenses                                                         61,470
                                                                  -------------
   TOTAL LIABILITIES                                                  4,667,971
                                                                  -------------
TOTAL NET ASSETS                                                  $  41,566,469
                                                                  =============
NET ASSETS CONSIST OF:
Paid-in capital                                                     128,147,966
Net investment loss                                                     (91,055)
Net realized loss on investments                                    (46,917,343)
Net unrealized depreciation of investments                          (39,573,099)
                                                                  =============
TOTAL NET ASSETS                                                  $  41,566,469
                                                                  =============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)            10,041,923
                                                                  =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $        4.14
                                                                  =============

*    Includes securities on loan with market value of $4,286,550. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2003 (Unaudited)

-------------------------------------------------------------------------------

NET INVESTMENT INCOME:
   Dividends (Net of foreign withholding tax of $446)             $      64,597
   Interest                                             *                   980
                                                                  -------------
      TOTAL INVESTMENT INCOME                                            65,577
                                                                  -------------
EXPENSES (NOTE 2):
   Advisory fee                                                          46,068
   Administration fee                                                    27,641
   Shareholder servicing fees                                            46,068
   Custodian fee                                                         44,647
   Transfer and dividend disbursing agent                                97,755
   Other expenses                                                         1,177
                                                                  -------------
   TOTAL EXPENSES BEFORE WAIVER                                         263,356
Waived fees and reimbursed expenses (Note 2)                           (106,724)
                                                                  -------------
   NET EXPENSES                                                         156,632
                                                                  -------------
NET INVESTMENT LOSS                                                     (91,055)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized loss on sale of investments                          (6,306,516)
   Net change in unrealized appreciation/(depreciation) of
    investments                                                      13,697,981
                                                                  -------------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                 7,391,465
                                                                  -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   7,300,410
                                                                  =============

*    Interest income represents income from securities lending.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                   For the Six     For the Year
                                                  Months  Ended        Ended
                                                  June 30, 2003     December 31,
                                                   (Unaudited)         2002
                                                  -------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss                               $     (91,055)   $   (278,113)
Net realized loss on sale of investments             (6,306,516)    (10,789,146)
Net change in unrealized appreciation/
 (depreciation) of investments                       13,697,981     (14,615,963)
                                                  -------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                      7,300,410     (25,683,222)
                                                  -------------    ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                      3,132,131       8,806,068
Cost of shares redeemed                              (3,537,919)    (10,969,657)
                                                  -------------    ------------
NET DECREASE IN NET ASSETS FROM TRANSACTIONS
 IN SHARES OF COMMON STOCK                             (405,788)     (2,163,589)
                                                  -------------    ------------
REDEMPTION FEES                                           3,250          10,254
                                                  -------------    ------------
NET INCREASE/(DECREASE) IN NET ASSETS                 6,897,872     (27,836,557)
NET ASSETS:
Beginning of period                                  34,668,597      62,505,154
                                                  -------------    ------------
END OF PERIOD                                     $  41,566,469    $ 34,668,597
                                                  =============    ============
SHARE TRANSACTIONS:
Number of shares sold                                   829,250       1,973,469
Number of shares redeemed                              (951,522)     (2,649,338)
                                                  -------------    ------------
NET DECREASE IN SHARES OUTSTANDING                     (122,272)       (675,869)
                                                  =============    ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
                                                                                                               Period from
                                                                                                                August 13,
                                                                                                                  1999
                                                                                                                (commence-
                                      Six                                                                        ment of
                                  Months Ended                                                                  operations)
                                    June 30,           Year Ended        Year Ended         Year Ended           through
FOR A SHARE OUTSTANDING FOR           2003            December 31,      December 31,       December 31,        December 31,
 THE PERIOD                       (Unaudited)             2002              2001               2000               1999
                                  ------------        ------------      ------------       ------------        ------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                        $       3.41        $       5.77      $       8.21       $      14.21        $      10.00
                                  ------------        ------------      ------------       ------------        ------------
INCOME(LOSS) FROM INVESTMENT
 OPERATIONS:
   Net investment loss                   (0.01)              (0.03)            (0.04)             (0.08)              (0.01)
   Net realized and
   unrealized gain(loss) on
   investments                            0.74               (2.33)            (2.36)             (5.32)               4.75
                                  ------------        ------------      ------------       ------------        ------------
   TOTAL INCOME(LOSS) FROM
   INVESTMENT OPERATIONS                  0.73               (2.36)            (2.40)             (5.40)               4.74
                                  ------------        ------------      ------------       ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net
   realized gains                           --                  --             (0.04)             (0.65)              (0.58)
                                  ------------        ------------      ------------       ------------        ------------
REDEMPTION FEES ADDED TO
PAID-IN CAPITAL                           0.00/(5)/           0.00/(5)/         0.00/(5)/          0.05                0.05
                                  ------------        ------------      ------------       ------------        ------------
NET ASSET VALUE, END OF
PERIOD                            $       4.14        $       3.41      $       5.77       $       8.21        $      14.21
                                  ============        ============      ============       ============        ============
TOTAL RETURN                             21.41%/(4)/        (40.90)%          (29.03)%           (38.02)%             47.71%/(1)/
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
   (000s omitted)                 $     41,566        $     34,669      $     62,505       $     55,514        $     44,971
   Ratio of expenses to
   average net assets/(6)/                0.85%/(2)/          0.85%             0.85%              0.85%/(3)/          0.85%/(2)(3)/
   Ratio of net investment
   loss to average net
   assets/(7)/                           (0.49)%/(2)/        (0.61)%           (0.66)%            (0.70)%             (0.49)%/(2)/
   Portfolio turnover rate                6.30%/(4)/          6.02%            48.65%             27.82%              35.77%/(1)(4)/

----------

<F1>
(1) For the period August 13, 1999 (commencement of operations) through December 31, 1999 and is not indicative of a full year's operating results.
<F2>
(2)  Annualized.
<F3>
(3) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.
<F4>
(4)  Not annualized.
<F5>
(5)  Rounds to less than $0.01.
<F6>
(6) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were 1.43%, 1.86% and 1.18%, respectively.

<F7>
(7) The ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2003 (annualized) and the years ended December 31, 2002 and December 31, 2001 were (1.07)%, (1.64) and (0.99)%, respectively.

The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Technology Index Fund ("Fund") is a non-diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of June 30, 2003, the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite Index.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments of the Fund are valued at the last reported sale price on the securities or commodities exchange on which such securities primarily are traded. If there is no sale that day, then the value will be based on the most recent bid prices. Securities that are traded primarily on the national securities market are priced using the Nasdaq Official Closing Price ("NOCP"), but if the NOCP is not available, such securities are valued at the most recent bid prices. Securities that are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges. When a significant event occurs subsequent to the time a value is established as described above that is likely to change such value or when market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees of the Fund ("Board"). Investments in short-term debt securities that mature in 90 days or less are valued at amortized cost, which approximates fair market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder dividends or distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

At December 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

Undistributed/(Overdistributed) Ordinary Income          $           --
Unrealized Appreciation/(Depreciation)                      (57,399,604)
Capital and Other Losses                                    (36,482,403)

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund has elected and intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders. As a RIC, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2003.

As of December 31, 2002, for federal income tax purposes, the Fund had capital loss carryforwards of $4,029,927 and $29,446,919, expiring in 2009 and 2010, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2002, the Fund has elected to defer $3,005,557 of capital losses attributable to post-October losses. Approximately $25,106,304 of capital loss carryforward in the Fund, which will expire in 2008, was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001 and is available to offset future capital gains of the Fund. The losses absorbed by the Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund may be limited under IRS regulations.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement") between ETAM and the Trust, on behalf of the Fund. For its service as investment adviser, ETAM is currently paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-adviser. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which in turn is an indirect subsidiary of Barclay's Bank PLC). For its services, BGFA is paid by ETAM a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of the Fund's daily net assets on amounts between $200 million and $500 million and 0.12% of the Fund's daily net assets on amounts above $500 million.

ETAM also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement") with the Trust, on behalf of the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing or supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and other federal or state governmental agencies; furnishing office space and certain facilities required for conducting the business of the Fund; monitoring and reviewing the Fund's service providers and the expenditures made by the Fund to such service providers; and reporting to the Board concerning its activities pursuant to the Administration Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Trust, on behalf of the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services in connection with the Fund; delivery to the Fund's shareholders of prospectuses, reports, notices, proxies and proxy statements and other informational materials; assistance in connection with the tabulation of shareholders' votes in the event of a shareholder proxy solicitation; receiving, tabulating and transmitting proxies executed by or on behalf of the Fund's shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances, and the conveyance of that information to the Trust as may be reasonably requested; provision of support services to shareholders, including providing information about the Trust and the Fund and answering questions concerning the Trust and the Fund (including questions regarding shareholders' interests in the Fund); acting as the nominee for shareholders, maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the Fund's average daily net assets. In addition, ETAM is allowed to use the shareholder servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC ("E*TRADE Securities"), the Trust's principal underwriter and a wholly owned subsidiary of E*TRADE Group, for shareholder services provided by E*TRADE Securities to the Fund.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2004. In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2004. The

Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.85% of the Fund's average daily net assets.

The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of
(i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $426,031 was eligible for reimbursement as of June 30, 2003.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund. E*TRADE Securities serves as the principal underwriter for the Fund at no cost to the Fund.

3. PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The investment adviser monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The value of the securities on loan as of June 30, 2003 was $4,286,550 and the value of the related collateral was $4,558,706.

4. FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the period ended June 30, 2003.

5. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's investment adviser monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities, aggregated $2,333,735 and, $3,021,971, respectively, for the period ended June 30, 2003.

7. UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At June 30, 2003, the cost of investments for federal income tax purposes was $85,787,223. Net unrealized depreciation aggregated $39,573,099, of which $2,369,377 represented gross unrealized appreciation on securities and $41,942,476 represented gross unrealized depreciation on securities.

8. SUBSEQUENT EVENTS

At a meeting of the Board on July 14, 2003, the Board approved the termination of BGFA as sub-adviser to the Fund, effective on or about September 15, 2003 . At that same meeting, the Board approved a new sub-advisory agreement among the Trust, on behalf of the Fund, ETAM and World Asset Management ("WAM"). Pursuant to the new sub-advisory agreement with WAM, WAM would replace BGFA as the Fund's sub-adviser and assume sub-advisory responsibilities for the Fund effective on or about September 15, 2003 on an interim basis until the earlier of (i) the approval of a sub-advisory agreement among the Trust, ETAM and WAM by the Fund's shareholders at a shareholder meeting expected to be held in October, 2003 or
(ii) on or about February 12, 2004.

In addition, at a meeting of the Board on August 19, 2003, the Board approved the Bank of New York to replace IBT as sub-administrator, fund accounting services agent and custodian for the Fund.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the Registrant's President and Treasurer, and has been included with the Registrant's Form N-CSR filed with the Securities and Exchange Commission on May 23, 2003.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5:  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9.  Controls and Procedures.

a) Based on their evaluation on August 1, 2003, the President (principal executive officer) and the Treasurer (principal financial officer) of E*TRADE Funds ("Funds") believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or E*TRADE Asset Management, Inc. ("ETAM"), the investment adviser and administrator of the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or ETAM on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of ETAM, E*TRADE Securities, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of ETAM or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and ETAM's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or ETAM's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or ETAM during such period.

Item 10. Exhibits.

(a) Incorporated by reference to the Registrant's Form N-CSR filed on May 23, 2003.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     E*TRADE Funds
            --------------------------


By (Signature and Title)*    /s/ Liat Rorer
                         --------------------------------------
                                 Liat Rorer, President
Date  August 22, 2003
    -------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Liat Rorer
                         --------------------------------------
                                 Liat Rorer, President
Date  August 22, 2003
    -------------------------


By (Signature and Title)*    /s/ Elizabeth Gottfried
                         --------------------------------------
                                 Elizabeth Gottfried, Treasurer
Date  August 22, 2003
    -------------------------
/*/ Print the name and title of each signing officer under his or her signature.